MAINSTAY FUNDS TRUST

MAINSTAY RETIREMENT 2010 FUND

MAINSTAY RETIREMENT 2020 FUND

MAINSTAY RETIREMENT 2030 FUND

MAINSTAY RETIREMENT 2040 FUND

MAINSTAY RETIREMENT 2050 FUND

MAINSTAY RETIREMENT 2060 FUND

51 MADISON AVE

NEW YORK, NEW YORK 10010

April 10, 2019

Dear Shareholder:

The Board of Trustees of MainStay Funds Trust (the “Board”) has approved an Agreement and Plan of Reorganization for each of the mutual funds listed above (each, an “Acquired Fund,” and, collectively, the “Acquired Funds”), each a series of MainStay Funds Trust, providing for the acquisition of the assets and the assumption of the liabilities of each Acquired Fund by its corresponding Acquiring Fund, as shown below, each a series of MainStay Funds Trust, in exchange for shares of the corresponding Acquiring Fund, followed by the complete liquidation of the Acquired Fund (each, a “Reorganization,” and, collectively, the “Reorganizations”).

Acquired Fund	Acquiring Fund
MainStay Retirement 2010 Fund	MainStay Conservative Allocation Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund	MainStay Moderate Allocation Fund
MainStay Retirement 2040 Fund	MainStay Moderate Growth Allocation Fund
MainStay Retirement 2050 Fund
MainStay Retirement 2060 Fund	MainStay Growth Allocation Fund

After considering the recommendations of New York Life Investment Management LLC, the investment manager of the Acquired Funds and Acquiring Funds, the Board concluded that the Reorganization of each Acquired Fund with and into the corresponding Acquiring Fund is in the best interests of the shareholders of each Acquired Fund and each Acquiring Fund. The Reorganizations are expected to occur on or about June 14, 2019. Upon completion of the Reorganization, you will become a shareholder of the corresponding Acquiring Fund, and you will receive shares of the corresponding class of the Acquiring Fund equal in value to your shares of the Acquired Fund. The Reorganizations are expected to be tax-free for you for federal income tax purposes, and no commission, redemption fee or transaction fee will be charged as a result of the Reorganizations.

The Reorganizations do not require shareholder approval, and you are not being asked to vote on the Reorganizations. We do, however, ask that you review the enclosed Information Statement/Prospectus, which contains information about each Acquiring Fund, outlines the differences between each Acquired Fund and its corresponding Acquiring Fund, and provides details about the terms and conditions of the Reorganizations.

We appreciate your continued support and confidence in the MainStay Funds. If you have any questions, please contact us by calling toll-free 800-624-6782.

Sincerely,

/s/ Kirk C. Lehneis

Kirk C. Lehneis

President

MainStay Funds Trust

COMBINED INFORMATION STATEMENT/PROSPECTUS

April 10, 2019

INFORMATION STATEMENT FOR

MAINSTAY RETIREMENT 2010 FUND

MAINSTAY RETIREMENT 2020 FUND

MAINSTAY RETIREMENT 2030 FUND

MAINSTAY RETIREMENT 2040 FUND

MAINSTAY RETIREMENT 2050 FUND

MAINSTAY RETIREMENT 2060 FUND

(each a series of MainStay Funds Trust)

51 Madison Avenue

New York, New York 10010

(212) 576-7000

PROSPECTUS FOR

MAINSTAY CONSERVATIVE ALLOCATION FUND

MAINSTAY MODERATE ALLOCATION FUND

MAINSTAY MODERATE GROWTH ALLOCATION FUND

MAINSTAY GROWTH ALLOCATION FUND

(each a series of MainStay Funds Trust)

51 Madison Ave

New York, New York 10010

(212) 576-7000

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

This Information Statement/Prospectus, which should be read and retained for future reference, sets forth information about the Mainstay Conservative Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund and Mainstay Growth Allocation Fund that a shareholder should know before investing. For more complete information about the Mainstay Conservative Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund and Mainstay Growth Allocation Fund or MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund, MainStay Retirement 2050 Fund and MainStay Retirement 2060 Fund, please read each Fund’s Prospectus and Statement of Additional Information, as they may be amended and/or supplemented. As discussed further herein, these documents are available without charge.

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATIONS

We recommend that you read the complete Information Statement/Prospectus. However, we thought it would be helpful to provide brief answers to some questions concerning the reorganization (each, a “Reorganization,” and, collectively, the “Reorganizations”) of each Acquired Fund into its corresponding Acquiring Fund, as described in the table below:

Acquired Fund	Acquiring Fund
MainStay Retirement 2010 Fund	MainStay Conservative Allocation Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund	MainStay Moderate Allocation Fund
MainStay Retirement 2040 Fund	MainStay Moderate Growth Allocation Fund
MainStay Retirement 2050 Fund
MainStay Retirement 2060 Fund	MainStay Growth Allocation Fund

The MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund, MainStay Retirement 2050 Fund and MainStay Retirement 2060 Fund are referred to individually as an “Acquired Fund” and collectively as the “Acquired Funds.” The Mainstay Conservative Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund and Mainstay Growth Allocation Fund are referred to individually as an “Acquiring Fund” and collectively as the “Acquiring Funds.” The Acquired Funds and Acquiring Funds are also referred to individually as a “Fund” and collectively as the “Funds.”

Q. How will the Reorganizations affect me?

A. The Reorganizations are expected to close on June 14, 2019. Upon the closing of the Reorganizations, the assets and liabilities of each Acquired Fund will be transferred to its corresponding Acquiring Fund and you will become a shareholder of the Acquiring Fund. You will receive shares of the Acquiring Fund of the same share class, and equal in value to your shares of, the Acquired Fund.

Q. What are the key similarities between each Acquired Fund and its corresponding Acquiring Fund?

A. The investment manager for each Fund is New York Life Investment Management LLC (“New York Life Investments”), and the Funds are managed by the same portfolio managers. The Acquired Funds and Acquiring Funds are similar in that they allocate assets to underlying mutual funds and exchange-traded funds (“Underlying Funds”) and their strategies leverage the portfolio managers’ asset allocation expertise to deliver solution-oriented funds diversified across a range of asset classes. The Funds also have the same fundamental investment restrictions.

Q. What are the key differences between each Acquired Fund and its corresponding Acquiring Fund?

A. A key difference between the Acquired Funds and Acquiring Funds is that the Acquired Funds are structured with a glide path that gradually changes each Acquired Fund’s target asset allocation mix as the Acquired Fund approaches a planned retirement date, but the Acquiring Funds have target benchmark allocations to equity and fixed income that do not change automatically over time. The Reorganizations are designed to align each Acquired Fund with the corresponding Acquiring Fund that has a similar allocation to equities and fixed income at the present time. Unlike the Acquiring Funds, the Acquired Funds may invest in Underlying Funds managed by an advisor not affiliated with New York Life Investments if an affiliated Underlying Fund in a particular asset class (or sub-asset class) is deemed by the Acquired Funds’ portfolio managers to be unavailable.

Please see the “Comparison of the Funds” starting on p. 8, which outlines these and other key comparison items.

Q. What are the potential benefits from the Reorganizations?

A. The Acquired Funds have not been able to achieve a viable size, and New York Life Investments does not believe that the Acquired Funds are likely to achieve sufficient asset growth in the foreseeable future so that they can become viable. New York Life Investments believes that the shareholders of the Acquired Funds will benefit from the opportunity to continue to obtain similar exposure to equities and fixed income investments after the Reorganizations and to become shareholders of larger Funds that have the potential to generate economies of scale for the benefit of shareholders.

Q. How will the Reorganizations affect shareholder fees and expenses?

A. Shareholders of the Acquired Funds are expected to experience higher net annual fund operating expenses after the Reorganizations. The total annual fund operating expenses of certain share classes of the Acquired Funds, before taking into account the applicable management fee waiver and expense limitation agreement, may be higher or lower than the corresponding share class of the corresponding Acquiring Fund. In either case, the management fee waiver and expense limitation agreements with regard to the Acquired Funds will expire on February 28, 2020, and New York Life Investments has indicated that it is not willing to extend these agreements beyond their expiration date. Please see the “Comparison of Fees and Expenses” starting on p. 23 for more specific information about fees and expenses by Fund and class.

Q. Who will bear the expenses of the Reorganizations and related costs?

A. The cost of the Reorganizations will be borne by the Acquired Funds. These direct costs are estimated to be between $50,000 and $60,000.

To better align the portfolio holdings of each Acquired Fund with its corresponding Acquiring Fund, it is anticipated that up to 15% of the securities held by each Acquired Fund will be sold before the Reorganization and reinvested in accordance with the investment strategies of the corresponding Acquiring Fund. Because the Funds invest in other mutual funds and exchange-traded funds rather than individual portfolio securities, it is not anticipated that significant transaction costs will be incurred in connection with this realignment process. However, any such fees or other costs would be borne by each Fund that conducts such transactions. Large shareholders of each Acquired Fund may choose to redeem their holdings in an Acquired Fund which, in turn, may cause the Acquired Fund to sell portfolio holdings (possibly at a disadvantageous price or time) to be able to redeem such shareholders in cash.

Q. Will the Reorganizations create a taxable event?

A. It is anticipated that the Reorganizations will qualify for federal income tax purposes as tax-free reorganizations under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, the Acquired Funds, the Acquiring Funds, and their respective shareholders are not expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganizations.

However, securities transactions conducted in advance of the Reorganizations to align the portfolio holdings of the Acquired Funds with those of the Acquiring Funds may generate capital gains for the Acquired Funds, based on market prices as of the date of the Information Statement/Prospectus. It is anticipated that up to 15% of the securities held by each Acquired Fund will be sold before the Reorganization and reinvested in accordance with the investment strategies of the corresponding Acquiring Fund. These distributable capital gains, if any, (which would have been partially reduced by any net capital loss carryforward available) would be distributed to shareholders of the Acquired Funds in advance of the Reorganizations. This distribution generally would be taxable to shareholders that are not in a tax-qualified plan. However, because it is not anticipated that the Acquired Funds will sell more than 15% of its securities specifically in anticipation of the Reorganizations, it is not estimated that any capital gains generated directly by the Reorganizations will be significant. For more information regarding the tax treatment of capital gains distributions, please see “Understand the Tax Consequences” starting on p. C-29 of Appendix C to the Information Statement/Prospectus. In addition, you should seek the advice of a tax advisor to determine how this distribution will impact your individual tax situation.

Q. Has the Board approved the Reorganizations?

A. Yes. After careful consideration, the Board unanimously approved the Reorganizations.

Q. Whom do I contact if I have questions or need additional information?

A. If you have any questions or need additional information, please contact us by calling toll-free 800-624-6782.

*       *       *

The following documents containing additional information about the Funds, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Information Statement/Prospectus:

1.	Statement of Additional Information of the Acquired Funds and the Acquiring Funds, dated February 28, 2019, as supplemented (File Number 811-22321, Accession Number 0001144204-19-008665);
2.	Statement of Additional Information dated April 10, 2019 related to this Information Statement;
3.	Annual Report to shareholders of the Acquired Funds for the fiscal year ended October 31, 2018 (File Number 811-22321, Accession Number 0001193125-19-002618); and
4.	Annual Report to shareholders of the Acquiring Funds for the fiscal year ended October 31, 2018 (File Number 811-22321, Accession Number 0001193125-19-002618)

Additional copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge:

By Phone:	800-624-6782

By Mail:	NYLIFE Distributors LLC: Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, New Jersey 07302.

By Internet:	www.nylinvestments.com/funds.

You also may view or obtain these documents from the SEC:

BY E-MAIL:	PUBLICINFO@SEC.GOV
(DUPLICATING FEE REQUIRED)

BY INTERNET:	WWW.SEC.GOV

No person has been authorized to give any information or make any representation not contained in this Information Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Information Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS INFORMATION STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

The following is a summary of certain information contained elsewhere in this Information Statement/Prospectus. Shareholders should read the entire Information Statement/Prospectus carefully.

The Acquired Funds and the Acquiring Funds are open-end, management investment companies registered with the SEC and are each a series of MainStay Funds Trust (the “Trust”), which is organized as a statutory trust under the laws of the State of Delaware.

New York Life Investments serves as the investment manager of each Fund.

The Reorganizations

The Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), has unanimously approved the Reorganizations. Each Reorganization provides for:

•	the transfer of all of the assets of the Acquired Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund;
•	the assumption by the Acquiring Fund of all of the liabilities of the corresponding Acquired Fund;
•	the distribution of shares of the Acquiring Fund to the shareholders of the corresponding Acquired Fund; and
•	the complete liquidation of the Acquired Fund.

The Reorganizations are expected to take place on or about June 14, 2019. The Acquiring Funds will be the accounting survivors of the Reorganizations.

Background and Reasons for the Reorganizations

The Acquired Funds have not been able to achieve a viable size, and New York Life Investment Management LLC (“New York Life Investments”) does not believe that the Acquired Funds are likely to achieve sufficient asset growth in the foreseeable future so that they can become viable. New York Life Investments believes that the shareholders of the Acquired Funds will benefit from the opportunity to continue to obtain similar exposure to equities and fixed income investments after the Reorganizations and to become shareholders of larger Funds that have the potential to generate economies of scale for the benefit of shareholders.

The Board considered the Reorganizations in advance of and during a meeting held on December 10-12, 2018, and the Board, including the Independent Trustees, approved the Reorganizations. In approving the Reorganizations, the Board, including the Independent Trustees, determined that participation in the Reorganizations is in the best interests of shareholders of each Acquired Fund and each Acquiring Fund. The determination to approve the Reorganizations was made by each Trustee after consideration of all of the factors deemed relevant by each Trustee taken as a whole, although individual Trustees may have placed different weights on various factors and assigned different degrees of materiality to various conclusions with respect to each Fund.

The factors considered by the Board with regard to the Reorganizations included, but were not limited to, the following:

•	The Funds are both managed by New York Life Investments.

•	The Funds are similar in that they allocate assets to Underlying Funds and their strategies leverage the portfolio managers’ asset allocation expertise to seek to deliver solution-oriented funds diversified across a range of asset classes.

•	The Funds have the same fundamental investment restrictions.

•	Alternatives to the Reorganization considered by New York Life Investments, including the liquidation of the Acquired Funds.

•	Each Acquired Fund has generally outperformed its corresponding Acquiring Fund over various periods ended October 31, 2018. The Board also considered New York Life Investments’ experience and resources in managing asset allocation strategies.

•	Shareholders of the Acquired Funds are expected to experience higher net annual fund operating expenses after the Reorganizations. The total annual fund operating expenses of certain share classes of the Acquired Funds, before taking into account the applicable management fee waiver and expense limitation agreements, may be higher or lower than the corresponding share class of the corresponding Acquiring Fund. The management fee waiver and expense limitation agreements with regard to the Acquired Funds will expire on February 28, 2020, and New York Life Investments has indicated that it is not willing to extend these agreements beyond their expiration date.

•	The Acquired Funds’ assets have cumulatively declined since 2015 and New York Life Investments represented that the Acquired Funds are unlikely to achieve sufficient scale to be viable in the foreseeable future.

•	The Acquired Funds’ shareholders will not pay any sales charges or fees of any kind in connection with the Reorganization.

•	The Acquired Funds will bear the costs of the Reorganizations.

•	Each Reorganization is expected to be a tax-free transaction. Accordingly, there is expected to be no gain or loss recognized by the Acquired Funds, the Acquiring Funds, or their respective shareholders for federal income tax purposes as a result of the Reorganizations. However, the Board took into account the fact that any portfolio transactions conducted in preparation for the Reorganization would be expected to generate capital gains, based on market values as of the date of this Information Statement/Prospectus. The Acquired Funds would distribute these capital gains to its shareholders, net of any available net capital loss carryforward, prior to the Reorganizations along with all investment company taxable income, and net realized capital gains not previously distributed to shareholders. Such distributions of investment company taxable income and net realized capital gains generally will be taxable to shareholders who are not in a tax-qualified plan.

•	The aggregate net asset value (“NAV”) of each Acquiring Fund’s shares that shareholders of the corresponding Acquired Fund will receive in the Reorganization is expected to equal the aggregate NAV of the shares that shareholders of the Acquired Fund own immediately prior to the Reorganization.

The interests of the Funds’ shareholders will not be diluted as a result of the Reorganizations because each Acquired Fund’s shareholders will receive shares of the corresponding Acquiring Fund with the same aggregate NAV as their Acquired Fund shares.

The Board, including the Independent Trustees, concluded that, based upon the factors summarized above and other considerations it deemed pertinent, the Reorganizations are in the best interests of the shareholders of each Acquired Fund and each Acquiring Fund and that the interests of shareholders in the Acquired Funds and the Acquiring Funds would not be diluted as a result of the Reorganizations.

COMPARISON OF THE FUNDS

Comparison of Investment Objectives and Principal Investment Strategies

Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Summary of Key Differences between the Acquired Funds and Acquiring Funds

•	A key difference between the Acquired Funds and Acquiring Funds is that the Acquired Funds are structured with a glide path that gradually changes each Acquired Fund’s target asset allocation mix as it approaches a planned retirement date. The Acquired Funds’ target allocation continues to change over time (following a glide path) until it reaches its final allocation. For example, the MainStay Retirement 2030 Fund has a changing target allocation, as shown by the glide path chart below.

However, the Acquiring Funds have target benchmark allocations to equity and fixed income that do not change automatically over time. For example, the MainStay Moderate Allocation Fund has the following target allocations:

	U.S. Equity	International Equity	Total Equity	Fixed-Income
MainStay Moderate Allocation Fund*	45%	15%	60%	40%

*Percentages represent target allocations, actual allocation percentages may vary up to +/-10% under normal conditions.

•	Unlike the Acquiring Funds, the Acquired Funds may invest in Underlying Funds managed by an advisor not affiliated with New York Life Investments if an affiliated Underlying Fund in a particular asset class (or sub-asset class) is deemed by the Acquired Funds' portfolio managers to be unavailable.

Additional Information about the Acquired Funds and Acquiring Funds

The following table shows the investment objective and principal investment strategies of each Fund.

MainStay Retirement 2010 and MainStay Retirement 2020 Funds (Acquired Funds) MainStay Conservative Allocation Fund (Acquiring Fund)

MainStay Retirement 2010 Fund

Investment Objective

The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2010" in the Fund's name refers to the approximate year an investor in the Fund had planned to retire and likely would have stopped making new investments in the Fund. The Fund is designed for an investor who has retired between the years 2010 and 2015, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

MainStay Conservative Allocation Fund Investment Objective The Fund seeks current income and, secondarily, long-term growth of capital.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds ("ETFs") managed by New York Life Investments or its affiliates ("affiliated Underlying Funds"), and, if an affiliated Underlying Fund in a particular asset class (or sub-asset class) is deemed by the portfolio managers to be unavailable, mutual funds or ETFs managed by an advisor not affiliated with New York Life Investments ("unaffiliated Underlying Funds") (and collectively with the affiliated Underlying Funds, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 69% (within a range of 59% to 79%) of its assets in Underlying Fixed-Income Funds and approximately 31% (within a range of 21% to 41%) of its assets in Underlying Equity Funds. The Fund may invest approximately 4% (within a range of 0% to 14%) of its assets in international equity Underlying Funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will allocate approximately 30% of its assets to equity Underlying Funds (within a range of 20% to 40%) and 70% to fixed income Underlying Funds (within a range of 60% to 80%). New York Life Investments may change the asset class allocations within the range stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in equity Underlying Funds that invest significantly in both U.S. and non-U.S. securities, New York Life Investments will generally allocate such investments equally between U.S. equity funds and international equity funds.

New York Life Investments will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investments will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Equity and Fixed-Income Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income asset classes, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested across asset classes.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2019, and how the target allocation is anticipated to change over time as the Fund continues past its target retirement date of 2010, until it reaches its final allocation. The Fund’s target allocation will continue to change, becoming more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management LLC (“New York Life Investments”) or its affiliates (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Funds.

The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Fixed-Income Funds and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Equity Funds. The Fund may invest approximately 10% (within a range of 0% to 20%) of its assets in international equity funds. New York Life Investments may change the asset class allocations, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Funds that invest significantly in both U.S. and non-U.S. equity securities, New York Life Investments will generally allocate such investments equally between U.S. equity funds and international equity funds.

New York Life Investments will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investments will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

* Percentages represent target allocations, actual allocation percentages may vary up to +/-10% under normal conditions.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). In addition to the investments in Underlying Funds in accordance to this selection process, the Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets. For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds may invest in many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund.

The second step in the portfolio's construction process involves the actual selection of Underlying Funds to represent the asset classes indicated above and determination of target weightings among the Underlying Funds for the Fund's portfolio. The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund also may invest in Underlying Funds that are money market funds.

New York Life Investments monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying Funds continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets, and various segments within those markets. In response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying Fund.

MainStay Retirement 2020 Fund

Investment Objective

The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2020" in the Fund's name refers to the approximate year an investor in the Fund would plan to retire and likely would stop making new investments in the Fund. The Fund is designed for an investor who is seeking to retire between the years 2016 and 2025, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds ("ETFs") managed by New York Life Investments or its affiliates ("affiliated Underlying Funds"), and, if an affiliated Underlying Fund in a particular asset class (or sub-asset class) is deemed by the portfolio managers to be unavailable, mutual funds or ETFs managed by an advisor not affiliated with New York Life Investments ("unaffiliated Underlying Funds") (and collectively with the affiliated Underlying Funds, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 49% (within a range of 39% to 59%) of its assets in Underlying Fixed-Income Funds and approximately 51% (within a range of 41% to 61%) of its assets in Underlying Equity Funds. The Fund may invest approximately 11% (within a range of 1% to 21%) of its assets in international equity Underlying Funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will allocate approximately 30% of its assets to equity Underlying Funds (within a range of 20% to 40%) and 70% to fixed income Underlying Funds (within a range of 60% to 80%). New York Life Investments may change the asset class allocations within the range stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in equity Underlying Funds that invest significantly in both U.S. and non-U.S. securities, New York Life Investments will generally allocate such investments equally between U.S. equity funds and international equity funds.

New York Life Investments will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investments will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Equity and Fixed-Income Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income asset classes, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested across asset classes.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2019, and how the target allocation is anticipated to change over time as the Fund approaches its target retirement date of 2020. The Fund’s target allocation will continue to change as it passes its target retirement date of 2020, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). In addition to the investments in Underlying Funds in accordance to this selection process, the Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets. For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds may invest in many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund.

MainStay Retirement 2030 Fund (Acquired Fund) MainStay Moderate Allocation Fund (Acquiring Fund)

MainStay Retirement 2030 Fund

Investment Objective

The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2030" in the Fund's name refers to the approximate year an investor in the Fund would plan to retire and likely would stop making new investments in the Fund. The Fund is designed for an investor who is seeking to retire between the years 2026 and 2035, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

MainStay Moderate Allocation Fund Investment Objective The Fund seeks long-term growth of capital and, secondarily, current income.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds ("ETFs") managed by New York Life Investments or its affiliates ("affiliated Underlying Funds"), and, if an affiliated Underlying Fund in a particular asset class (or sub-asset class) is deemed by the portfolio managers to be unavailable, mutual funds or ETFs managed by an advisor not affiliated with New York Life Investments ("unaffiliated Underlying Funds") (and collectively with the affiliated Underlying Funds, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 34% (within a range of 24% to 44%) of its assets in Underlying Fixed-Income Funds and approximately 66% (within a range of 56% to 76%) of its assets in Underlying Equity Funds. The Fund may invest approximately 15% (within a range of 5% to 25%) of its assets in international equity Underlying Funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will allocate approximately 30% of its assets to equity Underlying Funds (within a range of 20% to 40%) and 70% to fixed income Underlying Funds (within a range of 60% to 80%). New York Life Investments may change the asset class allocations within the range stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in equity Underlying Funds that invest significantly in both U.S. and non-U.S. securities, New York Life Investments will generally allocate such investments equally between U.S. equity funds and international equity funds.

New York Life Investments will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investments will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Equity and Fixed-Income Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income asset classes, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested across asset classes.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management LLC (“New York Life Investments”) or its affiliates (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Funds.

The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Equity Funds, and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Fixed-Income Funds. The Fund may invest approximately 15% (within a range of 5% to 25%) of its assets in international equity funds. New York Life Investments may change the asset class allocations, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Funds that invest significantly in both U.S. and non-U.S. equity securities, New York Life Investments will generally allocate such investments equally between U.S. equity funds and international equity funds.

New York Life Investments will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investments will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

*  Percentages represent target allocations, actual allocation percentages may vary up to +/-10% under normal conditions.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2019, and how the target allocation is anticipated to change over time as the Fund approaches its target retirement date of 2030. The Fund’s target allocation will continue to change as it passes its target retirement date of 2030, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). In addition to the investments in Underlying Funds in accordance to this selection process, the Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets. For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds may invest in many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund.

The second step in the portfolio's construction process involves the actual selection of Underlying Funds to represent the asset classes indicated above and determination of target weightings among the Underlying Funds for the Fund's portfolio. The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund also may invest in Underlying Funds that are money market funds.

New York Life Investments monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying Funds continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets, and various segments within those markets. In response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying Fund.

MainStay Retirement 2040 and MainStay Retirement 2050 Funds (Acquired Funds) MainStay Moderate Growth Allocation Fund (Acquiring Fund)

MainStay Retirement 2040 Fund

Investment Objective

The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2040" in the Fund's name refers to the approximate year an investor in the Fund would plan to retire and likely would stop making new investments in the Fund. The Fund is designed for an investor who is seeking to retire between the years 2036 and 2045, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

MainStay Moderate Growth Allocation Fund Investment Objective The Fund seeks long-term growth of capital and, secondarily, current income.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds ("ETFs") managed by New York Life Investments or its affiliates ("affiliated Underlying Funds"), and, if an affiliated Underlying Fund in a particular asset class (or sub-asset class) is deemed by the portfolio managers to be unavailable, mutual funds or ETFs managed by an advisor not affiliated with New York Life Investments ("unaffiliated Underlying Funds") (and collectively with the affiliated Underlying Funds, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 20% (within a range of 10% to 30%) of its assets in Underlying Fixed-Income Funds and approximately 80% (within a range of 70% to 90%) of its assets in Underlying Equity Funds. The Fund may invest approximately 19% (within a range of 9% to 29%) of its assets in international equity Underlying Funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will allocate approximately 30% of its assets to equity Underlying Funds (within a range of 20% to 40%) and 70% to fixed income Underlying Funds (within a range of 60% to 80%). New York Life Investments may change the asset class allocations within the range stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in equity Underlying Funds that invest significantly in both U.S. and non-U.S. securities, New York Life Investments will generally allocate them equally between U.S. equity funds and international equity funds.

New York Life Investments will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investments will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Equity and Fixed-Income Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income asset classes, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested across asset classes.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2019, and how the target allocation is anticipated to change over time as the Fund approaches its target retirement date of 2040. The Fund’s target allocation will continue to change as it passes its target retirement date of 2040, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management LLC (“New York Life Investments”) or its affiliates (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Funds.

The Fund seeks to achieve its investment objective by normally investing approximately 80% (within a range of 70% to 90%) of its assets in Underlying Equity Funds, and approximately 20% (within a range of 10% to 30%) of its assets in Underlying Fixed-Income Funds. The Fund may invest approximately 20% (within a range of 10% to 30%) of its assets in international equity funds. New York Life Investments may change the asset class allocations, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Funds that invest significantly in both U.S. and non-U.S. equity securities, New York Life Investments will generally allocate such investments equally between U.S. equity funds and international equity funds.

New York Life Investments will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investments will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

*  Percentages represent target allocations, actual allocation percentages may vary up to +/-10% under normal conditions.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). In addition to the investments in Underlying Funds in accordance to this selection process, the Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets. For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds may invest in many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund.

The second step in the portfolio's construction process involves the actual selection of Underlying Funds to represent the asset classes indicated above and determination of target weightings among the Underlying Funds for the Fund's portfolio. The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund also may invest in Underlying Funds that are money market funds.

New York Life Investments monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying Funds continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets, and various segments within those markets. In response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying Fund.

MainStay Retirement 2050 Fund

Investment Objective

The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2050" in the Fund's name refers to the approximate year an investor in the Fund would plan to retire and likely would stop making new investments in the Fund. The Fund is designed for an investor who is seeking to retire between the years 2046 and 2055, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds ("ETFs") managed by New York Life Investments or its affiliates ("affiliated Underlying Funds"), and, if an affiliated Underlying Fund in a particular asset class (or sub-asset class) is deemed by the portfolio managers to be unavailable, mutual funds or ETFs managed by an advisor not affiliated with New York Life Investments ("unaffiliated Underlying Funds") (and collectively with the affiliated Underlying Funds, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 13% (within a range of 3% to 23%) of its assets in Underlying Fixed-Income Funds and approximately 87% (within a range of 77% to 97%) of its assets in Underlying Equity Funds. The Fund may invest approximately 21% (within a range of 11% to 31%) of its assets in international equity Underlying Funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will allocate approximately 30% of its assets to equity Underlying Funds (within a range of 20% to 40%) and 70% to fixed income Underlying Funds (within a range of 60% to 80%). New York Life Investments may change the asset class allocations within the range stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in equity Underlying Funds that invest significantly in both U.S. and non-U.S. securities, New York Life Investments will generally allocate them equally between U.S. equity funds and international equity funds.

New York Life Investments will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investments will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Equity and Fixed-Income Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income asset classes, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested across asset classes.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2019, and how the target allocation is anticipated to change over time as the Fund approaches its target retirement date of 2050. The Fund’s target allocation will continue to change as it passes its target retirement date of 2050, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). In addition to the investments in Underlying Funds in accordance to this selection process, the Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets. For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds may invest in many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund.

MainStay Retirement 2060 Fund (Acquired Fund) MainStay Growth Allocation Fund (Acquiring Fund)

MainStay Retirement 2060 Fund

Investment Objective

The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2060" in the Fund's name refers to the approximate year an investor in the Fund would plan to retire and likely would stop making new investments in the Fund. The Fund is designed for an investor who is seeking to retire between the years 2056 and 2065, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

MainStay Growth Allocation Fund Investment Objective The Fund seeks long-term growth of capital.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds ("ETFs") managed by New York Life Investments or its affiliates ("affiliated Underlying Funds"), and, if an affiliated Underlying Fund in a particular asset class (or sub-asset class) is deemed by the portfolio managers to be unavailable, mutual funds or ETFs managed by an advisor not affiliated with New York Life Investments ("unaffiliated Underlying Funds") (and collectively with the affiliated Underlying Funds, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 7% (within a range of 0% to 17%) of its assets in Underlying Fixed-Income Funds and approximately 93% (within a range of 83% to 100%) of its assets in Underlying Equity Funds. The Fund may invest approximately 23% (within a range of 13% to 33%) of its assets in international equity Underlying Funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will allocate approximately 30% of its assets to equity Underlying Funds (within a range of 20% to 40%) and 70% to fixed income Underlying Funds (within a range of 60% to 80%). New York Life Investments may change the asset class allocations within the range stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in equity Underlying Funds that invest significantly in both U.S. and non-U.S. securities, New York Life Investments will generally allocate them equally between U.S. equity funds and international equity funds.

New York Life Investments will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investments will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Equity and Fixed-Income Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management LLC (“New York Life Investments”) or its affiliates (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Funds.

The Fund seeks to achieve its investment objective by normally investing substantially all of its assets in Underlying Equity Funds (normally within a range of 90% to 100%). The Fund may invest approximately 25% (within a range of 15% to 35%) of its assets in international equity funds. The Fund may invest up to 10% of its assets in Underlying Fixed-Income Funds. New York Life Investments may change the asset class allocations, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Funds that invest significantly in both U.S. and non-U.S. equity securities, New York Life Investments will generally allocate such investments equally between U.S. equity funds and international equity funds.

New York Life Investments will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investments will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income asset classes, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested across asset classes.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2019, and how the target allocation is anticipated to change over time as the Fund approaches its target retirement date of 2060. The Fund’s target allocation will continue to change as it passes its target retirement date of 2060, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

*  Percentages represent target allocations, actual allocation percentages may vary up to +/-10% under normal conditions.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). In addition to the investments in Underlying Funds in accordance to this selection process, the Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets. For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds may invest in many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund

The second step in the portfolio's construction process involves the actual selection of Underlying Funds to represent the asset classes indicated above and determination of target weightings among the Underlying Funds for the Fund's portfolio. The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund also may invest in Underlying Funds that are money market funds.

New York Life Investments monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying Funds continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets, and various segments within those markets. In response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying Fund.

The following summarizes the principal risks that are common to the Funds.

You can lose money by investing in a Fund. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by New York Life Investments may underperform the market or other investments. A Fund may receive large purchase or redemption orders, which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund’s exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating economic conditions might cause an overall weakness in corporate earnings that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. The Underlying Funds selected by New York Life Investments may underperform the market or other investments. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that normally may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Focused Portfolio Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests a significant portion of its assets in a single industry or economic sector will impact the Fund’s sensitivity to adverse developments affecting such industry or sector.

Conflicts of Interest: Potential conflicts of interest situations could arise. For example, New York Life Investments may be subject to potential conflicts of interest in selecting or allocating assets among the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the Fund’s portfolio managers may also serve as portfolio managers to one or more Underlying Funds and may have an incentive to select certain Underlying Funds due to compensation considerations or to support new investment strategies or cash flow needs of Underlying Funds. Moreover, a situation could occur where the best interests of the Fund could be adverse to the best interests of an Underlying Fund or vice versa. New York Life Investments will analyze any such situation and take all steps it believes to be necessary to minimize and, where possible, eliminate potential conflicts in light of the fiduciary duty New York Life Investments has to the Fund, which requires it to act in the best interests of the Fund when selecting Underlying Funds.

Exchange-Traded Fund (“ETF”) Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Large Transaction Risks: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund’s investment strategies.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by New York Life Investments may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during periods in which New York Life Investments takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

The following summarizes the principal risk that is unique to the Acquired Funds.

Inadequate Retirement Income Risk: An investment in the Fund is not guaranteed, and the Fund may experience losses, including losses near, at, or after the Fund’s target retirement date. The Fund is not a complete retirement program, and there is no guarantee that the Fund will provide sufficient retirement income to an investor at and through an investor's retirement. Moreover, there is no guarantee that the Fund’s performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

The following summarizes the principal risks that are common to the Funds’ Underlying Funds.

The principal risks of the Underlying Funds, which could adversely affect the performance of a Fund, may include the risks summarized below. For the purposes of the risks summarized below, the terms “Fund” and “Funds” may also refer to “Underlying Fund” or “Underlying Funds” as the context requires.

Market Risk: The value of a Fund's investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by a Fund's manager or subadvisor may not produce the desired results. In addition, a Fund may not achieve its investment objective, including during periods in which a Fund's manager or subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Fund is the seller of credit protection in a credit default swap, the Fund effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to a Fund. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price a Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by a Fund. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in a Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of a Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of a Fund's holdings.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce a Fund’s income if the proceeds are reinvested at lower interest rates; and (vi) extension risk, (e.g., if interest rates rise, repayments of debt securities may occur more slowly than anticipated by the market, which may drive the prices of these securities down because their interest rates are lower than the current interest rate and the securities remain outstanding longer).

Interest rates in the United States are near recent historic lows, and Fixed Income Funds may currently face a heightened level of interest rate risk. To the extent the Board of Governors of the Federal Reserve System (“Federal Reserve Board”) continues to raise the federal funds rate, there is a risk that interest rates across the financial system may rise, possibly significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for a Fund to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of a Fund’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt rise. However, when market interest rates fall, certain fixed-rate debt may be adversely affected (i.e., instruments with a negative duration or instruments subject to prepayment risk).

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of a Fund's investments in foreign securities. Foreign securities may also subject a Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment go up or down, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: The Fund is subject to the risk that it could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. Securities purchased by a Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. This could affect the proceeds of any redemption or the number of shares the Fund receives upon purchase. To meet redemption requests or to raise cash to pursue other investment opportunities, a Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Market Capitalization Risk: To the extent a Fund invests in securities issued by small-, mid-, or large-cap companies, a Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize these instruments may depend on the ability of the Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, a Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. A Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. A Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, a Fund is employing a form of leverage which creates special risks.

A Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with the short sale.

Until a Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover a Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. A Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances a Fund may not be able to substitute or sell the pledged collateral. Additionally, a Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit a Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Regulatory Risk: A Fund as well as the issuers of the securities and other instruments in which the Fund invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of a Fund to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies. In addition, regulatory authorities are in the process of adopting and implementing regulations governing derivatives markets, and although the ultimate impact of the regulations remains unclear, the regulations may adversely affect, among other things, the availability, value or performance of derivatives.

Value Stock Risk: Value stocks may never reach what a Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Funds that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Master Limited Partnerships ("MLPs") and Other Natural Resources Sector Companies Risks: Natural resources sector companies, including energy companies and MLPs, are subject to risks, including, but not limited to, fluctuations in the prices of commodities, a significant decrease in the production of or a sustained decline in demand for commodities, and construction risk, development risk, acquisition risk or other risks arising from their specific business strategies. Energy companies are affected by worldwide energy prices and may suffer losses as a result of adverse changes in these prices and market volatility. Additionally, energy companies may be at risk for increased government regulation and intervention and litigation. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs are subject to certain risks inherent in the structure of MLPs, including (i) tax risks; (ii) the limited ability to elect or remove management or the general partner or managing member; (iii) limited voting rights; and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid.

Investment Restrictions

In addition to the investment objectives and principal investment strategies described above, each Fund has adopted certain fundamental investment policies. The fundamental investment policies of each Fund are the same. Fundamental investment policies may only be changed by a vote of a Fund’s shareholders.

Material Differences in the Rights of Fund Shareholders

Each Acquired Fund and Acquiring Fund is a series of MainStay Funds Trust, a Delaware statutory trust governed by a Board of Trustees made up of the same individuals. The Funds are governed by the same Declaration of Trust and By-Laws. Copies of these documents are available to shareholders without charge upon written request to the Funds.

Comparison of Fees and Expenses

Fees and Expenses of the Funds:

The following discussion compares the fees and expenses of the Funds before and after the Reorganizations. Fees and expenses of the Funds are as of October 31, 2018.

It is important to note that following the Reorganizations, shareholders of the Acquired Funds will be subject to the actual fee and expense structures of the Acquiring Funds, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. You may be required to pay a commission or other transaction charge to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense tables or expense examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional; in the “Information on Sales Charges” section starting on page C-6 of the Appendix C – Shareholder Guide. No sales charge or fee of any kind will be assessed to Acquired Fund shareholders in connection with their receipt of shares of a corresponding Acquiring Fund in any of the Reorganizations.

MainStay Conservative Allocation Fund (Acquiring Fund)

MainStay Retirement 2010 and MainStay Retirement 2020 Funds (Acquired Funds)

Class A	MainStay Conservative Allocation Fund (Acquiring Fund)	MainStay Retirement 2010 Fund	MainStay Retirement 2020 Fund	MainStay Conservative Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None [1]	None [1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	None	0.10%	0.10%	None
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.11%	0.55%	0.18%	0.11%
Acquired (Underlying) Fund Fees and Expenses	0.77%	0.47%	0.53%	0.77%
Total Annual Fund Operating Expenses	1.13%	1.37%	1.06%	1.13%
Waivers / Reimbursements[2,3]	0.00%	(0.53)%	(0.16)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2,3]	1.13%	0.84%	0.90%	1.13%

1.	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
2.	With regard to the MainStay Retirement 2010 and MainStay Retirement 2020 Funds, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
3.	With regard to the MainStay Retirement 2010 and MainStay Retirement 2020 Funds, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 0.375% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Investor Class	MainStay Conservative Allocation Fund (Acquiring Fund)	MainStay Retirement 2010 Fund	MainStay Retirement 2020 Fund	MainStay Conservative Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None [1]	None [1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	None	0.10%	0.10%	None
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.29%	1.22%	0.55%	0.30%
Acquired (Underlying) Fund Fees and Expenses	0.77%	0.47%	0.53%	0.77%
Total Annual Fund Operating Expenses	1.31%	2.04%	1.43%	1.32%
Waivers / Reimbursements[2,3]	0.00%	(1.10)%	(0.43)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2,3]	1.31%	0.94%	1.00%	1.32%

1.	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
2.	With regard to the MainStay Retirement 2010 and MainStay Retirement 2020 Funds, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.

3.	With regard to the MainStay Retirement 2010 and MainStay Retirement 2020 Funds, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Investor Class shares do not exceed 0.475% of its average daily net assets. This agreement will remain in effect until February 28, 2020

Class I	MainStay Conservative Allocation Fund (Acquiring Fund)	MainStay Retirement 2010 Fund	MainStay Retirement 2020 Fund	MainStay Conservative Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	None	0.10%	0.10%	None
Distribution and/or Service (12b-1) Fees	None	None	None	None
Other Expenses	0.11%	0.55%	0.18%	0.11%
Acquired (Underlying) Fund Fees and Expenses	0.77%	0.47%	0.53%	0.77%
Total Annual Fund Operating Expenses	0.88%	1.12%	0.81%	0.88%
Waivers / Reimbursements[1,2]	0.00%	(0.53)%	(0.16)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[1,2]	0.88%	0.59%	0.65%	0.88%

1.	With regard to the MainStay Retirement 2010 and MainStay Retirement 2020 Funds, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
2.	With regard to the MainStay Retirement 2010 and MainStay Retirement 2020 Funds, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class I shares do not exceed 0.125% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Class R1	MainStay Conservative Allocation Fund (Acquiring Fund)	MainStay Retirement 2010 Fund	MainStay Retirement 2020 Fund	MainStay Conservative Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	None	0.10%	0.10%	None
Distribution and/or Service (12b-1) Fees	None	None	None	None
Other Expenses	0.21%[2]	0.65%	0.28%	0.21%
Acquired (Underlying) Fund Fees and Expenses	0.77%	0.47%	0.53%	0.77%
Total Annual Fund Operating Expenses	0.98%	1.22%	0.91%	0.98%
Waivers / Reimbursements[1,3]	0.00%	(0.53)%	(0.16)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[1,3]	0.98%	0.69%	0.75%	0.98%

1.	With regard to the MainStay Retirement 2010 and MainStay Retirement 2020 Funds, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
2.	Based on estimated amounts for the current fiscal year.

3.	With regard to the MainStay Retirement 2010 and MainStay Retirement 2020 Funds, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R1 shares do not exceed 0.225% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Class R2	MainStay Conservative Allocation Fund (Acquiring Fund)	MainStay Retirement 2020 Fund	MainStay Conservative Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	None	0.10%	None
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.21%[2]	0.27%	0.21%
Acquired (Underlying) Fund Fees and Expenses	0.77%	0.53%	0.77%
Total Annual Fund Operating Expenses	1.23%	1.15%	1.23%
Waivers / Reimbursements[1,3]	0.00%	(0.15)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[1,3]	1.23%	1.00%	1.23%

1.	With regard to the MainStay Retirement 2020 Fund, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
2.	Based on estimated amounts for the current fiscal year.
3.	With regard to the MainStay Retirement 2020 Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R2 shares do not exceed 0.475% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Class R3	MainStay Conservative Allocation Fund (Acquiring Fund)	MainStay Retirement 2010 Fund	MainStay Retirement 2020 Fund	MainStay Conservative Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	None	0.10%	0.10%	None
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%	0.50%
Other Expenses	0.21%	0.65%	0.28%	0.21%
Acquired (Underlying) Fund Fees and Expenses	0.77%	0.47%	0.53%	0.77%
Total Annual Fund Operating Expenses	1.48%	1.72%	1.41%	1.48%
Waivers / Reimbursements[1,2]	0.00%	(0.53)%	(0.16)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[1,2]	1.48%	1.19%	1.25%	1.48%

1.	With regard to the MainStay Retirement 2010 and MainStay Retirement 2020 Funds, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
2.	With regard to the MainStay Retirement 2010 and MainStay Retirement 2020 Funds, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R3 shares do not exceed 0.725% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Example:

The Example is intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your expenses would be:

MainStay Conservative Allocation Fund

Expenses After	Class A	Investor Class	Class I	Class R1	Class R2	Class R3
1 Year	$ 659	$ 676	$ 90	$ 100	$ 125	$ 151
3 Years	$ 889	$ 942	$ 281	$ 312	$ 390	$ 468
5 Years	$ 1,138	$ 1,229	$ 488	$ 542	$ 676	$ 808
10 Years	$ 1,849	$ 2,042	$ 1,084	$ 1,201	$ 1,489	$ 1,768

MainStay Retirement 2010 Fund

Expenses After	Class A	Investor Class	Class I	Class R1	Class R3
1 Year	$ 631	$ 641	$ 60	$ 70	$ 121
3 Years	$ 911	$ 1,054	$ 303	$ 335	$ 490
5 Years	$ 1,211	$ 1,492	$ 566	$ 619	$ 884
10 Years	$ 2,062	$ 2,705	$ 1,316	$ 1,430	$ 1,986

MainStay Retirement 2020 Fund

Expenses After	Class A	Investor Class	Class I	Class R1	Class R2	Class R3
1 Year	$ 637	$ 646	$ 66	$ 77	$ 102	$ 127
3 Years	$ 854	$ 938	$ 243	$ 274	$ 350	$ 431
5 Years	$ 1,088	$ 1,250	$ 434	$ 488	$ 618	$ 756
10 Years	$ 1,759	$ 2,134	$ 987	$ 1,105	$ 1,384	$ 1,677

MainStay Conservative Allocation Fund Pro Forma Combined

Expenses After	Class A	Investor Class	Class I	Class R1	Class R2	Class R3
1 Year	$ 659	$ 677	$ 90	$ 110	$ 125	$ 151
3 Years	$ 889	$ 945	$ 281	$ 312	$ 390	$ 468
5 Years	$ 1,138	$ 1,234	$ 488	$ 542	$ 676	$ 808
10 Years	$ 1,849	$ 2,053	$ 1,084	$ 1,201	$ 1,489	$ 1,768

MainStay Moderate Allocation Fund (Acquiring Fund)

MainStay Retirement 2030 Fund (Acquired Fund)

Class A	MainStay Moderate Allocation Fund (Acquiring Fund)	MainStay Retirement 2030 Fund	MainStay Moderate Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None [1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	None	0.10%	None
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.09%	0.12%	0.09%
Acquired (Underlying) Fund Fees and Expenses	0.83%	0.59%	0.83%
Total Annual Fund Operating Expenses	1.17%	1.06%	1.17%
Waivers / Reimbursements[2,3]	0.00%	(0.10)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2,3]	1.17%	0.96%	1.17%

1.	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
2.	With regard to the MainStay Retirement 2030 Fund, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
3.	With regard to the MainStay Retirement 2030 Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 0.375% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Investor Class	MainStay Moderate Allocation Fund (Acquiring Fund)	MainStay Retirement 2030 Fund	MainStay Moderate Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None [1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	None	0.10%	None
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.33%	0.53%	0.34%
Acquired (Underlying) Fund Fees and Expenses	0.83%	0.59%	0.83%
Total Annual Fund Operating Expenses	1.41%	1.47%	1.42%
Waivers / Reimbursements[2,3,4]	(0.03)%	(0.41)%	(0.04)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2,3,4]	1.38%	1.06%	1.38%

1.	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
2.	With regard to the MainStay Retirement 2030 Fund, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
3.	With regard to the MainStay Moderate Allocation Fund, New York Life Investments has contractually agreed to waive fees and/or reimbursement expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Investor Class shares do not exceed 0.55% of its average daily net assets. This agreement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term upon approval of the Board of Trustees of the Fund.

4.	With regard to the MainStay Retirement 2030 Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Investor Class shares do not exceed 0.475% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Class I	MainStay Moderate Allocation Fund (Acquiring Fund)	MainStay Retirement 2030 Fund	MainStay Moderate Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	None	0.10%	None
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.09%	0.12%	0.09%
Acquired (Underlying) Fund Fees and Expenses	0.83%	0.59%	0.83%
Total Annual Fund Operating Expenses	0.92%	0.81%	0.92%
Waivers / Reimbursements[1,2]	0.00%	(0.10)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[1,2]	0.92%	0.71%	0.92%

1.	With regard to the MainStay Retirement 2030 Fund, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
2.	With regard to the MainStay Retirement 2030 Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class I shares do not exceed 0.125% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Class R1	MainStay Moderate Allocation Fund (Acquiring Fund)	MainStay Retirement 2030 Fund	MainStay Moderate Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	None	0.10%	None
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.19%[2]	0.22%	0.19%
Acquired (Underlying) Fund Fees and Expenses	0.83%	0.59%	0.83%
Total Annual Fund Operating Expenses	1.02%	0.91%	1.02%
Waivers / Reimbursements[1,3]	0.00%	(0.10)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[1,3]	1.02%	0.81%	1.02%

1.	With regard to the MainStay Retirement 2030 Fund, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.

2.	Based on estimated amounts for the current fiscal year.
3.	With regard to the MainStay Retirement 2030 Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R1 shares do not exceed 0.225% of its average daily net assets. This agreement will remain in effect until February 28, 2020

Class R2	MainStay Moderate Allocation Fund (Acquiring Fund)	MainStay Retirement 2030 Fund	MainStay Moderate Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	None	0.10%	None
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.19%[2]	0.22%	0.19%
Acquired (Underlying) Fund Fees and Expenses	0.83%	0.59%	0.83%
Total Annual Fund Operating Expenses	1.27%	1.16%	1.27%
Waivers / Reimbursements[1,3]	0.00%	(0.10)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[1,3]	1.27%	1.06%	1.27%

1.	With regard to the MainStay Retirement 2030 Fund, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
2.	Based on estimated amounts for the current fiscal year.
3.	With regard to the MainStay Retirement 2030 Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R2 shares do not exceed 0.475% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Class R3	MainStay Moderate Allocation Fund (Acquiring Fund)	MainStay Retirement 2030 Fund	MainStay Moderate Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	None	0.10%	None
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.19%	0.22%	0.19%
Acquired (Underlying) Fund Fees and Expenses	0.83%	0.59%	0.83%
Total Annual Fund Operating Expenses	1.52%	1.41%	1.52%
Waivers / Reimbursements[1,2]	0.00%	(0.10)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[1,2]	1.52%	1.31%	1.52%

1.	With regard to the MainStay Retirement 2030 Fund, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.

2.	With regard to the MainStay Retirement 2030 Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R3 shares do not exceed 0.725% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Example:

The Example is intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your expenses would be:

MainStay Moderate Allocation Fund

Expenses After	Class A	Investor Class	Class I	Class R1	Class R2	Class R3
1 Year	$ 663	$ 683	$ 94	$ 104	$ 129	$ 155
3 Years	$ 901	$ 969	$ 293	$ 325	$ 403	$ 480
5 Years	$ 1,158	$ 1,276	$ 509	$ 563	$ 697	$ 829
10 Years	$ 1,892	$ 2,145	$ 1,131	$ 1,248	$ 1,534	$ 1,813

MainStay Retirement 2030 Fund

Expenses After	Class A	Investor Class	Class I	Class R1	Class R2	Class R3
1 Year	$ 643	$ 652	$ 73	$ 83	$ 108	$ 133
3 Years	$ 859	$ 951	$ 249	$ 280	$ 359	$ 436
5 Years	$ 1,093	$ 1,272	$ 440	$ 494	$ 629	$ 762
10 Years	$ 1,764	$ 2,178	$ 992	$ 1,110	$ 1,400	$ 1,682

MainStay Moderate Allocation Fund Pro Forma Combined

Expenses After	Class A	Investor Class	Class I	Class R1	Class R2	Class R3
1 Year	$ 663	$ 683	$ 94	$ 104	$ 129	$ 155
3 Years	$ 901	$ 971	$ 293	$ 325	$ 403	$ 480
5 Years	$ 1,158	$ 1,280	$ 509	$ 563	$ 697	$ 829
10 Years	$ 1,892	$ 2,155	$ 1,131	$ 1,248	$ 1,534	$ 1,813

MainStay Moderate Growth Allocation Fund (Acquiring Fund)

MainStay Retirement 2040 and MainStay Retirement 2050 Funds (Acquired Funds)

Class A	MainStay Moderate Growth Allocation Fund (Acquiring Fund)	MainStay Retirement 2040 Fund	MainStay Retirement 2050 Fund	MainStay Moderate Growth Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None [1]	None [1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	None	0.10%	0.10%	None
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.10%	0.14%	0.27%	0.10%
Acquired (Underlying) Fund Fees and Expenses	0.89%	0.61%	0.62%	0.89%
Total Annual Fund Operating Expenses	1.24%	1.10%	1.24%	1.24%
Waivers / Reimbursements[2,3]	0.00%	(0.12)%	(0.25)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2,3]	1.24%	0.98%	0.99%	1.24%

1.	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
2.	With regard to the MainStay Retirement 2040 and MainStay Retirement 2050 Funds, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
3.	With regard to the MainStay Retirement 2040 and MainStay Retirement 2050 Funds, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 0.375% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Investor Class	MainStay Moderate Growth Allocation Fund (Acquiring Fund)	MainStay Retirement 2040 Fund	MainStay Retirement 2050 Fund	MainStay Moderate Growth Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None [1]	None [1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	None	0.10%	0.10%	None
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.36%	0.57%	0.67%	0.38%
Acquired (Underlying) Fund Fees and Expenses	0.89%	0.61%	0.62%	0.89%
Total Annual Fund Operating Expenses	1.50%	1.53%	1.64%	1.52%
Waivers / Reimbursements[2,3,4]	(0.06)%	(0.45)%	(0.55)%	(0.08)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2,3,4]	1.44%	1.08%	1.09%	1.44%

1.	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
2.	With regard to the MainStay Retirement 2040 and MainStay Retirement 2050 Funds, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.

3.	With regard to the MainStay Moderate Growth Allocation Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Investor Class shares do not exceed 0.55% of its average daily net assets. This agreement will remain in effect until February 28, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
4.	With regard to the MainStay Retirement 2040 and MainStay Retirement 2050 Funds, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Investor Class shares do not exceed 0.475% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Class I	MainStay Moderate Growth Allocation Fund (Acquiring Fund)	MainStay Retirement 2040 Fund	MainStay Retirement 2050 Fund	MainStay Moderate Growth Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	None	0.10%	0.10%	None
Distribution and/or Service (12b-1) Fees	None	None	None	None
Other Expenses	0.10%	0.14%	0.27%	0.10%
Acquired (Underlying) Fund Fees and Expenses	0.89%	0.61%	0.62%	0.89%
Total Annual Fund Operating Expenses	0.99%	0.85%	0.99%	0.99%
Waivers / Reimbursements[1,2]	0.00%	(0.12)%	(0.25)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[1,2]	0.99%	0.73%	0.74%	0.99%

1.	With regard to the MainStay Retirement 2040 and MainStay Retirement 2050 Funds, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
2.	With regard to the MainStay Retirement 2040 and MainStay Retirement 2050 Funds, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class I shares do not exceed 0.125% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Class R1	MainStay Moderate Growth Allocation Fund (Acquiring Fund)	MainStay Retirement 2040 Fund	MainStay Retirement 2050 Fund	MainStay Moderate Growth Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	None	0.10%	0.10%	None
Distribution and/or Service (12b-1) Fees	None	None	None	None
Other Expenses	0.20%[2]	0.24%	0.37%	0.20%
Acquired (Underlying) Fund Fees and Expenses	0.89%	0.61%	0.62%	0.89%
Total Annual Fund Operating Expenses	1.09%	0.95%	1.09%	1.09%
Waivers / Reimbursements[1,3]	0.00%	(0.12)%	(0.25)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[1,3]	1.09%	0.83%	0.84%	1.09%

1.	With regard to the MainStay Retirement 2040 and MainStay Retirement 2050 Funds, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
2.	Based on estimated amounts for the current fiscal year.
3.	With regard to the MainStay Retirement 2040 and MainStay Retirement 2050 Funds, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R1 shares do not exceed 0.225% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Class R2	MainStay Moderate Growth Allocation Fund (Acquiring Fund)	MainStay Retirement 2040 Fund	MainStay Retirement 2050 Fund	MainStay Moderate Growth Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	None	0.10%	0.10%	None
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.20%[2]	0.24%	0.39%	0.20%
Acquired (Underlying) Fund Fees and Expenses	0.89%	0.61%	0.62%	0.89%
Total Annual Fund Operating Expenses	1.34%	1.20%	1.36%	1.34%
Waivers / Reimbursements[1,3]	0.00%	(0.12)%	(0.27)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[1,3]	1.34%	1.08%	1.09%	1.34%

1.	With regard to the MainStay Retirement 2040 and MainStay Retirement 2050 Funds, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
2.	Based on estimated amounts for the current fiscal year.
3.	With regard to the MainStay Retirement 2040 and MainStay Retirement 2050 Funds, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R2 shares do not exceed 0.475% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Class R3	MainStay Moderate Growth Allocation Fund (Acquiring Fund)	MainStay Retirement 2040 Fund	MainStay Retirement 2050 Fund	MainStay Moderate Growth Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	None	0.10%	0.10%	None
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%	0.50%
Other Expenses	0.20%	0.24%	0.37%	0.20%
Acquired (Underlying) Fund Fees and Expenses	0.89%	0.61%	0.62%	0.89%
Total Annual Fund Operating Expenses	1.59%	1.45%	1.59%	1.59%
Waivers / Reimbursements[1,2]	0.00%	(0.12)%	(0.25)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[1,2]	1.59%	1.33%	1.34%	1.59%

1.	With regard to the MainStay Retirement 2040 and MainStay Retirement 2050 Funds, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
2.	With regard to the MainStay Retirement 2040 and MainStay Retirement 2050 Funds, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R3 shares do not exceed 0.725% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Example:

The Example is intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your expenses would be:

MainStay Moderate Growth Allocation Fund

Expenses After	Class A	Investor Class	Class I	Class R1	Class R2	Class R3
1 Year	$ 669	$ 689	$ 101	$ 111	$ 136	$ 162
3 Years	$ 922	$ 992	$ 315	$ 347	$ 425	$ 502
5 Years	$ 1,194	$ 1,318	$ 547	$ 601	$ 734	$ 866
10 Years	$ 1,967	$ 2,237	$ 1,213	$ 1,329	$ 1,613	$ 1,889

MainStay Retirement 2040 Fund

Expenses After	Class A	Investor Class	Class I	Class R1	Class R2	Class R3
1 Year	$ 644	$ 654	$ 75	$ 85	$ 110	$ 135
3 Years	$ 869	$ 965	$ 259	$ 291	$ 369	$ 447
5 Years	$ 1,112	$ 1,298	$ 460	$ 514	$ 648	$ 781
10 Years	$ 1,806	$ 2,237	$ 1,038	$ 1,155	$ 1,444	$ 1,725

MainStay Retirement 2050 Fund

Expenses After	Class A	Investor Class	Class I	Class R1	Class R2	Class R3
1 Year	$ 645	$ 655	$ 76	$ 86	$ 111	$ 136
3 Years	$ 898	$ 988	$ 290	$ 322	$ 404	$ 477
5 Years	$ 1,171	$ 1,344	$ 523	$ 577	$ 719	$ 842
10 Years	$ 1,947	$ 2,343	$ 1,190	$ 1,306	$ 1,612	$ 1,868

MainStay Moderate Growth Allocation Fund Pro Forma Combined

Expenses After	Class A	Investor Class	Class I	Class R1	Class R2	Class R3
1 Year	$ 669	$ 689	$ 101	$ 111	$ 136	$ 162
3 Years	$ 922	$ 996	$ 315	$ 347	$ 425	$ 502
5 Years	$ 1,194	$ 1,326	$ 547	$ 601	$ 734	$ 866
10 Years	$ 1,967	$ 2,256	$ 1,213	$ 1,329	$ 1,613	$ 1,889

MainStay Growth Allocation Fund (Acquiring Fund)

MainStay Retirement 2060 Fund (Acquired Fund)

Class A	MainStay Growth Allocation Fund (Acquiring Fund)	MainStay Retirement 2060 Fund	MainStay Growth Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None [1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	None	0.10%	None
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.13%	1.41%	0.13%
Acquired (Underlying) Fund Fees and Expenses	0.90%	0.64%	0.90%
Total Annual Fund Operating Expenses	1.28%	2.40%	1.28%
Waivers / Reimbursements[2,3]	0.00%	(1.39)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2,3]	1.28%	1.01%	1.28%

1.	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
2.	With regard to the MainStay Retirement 2060 Fund, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
3.	With regard to the MainStay Retirement 2060 Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 0.375% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Investor Class	MainStay Growth Allocation Fund (Acquiring Fund)	MainStay Retirement 2060 Fund	MainStay Growth Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None [1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	None	0.10%	None
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.39%	2.06%	0.40%
Acquired (Underlying) Fund Fees and Expenses	0.90%	0.64%	0.90%
Total Annual Fund Operating Expenses	1.54%	3.05%	1.55%
Waivers / Reimbursements[2,3,4]	(0.09)%	(1.94)%	(0.10)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2,3,4]	1.45%	1.11%	1.45%

1.	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
2.	With regard to the MainStay Retirement 2060 Fund, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
3.	With regard to the MainStay Growth Allocation Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Investor Class shares do not exceed 0.55% of its average daily net assets. This agreement will remain in effect until February 28, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
4.	With regard to the MainStay Retirement 2060 Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Investor Class shares do not exceed 0.475% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Class I	MainStay Growth Allocation Fund (Acquiring Fund)	MainStay Retirement 2060 Fund	MainStay Growth Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	None	0.10%	None
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.13%	1.43%	0.13%
Acquired (Underlying) Fund Fees and Expenses	0.90%	0.64%	0.90%
Total Annual Fund Operating Expenses	1.03%	2.17%	1.03%
Waivers / Reimbursements[1,2]	0.00%	(1.41)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[1,2]	1.03%	0.76%	1.03%

1.	With regard to the MainStay Retirement 2060 Fund, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
2.	With regard to the MainStay Retirement 2060 Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class I shares do not exceed 0.125% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Class R1	MainStay Growth Allocation Fund (Acquiring Fund)	MainStay Retirement 2060 Fund	MainStay Growth Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	None	0.10%	None
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.23%[2]	1.49%	0.23%
Acquired (Underlying) Fund Fees and Expenses	0.90%	0.64%	0.90%
Total Annual Fund Operating Expenses	1.13%	2.23%	1.13%
Waivers / Reimbursements[1,3]	0.00%	(1.37)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[1,3]	1.13%	0.86%	1.13%

1.	With regard to the MainStay Retirement 2060 Fund, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
2.	Based on estimated amounts for the current fiscal year.
3.	With regard to the MainStay Retirement 2060 Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R1 shares do not exceed 0.225% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Class R2	MainStay Growth Allocation Fund (Acquiring Fund)	MainStay Retirement 2060 Fund	MainStay Growth Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	None	0.10%	None
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.23%[2]	1.73%	0.23%
Acquired (Underlying) Fund Fees and Expenses	0.90%	0.64%	0.90%
Total Annual Fund Operating Expenses	1.38%	2.72%	1.38%
Waivers / Reimbursements[1,3]	0.00%	(1.61)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[1,3]	1.38%	1.11%	1.38%

1.	With regard to the MainStay Retirement 2060 Fund, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
2.	Based on estimated amounts for the current fiscal year.
3.	With regard to the MainStay Retirement 2060 Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R2 shares do not exceed 0.475% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Class R3	MainStay Growth Allocation Fund (Acquiring Fund)	MainStay Retirement 2060 Fund	MainStay Growth Allocation Fund Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	None	0.10%	None
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.23%	1.53%	0.23%
Acquired (Underlying) Fund Fees and Expenses	0.90%	0.64%	0.90%
Total Annual Fund Operating Expenses	1.63%	2.77%	1.63%
Waivers / Reimbursements[1,2]	0.00%	(1.41)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[1,2]	1.63%	1.36%	1.63%

1.	With regard to the MainStay Retirement 2060 Fund, New York Life Investments has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2020. Without this waiver the management fee would be 0.10%.
2.	With regard to the MainStay Retirement 2060 Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R3 shares do not exceed 0.725% of its average daily net assets. This agreement will remain in effect until February 28, 2020.

Example:

The Example is intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your expenses would be:

MainStay Growth Allocation Fund

Expenses After	Class A	Investor Class	Class I	Class R1	Class R2	Class R3

1 Year	$ 673	$ 689	$ 105	$ 115	$ 140	$ 166
3 Years	$ 934	$ 1,001	$ 328	$ 359	$ 437	$ 514
5 Years	$ 1,214	$ 1,335	$ 569	$ 622	$ 755	$ 887
10 Years	$ 2,010	$ 2,276	$ 1,259	$ 1,375	$ 1,657	$ 1,933

MainStay Retirement 2060 Fund

Expenses After	Class A	Investor Class	Class I	Class R1	Class R2	Class R3

1 Year	$ 647	$ 657	$ 78	$ 88	$ 113	$ 138
3 Years	$ 1,131	$ 1,268	$ 543	$ 565	$ 691	$ 726
5 Years	$ 1,641	$ 1,902	$ 1,035	$ 1,069	$ 1,296	$ 1,339
10 Years	$ 3,035	$ 3,600	$ 2,392	$ 2,457	$ 2,933	$ 2,997

MainStay Growth Allocation Fund Pro Forma Combined

Expenses After	Class A	Investor Class	Class I	Class R1	Class R2	Class R3

1 Year	$ 673	$ 689	$ 105	$ 115	$ 140	$ 166
3 Years	$ 934	$ 1,003	$ 328	$ 359	$ 437	$ 514
5 Years	$ 1,214	$ 1,339	$ 569	$ 622	$ 755	$ 887
10 Years	$ 2,010	$ 2,286	$ 1,259	$ 1,375	$ 1,657	$ 1,933

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rates of the Acquired Funds and Acquiring Funds were as follows:

Acquired Fund	Portfolio Turnover Rate	Acquiring Fund	Portfolio Turnover Rate
MainStay Retirement 2010 Fund	48%	MainStay Conservative Allocation Fund	59%
MainStay Retirement 2020 Fund	52%
MainStay Retirement 2030 Fund	43%	MainStay Moderate Allocation Fund	52%
MainStay Retirement 2040 Fund	42%	MainStay Moderate Growth Allocation Fund	47%
MainStay Retirement 2050 Fund	42%
MainStay Retirement 2060 Fund	35%	MainStay Growth Allocation Fund	48%

Comparison of Purchase, Exchange, Selling Shares and Valuation of Shares

The Acquired Funds offer the following classes of shares: Class A, Investor Class, Class I, Class R1, Class R2 and Class R3, except for MainStay Retirement 2010 Fund which does not offer Class R2 shares. The Acquiring Funds offer the following classes of shares: Class A, Investor Class, Class B, Class C, Class I, Class R1, Class R2 and Class R3.

The procedures for selling shares and valuation of shares of the Acquired Funds and the Acquiring Funds are identical.

Federal Tax Consequences

As a condition to the closing of the Reorganizations, the Acquired Funds and Acquiring Funds will have received from Dechert LLP, legal counsel to the Funds and the Independent Trustees, an opinion to the effect that the Reorganizations will qualify as tax-free Reorganizations for federal income tax purposes. Accordingly, no gain or loss will be recognized by the Acquired Funds or the shareholders of the Acquired Funds as a result of the Reorganizations, and the aggregate tax basis of the Acquiring Funds’ shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor.

Any securities transactions conducted in advance of the Reorganizations to align the portfolio holdings of the Acquired Funds with those of the Acquiring Funds may generate capital gains for the Acquired Funds, based on market prices as of the date of the Information Statement/Prospectus. These distributable capital gains if any, (which would have been partially reduced by any net capital loss carryforward available) would be distributed to shareholders of the Acquired Funds in advance of the Reorganizations. This distribution generally would be taxable to shareholders that are not in a tax-qualified plan. However, because it is not anticipated that the Acquired Funds will sell more than 15% of its securities specifically in anticipation of the Reorganizations, it is not estimated that any capital gains generated directly by the Reorganizations will be significant. For more information regarding the tax treatment of capital gains distributions, please see “Understand the Tax Consequences” on p. C-29 in Appendix C to the Information Statement/Prospectus. In addition, you should seek the advice of a tax advisor to determine how this distribution will impact your individual tax situation.

INFORMATION ABOUT THE REORGANIZATIONS

The following is a summary of the material terms of the Agreement and Plan of Reorganization (the “Reorganization Agreement”), a copy of which is attached as Appendix A and is incorporated herein by reference.

General

Under the Reorganization Agreement, each Acquired Fund will transfer its assets to its corresponding Acquiring Fund in exchange for the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund and shares of the Acquiring Fund. Shares of each Acquiring Fund issued to the corresponding Acquired Fund will have an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Acquired Fund’s shares outstanding as of the close of trading on the New York Stock Exchange on the business day immediately prior to the Closing Date (as defined in Appendix A) of the Reorganizations (“Valuation Time”). Upon receipt by each Acquired Fund of the shares of each corresponding Acquiring Fund, each Acquired Fund will distribute the shares of each corresponding Acquiring Fund to its shareholders, and thereafter each Acquired Fund will be terminated as a series of MainStay Funds Trust under Delaware state law.

The distribution of an Acquiring Fund’s shares to the corresponding Acquired Fund’s shareholders will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of the Acquired Fund’s shareholder and transferring to those shareholder accounts shares of the Acquiring Fund. Such newly-opened accounts on the books of the Acquiring Fund will represent the respective pro rata number of shares that the Acquired Fund is to receive under the terms of the Reorganization Agreement. See “Terms of the Reorganization Agreements” below.

No sales charge or fee of any kind will be assessed to Acquired Fund shareholders in connection with their receipt of shares of the corresponding Acquiring Fund in the Reorganization.

Terms of the Reorganization Agreement

Pursuant to the Reorganization Agreement, each Acquiring Fund will acquire the assets of the corresponding Acquired Fund on the Closing Date in consideration for the assumption of the liabilities of that Acquired Fund and shares of the Acquiring Fund.

On the Closing Date, each Acquired Fund will transfer to the corresponding Acquiring Fund its assets in exchange solely for shares of the Acquiring Fund that are equal in value to the value of the net assets of the Acquired Fund transferred to the Acquiring Fund as of the Closing Date, as determined in accordance with the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Funds, and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganizations, it is expected that the Acquired Funds will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains, if any, as of such date.

The Acquired Funds expect to distribute the shares of the corresponding Acquiring Fund to the shareholders of the Acquired Funds promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Acquired Funds will be redeemed in accordance with applicable state law and the charter of the Acquired Funds. Thereafter, the Acquired Funds will be terminated as series of MainStay Funds Trust under Delaware law.

Each Fund has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the Acquired Funds and Acquiring Funds, respectively, are conditioned upon, among other things:

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreements;
•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;
•	the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreements;
•	the effectiveness under applicable law of the Information Statement/Prospectus and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;
•	the declaration of a dividend by the Acquired Funds to distribute all of its undistributed net investment income and net capital gains, if any; and
•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganizations for U.S. federal income tax purposes.

The Reorganization Agreement may be terminated or amended with respect to a Reorganization by the mutual consent of the applicable Funds or by request of the Board if it deems that it is in the best interest of the Funds.

Federal Income Tax Consequences

The Reorganizations are intended to qualify for federal income tax purposes as tax-free Reorganizations described in Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”). As a condition to the closing of the Reorganizations, the Acquired Funds and Acquiring Funds will receive legal opinions from Dechert LLP substantially to the effect that for federal income tax purposes:

(1)       The transfer of each Acquired Fund’s assets to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund will constitute a “Reorganization” within the meaning of Section 368(a)(1) of the Code;

(2)       No gain or loss will be recognized by each Acquiring Fund upon the receipt of the assets of the corresponding Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(3)       The basis in the hands of each Acquiring Fund of the assets of the corresponding Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

(4)       The holding periods of the assets of each Acquired Fund in the hands of its corresponding Acquiring Fund will include the periods during which such assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(5)       No gain or loss will be recognized by each Acquired Fund upon the transfer of its corresponding Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) by the Acquired Fund of shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation;

(6)       The shareholders of each Acquired Fund will not recognize a gain or loss upon the exchange of their shares of the corresponding Acquired Fund solely for shares of the Acquiring Fund as part of the Reorganizations;

(7)       The aggregate basis of the shares of the Acquiring Fund that the shareholders of the corresponding Acquired Fund receive in connection with the Reorganizations will be the same as the aggregate basis of their respective shares in the Acquired Fund exchanged therefor;

(8)       The holding period for the shares of each Acquiring Fund that a shareholder of its corresponding Acquired Fund receives in the Reorganization will include the period for which it held the shares of the Acquired Fund exchanged therefor, provided that on the date of the exchange it held such shares of the Acquired Fund as capital assets; and

The opinion will be based on certain factual certifications made by each Acquired Fund and Acquiring Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service (“IRS”) could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts.

Dechert LLP will express no view with respect to the effect of the Reorganizations on any transferred assets as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon termination thereof, or (ii) upon the transfer of such assets regardless of whether such a transfer would otherwise be a non-taxable transaction.

Prior to the closing of the Reorganizations, the Acquired Funds may declare a distribution to shareholders that together with all previous distributions will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing of the Reorganizations. These distributions will be taxable to shareholders that are not in a tax-qualified plan.

The Acquiring Funds’ ability to carry forward and use pre-Reorganization capital losses of either the Acquiring Funds or the Acquired Funds may be limited. Under Section 381 of the Code, for the taxable year ending after the Closing Date of the Reorganizations, only that percentage of the Acquiring Funds’ capital gain net income, if any, for such taxable year (excluding capital loss carryforwards, if any) as corresponds to the portion of its taxable year that remains following the Reorganizations can be reduced by capital loss carryforwards (including as otherwise limited) of the Acquired Funds. In addition, the loss limitation rules of Sections 382 and 383 of the Code will apply. First, one Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) cannot be used to offset unrealized gains in another Fund that are “built in” (unrealized) at the time of the Reorganizations and that exceed certain thresholds (“non-de minimis built-in gains”) for five calendar years. Second, a portion of a Fund’s pre-acquisition losses may become subject to an annual limitation on the amount that may be used to offset future gains, and in some cases, some portion of losses could be forfeited if they expire before being utilized. Third, any remaining pre-acquisition losses will offset capital gains realized after the Reorganizations and this will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganizations. Therefore, in certain circumstances, former shareholders of a Fund may be subject to tax sooner, or incur more taxes as a result of the transactions that would take place as part of the Reorganizations, than they would have had the Reorganizations not occurred.

In addition, since the shareholders of the Acquired Funds will receive shares of the Acquiring Funds, they will be allocated a proportionate share of any “built-in” (unrealized) gains in the corresponding Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganizations, when such gains are eventually distributed by the Acquiring Fund.

The realized and unrealized gains and losses of each of the Acquired Funds and the Acquiring Funds at the time of the Reorganizations will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Funds following the Reorganizations, and consequently the extent to which the combined Funds may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganizations.

The impact of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each of the Acquired Funds and the Acquiring Funds at the time of the Reorganizations and thus cannot be calculated precisely at this time.

This description of the federal income tax consequences of the Reorganizations does not take into account shareholders’ particular facts and circumstances. Please consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

INFORMATION ABOUT MANAGEMENT OF THE FUNDS

General

New York Life Investments is the investment manager to the Funds. New York Life Investments is located at 51 Madison Avenue, New York, New York 10010. In conformity with the stated policies of the Funds, New York Life Investments administers each Fund’s business affairs and manages the investment operations of each Fund and the composition of the portfolio of each Fund, subject to the supervision of the Board. New York Life Investments is a Delaware limited liability company, commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life Insurance Company. As of December 31, 2018, New York Life Investments and its affiliates managed approximately $550.8 billion in assets.

New York Life Investments provides office space, conducts clerical, recordkeeping and bookkeeping services, legal and compliance, among others, and keeps most of the financial and accounting records required for the Funds.

New York Life Investments also pays the Funds’ Chief Compliance Officer’s compensation (a portion of which is reimbursed by the Funds), the salaries and expenses of all personnel affiliated with the Funds, except for the Independent Trustees, and all operational expenses that are not the responsibility of the Funds. Pursuant to a management agreement with each Fund, New York Life Investments is entitled to receive fees from each Fund, accrued daily and payable monthly. However, New York Life Investments has contractually agreed to waive its management fee to 0.00% with respect to each Acquired Fund until February 28, 2020. The Acquiring Funds do not pay any fees to New York Life Investments under the management agreement in return for the advisory and asset allocation services provided. The Funds do, however, indirectly pay their proportionate share of the management fees paid to New York Life Investments or its affiliates by the affiliated Underlying Funds in which the Funds invest and the advisor of the unaffiliated Underlying Funds in which the Funds invest.

For the fiscal year ended October 31, 2018, the Funds paid New York Life Investments an aggregate fee, net of waivers, for services performed as a percentage of the Funds’ average daily net assets equal to 0.00%. For information regarding the basis for the Board’s approval of the management agreement for each Fund, please refer to the applicable Fund’s Semi-Annual Report for the period ended April 30, 2018.

Portfolio Managers

Poul Kristensen, Amit Soni, Jonathan Swaney and Jae S. Yoon are the portfolio managers for the Funds.

Mr. Kristensen has been a portfolio manager of the Funds since 2013.* He joined New York Life Investments in 2011 as a Director in the Strategic Asset Allocation & Solutions Group. He is currently a Managing Director and focuses on global macroeconomic trends and investment strategy. Prior to joining New York Life Investments, he worked as senior investment strategist for Danske Bank where he advised major pension funds on asset allocation. Mr. Kristensen holds a Master's degree in economics from Aarhus University in Denmark, is a Chartered Financial Analyst (“CFA®”) charterholder and is also certified in quantitative finance (CQF designation).

Mr. Soni has been a portfolio manager of the Funds since 2016. He joined New York Life Investments in 2013 as a Senior Associate in the Strategic Asset Allocation and Solutions Group. Mr. Soni focuses on quantitative and macro-economic investment research and portfolio management for the funds managed by the team. Prior to joining New York Life Investments, he worked as an Investment Associate in the Global Asset Allocation group at Putnam Investments. He holds a Master’s degree from the Massachusetts Institute of Technology in Computation for Design and Optimization and a Bachelors degree from the Indian Institute of Technology Kanpur (India) in Mechanical Engineering. He holds the CFA® designation and has been in the investment industry since 2008.

Mr. Swaney has managed the Acquired Funds since 2007* and the Acquiring Funds since 2005. Mr. Swaney is a Managing Director in the Strategic Asset Allocation & Solutions Group. Prior to assuming this position, Mr. Swaney has worked within several other units of New York Life Investments managing equity and asset allocation portfolios and providing investment product oversight. Mr. Swaney began his career in financial services working on the fixed income desk at the Vanguard Group after having graduated from The College of William & Mary in 1991. He also spent several years with a hedge fund of funds before coming to New York Life Investments in 1997.

Mr. Yoon as managed the Funds since 2011.* From 2005 to 2009, Mr. Yoon was employed by New York Life Investments where he led the Investment Consulting Group. In 2009, Mr. Yoon joined MacKay Shields as a Senior Managing Director responsible for Risk Management. In his role at MacKay Shields, Mr. Yoon worked side-by-side with the portfolio managers directly enhancing the risk management processes across all portfolios. In January 2011, Mr. Yoon re-joined New York Life Investments as a Senior Managing Director and is currently its Chief Investment Officer. Mr. Yoon obtained a BS and a Masters degree from Cornell University and attended New York University's Stern School of Business MBA program. He is a CFA® charterholder and has been in the investment management industry since 1991.

* The MainStay Retirement 2060 Fund commenced operations in 2016.

The Statement of Additional Information (“SAI”) for the Funds provides additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Funds. The management structure of the Acquiring Funds is not expected to change after the Reorganization.

Important Information Regarding Manager-of-Managers Exemptive Order

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Funds. New York Life Investments and MainStay Funds Trust have obtained an exemptive order (the “Order”) from the SEC permitting New York Life Investments, on behalf of a Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire and to modify any existing or future subadvisory agreement with unaffiliated subadvisors and any sub-advisor that is a direct or indirect wholly-owned subsidiary of New York Life Investments or a sister company of New York Life Investments that is a direct or indirect wholly-owned subsidiary of New York Life Insurance Company (“Wholly-Owned Subadvisors”). This authority is subject to certain conditions, including that each Fund will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. Shareholders of Acquired Funds other than the MainStay Retirement 2060 Fund have approved the use of the Order only with regard to unaffiliated subadvisors. This means that New York Life Investments may employ a Wholly-Owned Subadvisor as a subadvisor to Acquired Funds only with the approval of shareholders of Acquired Funds. The shareholders of the MainStay Retirement 2060 Fund have approved the operation of the Fund under a manager-of-managers structure with respect to any Wholly-Owned Subadvisor or unaffiliated subadvisor, including the manner contemplated by the Order. However, the Acquiring Funds may not currently rely on the Order without first obtaining shareholder approval.

Past Performance of the Funds

MainStay Retirement 2010 Fund

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as its secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Bloomberg Barclays U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2010 Composite Index as an additional benchmark. The Retirement 2010 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Bloomberg Barclays U.S. Aggregate Bond Index weighted according to the Fund’s current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares

(by calendar year 2009-2018)

Best Quarter
3Q/09	10.94%

Worst Quarter
3Q/11	-8.97%

Average Annual Total Returns (for the periods ended December 31, 2018)

	Inception	1 Year	5 Years	10 Years

Return Before Taxes
Class I	6/29/2007	-4.75%	3.05%	7.20%
Return After Taxes on Distributions
Class I		-7.09%	1.03%	5.43%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		-1.86%	1.89%	5.40%
Return Before Taxes
Class A	6/29/2007	-10.26%	1.63%	6.33%
Investor Class	2/28/2008	-10.41%	1.53%	6.22%
Class R1	8/21/2014	-4.90%	2.25%	N/A
Class R3	5/1/2008	-5.45%	2.43%	6.55%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)		-13.79%	0.53%	6.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)		0.01%	2.52%	3.48%
Retirement 2010 Composite Index (reflects no deductions for fees, expenses, or taxes)		-1.64%	4.21%	7.29%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

MainStay Retirement 2020 Fund

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as its secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Bloomberg Barclays U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2020 Composite Index as an additional benchmark. The Retirement 2020 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Bloomberg Barclays U.S. Aggregate Bond Index weighted according to the Fund’s current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares

(by calendar year 2009-2018)

Best Quarter
3Q/09	13.04%

Worst Quarter
3Q/11	-11.82%

Average Annual Total Returns (for the periods ended December 31, 2018)

			5 Years or	10 Years or
	Inception	1 Year	Since	Since
			Inception	Inception
Return Before Taxes
Class I	6/29/2007	-6.57%	3.48%	8.21%
Return After Taxes on Distributions
Class I		-9.23%	1.59%	6.64%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		-2.61%	2.35%	6.37%
Return Before Taxes
Class A	6/29/2007	-11.98%	2.06%	7.34%
Investor Class	2/28/2008	-11.97%	1.96%	7.23%
Class R1	8/21/2014	-6.71%	2.73%	N/A
Class R2	1/8/2009	-6.97%	3.08%	7.74%
Class R3	5/1/2008	-7.21%	2.85%	7.55%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)		-13.79%	0.53%	6.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)		0.01%	2.52%	3.48%
Retirement 2020 Composite Index (reflects no deductions for fees, expenses, or taxes)		-3.15%	4.94%	8.53%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

MainStay Conservative Allocation Fund

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as its secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Bloomberg Barclays U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Conservative Allocation Composite Index as an additional benchmark. The Conservative Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Bloomberg Barclays U.S. Aggregate Bond Index weighted 30%, 10% and 60%, respectively.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares

(by calendar year 2009-2018)

Best Quarter
3Q/09	9.83%

Worst Quarter
3Q/11	-7.20%

Average Annual Total Returns (for the periods ended December 31, 2018)

			5 Years or
	Inception	1 Year	Since	10 Years
			Inception
Return Before Taxes
Class I	4/4/2005	-6.84%	2.31%	6.91%
Return After Taxes on Distributions
Class I		-8.43%	0.79%	5.50%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		-3.44%	1.35%	5.14%
Return Before Taxes
Class A	4/4/2005	-12.24%	0.89%	6.04%
Investor Class	2/28/2008	-12.45%	0.74%	5.90%
Class B	4/4/2005	-12.41%	0.79%	5.71%
Class C	4/4/2005	-8.82%	1.13%	5.71%
Class R3	2/29/2016	-7.51%	3.81%	N/A
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)		-13.79%	0.53%	6.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)		0.01%	2.52%	3.48%
Conservative Allocation Composite Index (reflects no deductions for fees, expenses, or taxes)		-2.49%	4.25%	6.97%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

MainStay Retirement 2030 Fund

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as its secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Bloomberg Barclays U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2030 Composite Index as an additional benchmark. The Retirement 2030 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Bloomberg Barclays U.S. Aggregate Bond Index weighted according to the Fund’s current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares

(by calendar year 2009-2018)

Best Quarter
2Q/09	14.91%

Worst Quarter
3Q/11	-14.83%

Average Annual Total Returns (for the periods ended December 31, 2018)

			5 Years or	10 Years or
	Inception	1 Year	Since	Since
			Inception	Inception
Return Before Taxes
Class I	6/29/2007	-8.09%	3.88%	9.15%
Return After Taxes on Distributions
Class I		-10.64%	2.21%	7.78%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		-3.46%	2.74%	7.27%
Return Before Taxes
Class A	6/29/2007	-13.35%	2.46%	8.28%
Investor Class	2/28/2008	-13.50%	2.36%	8.16%
Class R1	8/21/2014	-8.20%	3.19%	N/A
Class R2	1/8/2009	-8.44%	3.49%	8.66%
Class R3	5/1/2008	-8.63%	3.24%	8.49%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)		-13.79%	0.53%	6.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)		0.01%	2.52%	3.48%
Retirement 2030 Composite Index (reflects no deductions for fees, expenses, or taxes)		-4.29%	5.61%	9.75%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

MainStay Moderate Allocation Fund

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as its secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Bloomberg Barclays U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Moderate Allocation Composite Index as an additional benchmark. The Moderate Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Bloomberg Barclays U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares

(by calendar year 2009-2018)

Best Quarter
3Q/09	11.90%

Worst Quarter
3Q/11	-10.81%

Average Annual Total Returns (for the periods ended December 31, 2018)

			5 Years or
	Inception	1 Year	Since	10 Years
			Inception
Return Before Taxes
Class I	4/4/2005	-8.90%	2.81%	8.07%
Return After Taxes on Distributions
Class I		-10.73%	1.12%	6.77%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		-4.35%	1.85%	6.28%
Return Before Taxes
Class A	4/4/2005	-14.13%	1.40%	7.19%
Investor Class	2/28/2008	-14.22%	1.23%	7.03%
Class B	4/4/2005	-14.14%	1.29%	6.84%
Class C	4/4/2005	-10.77%	1.60%	6.82%
Class R3	2/29/2016	-9.42%	5.18%	N/A
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)		-13.79%	0.53%	6.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)		0.01%	2.52%	3.48%
Moderate Allocation Composite Index (reflects no deductions for fees, expenses, or taxes)		-3.84%	5.05%	8.57%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

MainStay Retirement 2040 Fund

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as its secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Bloomberg Barclays U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2040 Composite Index as an additional benchmark. The Retirement 2040 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Bloomberg Barclays U.S. Aggregate Bond Index weighted according to the Fund’s current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares

(by calendar year 2009-2018)

Best Quarter
2Q/09	15.49%

Worst Quarter
3Q/11	-16.16%

Average Annual Total Returns (for the periods ended December 31, 2018)

			5 Years or	10 Years or
	Inception	1 Year	Since	Since
			Inception	Inception
Return Before Taxes
Class I	6/29/2007	-9.63%	3.98%	9.57%
Return After Taxes on Distributions
Class I		-12.25%	2.37%	8.29%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		-4.26%	2.88%	7.69%
Return Before Taxes
Class A	6/29/2007	-14.77%	2.55%	8.69%
Investor Class	2/28/2008	-14.80%	2.47%	8.59%
Class R1	8/21/2014	-9.72%	3.31%	N/A
Class R2	1/8/2009	-9.91%	3.59%	9.11%
Class R3	5/1/2008	-10.14%	3.36%	8.93%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)		-13.79%	0.53%	6.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)		0.01%	2.52%	3.48%
Retirement 2040 Composite Index (reflects no deductions for fees, expenses, or taxes)		-5.30%	6.00%	10.47%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

MainStay Retirement 2050 Fund

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as its secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Bloomberg Barclays U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2050 Composite Index as an additional benchmark. The Retirement 2050 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Bloomberg Barclays U.S. Aggregate Bond Index weighted according to the Fund’s current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares

(by calendar year 2009-2018)

Best Quarter
2Q/09	16.14%

Worst Quarter
3Q/11	-16.97%

Average Annual Total Returns (for the periods ended December 31, 2018)

			5 Years or	10 Years or
	Inception	1 Year	Since	Since
			Inception	Inception
Return Before Taxes
Class I	6/29/2007	-9.94%	4.10%	9.83%
Return After Taxes on Distributions
Class I		-12.66%	2.48%	8.56%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		-4.33%	3.01%	7.94%
Return Before Taxes
Class A	6/29/2007	-15.17%	2.67%	8.94%
Investor Class	2/28/2008	-15.20%	2.57%	8.81%
Class R1	8/21/2014	-9.99%	3.50%	N/A
Class R2	1/8/2009	-10.23%	3.77%	9.40%
Class R3	5/1/2008	-10.51%	3.47%	9.17%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)		-13.79%	0.53%	6.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)		0.01%	2.52%	3.48%
Retirement 2050 Composite Index (reflects no deductions for fees, expenses, or taxes)		-5.79%	6.14%	10.78%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

MainStay Moderate Growth Allocation Fund

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as its secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Bloomberg Barclays U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Moderate Growth Allocation Composite Index as an additional benchmark. The Moderate Growth Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Bloomberg Barclays U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares

(by calendar year 2009-2018)

Best Quarter
3Q/09	14.39%

Worst Quarter
3Q/11	-14.72%

Average Annual Total Returns (for the periods ended December 31, 2018)

			5 Years or
	Inception	1 Year	Since	10 Years
			Inception
Return Before Taxes
Class I	4/4/2005	-11.56%	2.91%	9.15%
Return After Taxes on Distributions
Class I		-13.80%	1.25%	8.05%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		-5.48%	2.06%	7.37%
Return Before Taxes
Class A	4/4/2005	-16.59%	1.49%	8.27%
Investor Class	2/28/2008	-16.74%	1.32%	8.11%
Class B	4/4/2005	-16.53%	1.38%	7.92%
Class C	4/4/2005	-13.34%	1.71%	7.92%
Class R3	2/29/2016	-12.02%	6.15%	N/A
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)		-13.79%	0.53%	6.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)		0.01%	2.52%	3.48%
Moderate Growth Allocation Composite Index (reflects no deductions for fees, expenses, or taxes)		-5.27%	5.80%	10.11%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

MainStay Retirement 2060 Fund

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as its secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Bloomberg Barclays U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2060 Composite Index as an additional benchmark. The Retirement 2060 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Bloomberg Barclays U.S. Aggregate Bond Index weighted according to the Fund’s current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares

(by calendar year 2017- 2018)

Best Quarter
3Q/17	7.01%

Worst Quarter
4Q/18	-14.49%

Average Annual Total Returns (for the periods ended December 31, 2018)

			Since
	Inception	1 Year	Inception

Return Before Taxes
Class I	2/29/2016	-10.30%	8.60%
Return After Taxes on Distributions
Class I		-12.44%	6.83%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		-4.91%	6.41%
Return Before Taxes
Class A	2/29/2016	-15.38%	6.22%
Investor Class	2/29/2016	-15.58%	6.06%
Class R1	2/29/2016	-10.32%	8.52%
Class R2	2/29/2016	-10.55%	8.17%
Class R3	2/29/2016	-10.80%	7.95%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		-4.38%	11.86%
MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)		-13.79%	6.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)		0.01%	1.43%
Retirement 2060 Composite Index (reflects no deductions for fees, expenses, or taxes)		-6.29%	10.02%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

MainStay Growth Allocation Portfolio

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of two broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as its secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Growth Allocation Composite Index as an additional benchmark. The Growth Allocation Composite Index consists of the S&P 500® Index and the MSCI EAFE® Index weighted 75% and 25%, respectively.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares

(by calendar year 2009-2018)

Best Quarter
3Q/09	16.04%

Worst Quarter
3Q/11	-17.45%

Average Annual Total Returns (for the periods ended December 31, 2018)

			5 Years or
	Inception	1 Year	Since	10 Years
			Inception
Return Before Taxes
Class I	4/4/2005	-13.55%	2.92%	9.54%
Return After Taxes on Distributions
Class I		-15.78%	1.42%	8.62%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		-6.35%	2.24%	7.84%
Return Before Taxes
Class A	4/4/2005	-18.55%	1.50%	8.64%
Investor Class	2/28/2008	-18.70%	1.33%	8.51%
Class B	4/4/2005	-18.46%	1.41%	8.31%
Class C	4/4/2005	-15.37%	1.72%	8.31%
Class R3	2/29/2016	-14.12%	6.91%	N/A
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)		-13.79%	0.53%	6.32%
Growth Allocation Composite Index (reflects no deductions for fees, expenses, or taxes)		-6.75%	6.50%	11.57%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS

Information about the Acquiring Funds and Acquired Funds is included in their respective prospectuses and SAI. Information about the Acquiring Funds and the Acquired Funds is also included in their most recent shareholder reports. Copies of these documents and any subsequently released shareholder reports are available upon request and without charge by calling toll-free 800-624-6782, or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, New Jersey 07302. These documents are also available via the internet on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

Householding

Unless you have instructed the Funds not to, only one copy of this proxy solicitation may be mailed to multiple shareholders of record of a Fund who share a mailing address (a “Household”). If you need additional copies of this proxy solicitation, please contact your participating broker-dealer firm or other financial intermediary or, if you hold Fund shares directly with a Fund, you may write to the Fund at MainStay Investments, 30 Hudson Street, Jersey City, New Jersey 07302 or by calling toll-free 800-624-6782. If you do not want the mailing of your proxy solicitation materials to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact your participating broker-dealer firm or other financial intermediary or, if you hold Fund shares directly with a Fund, you may write to the Fund at MainStay Investments, 30 Hudson Street, Jersey City, New Jersey 07302 or by calling toll-free 800-624-6782.

MainStay Funds Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy materials, reports and charter documents with the SEC. These reports and other information are available on the EDGAR Database on the SEC’s website at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

Financial Highlights

The fiscal year end for each Fund is October 31.

The financial highlights of the Acquired Funds and the Acquiring Funds in Appendix D have been derived from financial statements audited by KPMG LLP.

Forms of Organization

The Acquired Funds and the Acquiring Funds are each a “diversified” (as that term is defined in the 1940 Act) series of MainStay Funds Trust, an open-end management investment company registered with the SEC that is organized as a Delaware statutory trust. Each Fund is governed by the Board, which consists of seven members, six of whom are Independent Trustees. For more information on the history of the Funds, please see the SAI.

Distributor

NYLIFE Distributors LLC, located at 30 Hudson Street, Jersey City, New Jersey 07302, serves as the distributor to the Funds.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information.

Custodian and Sub-Administrator

Pursuant to an agreement with New York Life Investments, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111-2900 (“State Street”) serves as the Custodian for each Fund’s assets. State Street also provides sub-administration and sub-accounting services for the Funds. These services include, among other things, calculating daily NAVs of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds’ respective NAVs, and assisting New York Life Investments in conducting various aspects of the Funds’ administrative operations. For providing these non-custody services to the Funds, State Street is compensated by New York Life Investments. Custodian fees and expenses are paid by the Funds.

Security Ownership of Management and Principal Shareholders

As of February 28, 2019, the officers and Trustees of each Fund, in the aggregate, owned less than 1% of the outstanding shares of any class of either Fund, except that they owned 6.0% of Class I shares of MainStay Moderate Allocation Fund. A list of the 5% shareholders of each of the Funds as of February 28, 2019 is contained in Appendix E.

CAPITALIZATION

The following table shows the capitalization of the Acquiring Funds and the Acquired Funds as of February 28, 2019 and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at NAV. The pro forma NAV per share assume the issuance of shares of the Acquired Funds, which would have occurred at June 14, 2019, in connection with the proposed Reorganizations. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Funds will be received by shareholders of the Acquired Funds on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Funds that actually will be received. The Acquiring Funds will be the accounting survivors of the Reorganizations.

	As of February 28, 2019
	MainStay Conservative Allocation Fund (Acquiring Fund)	MainStay Retirement 2010 Fund	MainStay Retirement 2020 Fund	Pro Forma Adjustments		Acquiring Fund Pro Forma Combined After Reorganization
Net Assets
Class A	$295,940,098	$4,645,178	$22,253,192	$(8,867,814	)*	$313,970,654
Investor Class	$39,397,847	$644,066	$3,343,647	$(69,658	)*	$43,315,902
Class B	$20,917,385	$-	$-	$-		$20,917,385
Class C	$55,017,826	$-	$-	$-		$55,017,826
Class I	$7,652,083	$26,469,641	$86,854,640	$(113,327,572	)*	$7,648,792
Class R1	$-	$27,478	$28,649	$(56,127	)*	$-
Class R2	$-	$-	$85,336	$(85,336	)*	$-
Class R3	$609,359	$70,569	$20,530	$(91,120	)*	$609,338

Net Asset Value Per Share
Class A	$11.50	$8.94	$9.56	$-		$11.50
Investor Class	$11.48	$9.08	$9.58	$-		$11.48
Class B	$11.44	$-	$-	$-		$11.44
Class C	$11.44	$-	$-	$-		$11.44
Class I	$11.63	$9.01	$9.62	$-		$11.63
Class R1	$-	$9.32	$9.89	$-		$-
Class R2	$-	$-	$9.63	$-		$-
Class R3	$11.47	$9.20	$9.84	$-		$11.47

	As of February 28, 2019
	MainStay Conservative Allocation Fund (Acquiring Fund)	MainStay Retirement 2010 Fund	MainStay Retirement 2020 Fund	Pro Forma Adjustments		Acquiring Fund Pro Forma Combined After Reorganization
Shares Outstanding
Class A	25,727,295	519,426	2,327,708	(1,279,663	)**	27,294,766
Investor Class	3,432,788	70,929	349,066	(78,610	)**	3,774,173
Class B	1,828,996	-	-	-		1,828,996
Class C	4,809,715	-	-	-		4,809,715
Class I	657,762	2,937,556	9,028,723	(11,966,562	)**	657,479
Class R1	-	2,948	2,896	(5,844	)**	-
Class R2	-	-	8,865	(8,865	)**	-
Class R3	53,148	7,673	2,087	(9,760	)**	53,148

	As of February 28, 2019
	MainStay Moderate Allocation Fund (Acquiring Fund)	MainStay Retirement 2030 Fund	Pro Forma Adjustments		Acquiring Fund Pro Forma Combined After Reorganization
Net Assets
Class A	$484,055,034	$35,934,155	$(9,046,143	)*	$510,943,046
Investor Class	$90,310,099	$8,208,114	$(320,191	)*	$98,198,022
Class B	$48,315,540	$-	-		$48,315,540
Class C	$55,795,185	$-	-		$55,795,185
Class I	$13,298,416	$214,502,744	$(214,511,024	)*	$13,290,136
Class R1	$-	$29,789	$(29,789	)*	$-
Class R2	$-	$199,404	$(199,404	)*	$-
Class R3	$380,150	$427,276	$(427,292	)*	$380,134

Net Asset Value Per Share
Class A	$12.59	$10.25	$-		$12.59
Investor Class	$12.61	$10.26	$-		$12.61
Class B	$12.51	$-	$-		$12.51
Class C	$12.49	$-	$-		$12.49
Class I	$12.68	$10.34	$-		$12.68
Class R1	$-	$10.59	$-		$-
Class R2	$-	$10.28	$-		$-
Class R3	$12.59	$10.42	$-		$12.59

Shares Outstanding
Class A	38,436,900	3,506,887	(1,371,816	)**	40,571,971
Investor Class	7,162,331	800,383	(174,806	)**	7,787,908
Class B	3,863,644	-	-		3,863,644
Class C	4,468,558	-	-		4,468,558
Class I	1,048,523	20,738,516	(20,739,169	)**	1,047,870
Class R1	-	2,814	(2,814	)**	-
Class R2	-	19,397	(19,397	)**	-
Class R3	30,199	41,008	(41,008	)**	30,199

	As of February 28, 2019
	MainStay Moderate Growth Allocation Fund (Acquiring Fund)	MainStay Retirement 2040 Fund	MainStay Retirement 2050 Fund	Pro Forma Adjustments		Acquiring Fund Pro Forma Combined After Reorganization
Net Assets
Class A	$486,813,633	$26,484,858	$12,221,468	$(7,421,229	)*	$518,098,730
Investor Class	$117,262,582	$10,752,619	$9,694,383	$(949,761	)*	$136,759,823
Class B	$52,704,064	$-	$-	$-		$52,704,064
Class C	$46,897,408	$-	$-	$-		$46,897,408
Class I	$8,131,944	$187,934,259	$104,369,299	$(292,320,964	)*	$8,114,538
Class R1	$-	$45,800	$36,657	$(82,457	)*	$-
Class R2	$-	$66,039	$132,705	$(198,744	)*	$-
Class R3	$459,265	$323,798	$261,629	$(585,464	)*	$459,228

Net Asset Value Per Share
Class A	$13.75	$10.60	$10.59	$-		$13.75
Investor Class	$13.76	$10.68	$10.58	$-		$13.76
Class B	$13.63	$-	$-	$-		$13.63
Class C	$13.61	$-	$-	$-		$13.61
Class I	$13.90	$10.74	$10.67	$-		$13.90
Class R1	$-	$10.97	$10.74	$-		$-
Class R2	$-	$10.72	$10.63	$-		$-
Class R3	$13.71	$10.77	$10.69	$-		$13.71

Shares Outstanding
Class A	35,400,188	2,498,599	1,153,715	(1,377,320	)**	37,675,182
Investor Class	8,520,541	1,006,666	916,421	(506,377	)**	9,937,251
Class B	3,868,034	-	-	-		3,868,034
Class C	3,446,826	-	-	-		3,446,826
Class I	584,966	17,502,498	9,777,327	(27,281,077	)**	583,714
Class R1	-	4,176	3,414	(7,590	)**	-
Class R2	-	6,163	12,479	(18,642	)**	-
Class R3	33,488	30,070	24,478	(54,548	)**	33,488

	As of February 28, 2019
	MainStay Growth Allocation Fund (Acquiring Fund)	MainStay Retirement 2060 Fund	Pro Forma Adjustments		Acquiring Fund Pro Forma Combined After Reorganization
Net Assets
Class A	$238,896,990	$609,316	$(105,972	)*	$239,400,334
Investor Class	$72,077,921	$964,743	$(121,815	)*	$72,920,849
Class B	$31,180,528	$-	$-		$31,180,528
Class C	$23,510,879	$-	$-		$23,510,879
Class I	$6,256,562	$8,625,534	$(8,632,232	)*	$6,249,864
Class R1	$-	$35,201	$(35,201	)*	$-
Class R2	$-	$34,858	$(34,858	)*	$-
Class R3	$846,270	$102,801	$(102,881	)*	$846,190

Net Asset Value Per Share
Class A	$14.36	$11.93	$-		$14.36
Investor Class	$14.35	$11.81	$-		$14.35
Class B	$14.01	$-	$-		$14.01

	As of February 28, 2019
	MainStay Growth Allocation Fund (Acquiring Fund)	MainStay Retirement 2060 Fund	Pro Forma Adjustments		Acquiring Fund Pro Forma Combined After Reorganization
Class C	$14.04	$-	$-		$14.04
Class I	$14.62	$11.89	$-		$14.62
Class R1	$-	$11.90	$-		$-
Class R2	$-	$11.89	$-		$-
Class R3	$14.30	$11.88	$-		$14.30

Shares Outstanding
Class A	16,631,698	51,083	(16,041	)**	16,666,740
Investor Class	5,022,718	81,666	(22,927	)**	5,081,457
Class B	2,225,460	-	-		2,225,460
Class C	1,675,136	-	-		1,675,136
Class I	428,083	725,237	(725,695	)**	427,625
Class R1	-	2,958	(2,958	)**	-
Class R2	-	2,931	(2,931	)**	-
Class R3	59,167	8,653	(8,653	)**	59,167

*	Reflects the cost of the Reorganizations borne by the Acquired Funds (estimated to be between $50,000 and $60,000) and/or anticipated redemptions (including the expected redemption of certain retirement plan assets prior to the merger).

**	Following the Reorganization, the Acquiring Funds will be the accounting survivors. This reflects the cost of the Reorganizations borne by the Acquired Funds (estimated to be between $50,000 and $60,000) and/or anticipated redemptions (including the expected redemption of certain retirement plan assets prior to the merger). The interests of the Acquired Funds’ shareholders will not be diluted as a result of the Reorganizations because each Acquired Fund’s shareholders will receive shares of the corresponding Acquiring Fund with the same aggregate NAV as their Acquired Fund shares.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

Shareholders who wish to communicate with the Board should send communications in writing to the attention of the Secretary of MainStay Funds Trust at 51 Madison Avenue, New York, New York 10010, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chair of the Board.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

The Board of Trustees of MainStay Funds Trust, a Delaware statutory trust (the “Boards”), deems it advisable that the Acquiring Fund and the Acquired Fund engage in the reorganization described below. Each of the Acquired Fund and the Acquiring Fund is a series of MainStay Funds Trust.

This agreement is intended to be and is adopted as a plan of reorganization and liquidation (the “Plan”) within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Investor Class, Class A, Class I, Class R1, Class R2 and Class R3 shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end, registered management investment company and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board has determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	Transfer of Assets of the Acquired Fund to the Acquiring Fund in Exchange for Acquiring Fund Shares, the Assumption of all of the Acquired Fund’s Liabilities and the Liquidation of the Acquired Fund

1.1        Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).

1.2       The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (collectively, “Assets”).

1.3       The Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of the sum of its investment company taxable income (computed without regard to any deduction for dividends paid) plus realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4        Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to its respective shareholders of record with respect to each class of shares, determined as of immediately after the close of business on the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”) of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund, although any share certificates representing interests in shares of the Acquired Fund will represent a number of the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with paragraph 2.3. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5        Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent, as defined in paragraph 3.3. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund’s current prospectus.

1.6        Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (“SEC”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date.

2.       Valuation

2.1       The value of the Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus and statement of additional information, each as may be supplemented, with respect to the Acquired Fund, and valuation procedures established by the Board of the Acquired Fund

2.2        The net asset value of an Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional information, each as may be supplemented, and valuation procedures established by the Board of the Acquiring Fund.

2.3        The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Acquired Fund Shares, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.

2.4        All computations of value shall be made by New York Life Investment Management LLC (“New York Life Investments”), in its capacity as administrator for the Acquired Fund and the Acquiring Fund, and shall be subject to confirmation by each Fund’s record keeping agent and by each Fund’s independent accountants.

3.       Closing and Closing Date

3.1        The Closing Date shall be on or about June 14, 2019 or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Plan (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. Eastern time. The Closing shall be held at the offices of the Funds or at such other time and/or place as the parties may agree.

3.2        MainStay Funds Trust shall direct State Street Bank and Trust Company as custodian for the Acquired Fund (“Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund, which Custodian also serves as the custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”), in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

3.3       MainStay Funds Trust shall direct NYLIM Service Company LLC, in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Closing Date a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund on the Closing Date, or provide other evidence satisfactory to the Acquired Fund as of the Closing Date that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4        In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board or New York Life Investments, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       Representations and Warranties

4.1        Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer, MainStay Funds Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund, as follows:

(a)        The Acquired Fund is duly organized as a series of MainStay Funds Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under MainStay Funds Trust’s Declaration of Trust and By-Laws, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted; and

(b)        MainStay Funds Trust is a registered investment company classified as a management company of the open-end type, and its registration with the SEC as an investment company under the 1940 Act, and the registration of Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)        No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), and the 1940 Act, and such as may be required by state securities laws;

(d)        The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)        On the Closing Date, MainStay Funds Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, MainStay Funds Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)         MainStay Funds Trust is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of its Declaration of Trust or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay Funds Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay Funds Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)        All material contracts or other commitments of the Acquired Fund (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h)        Except as otherwise disclosed in writing to and accepted by MainStay Funds Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. MainStay Funds Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)         The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund dated October 31, 2018 have been audited by KPMG LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)         The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund dated October 31, 2018 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(k)        Since October 31, 2018, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (k), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(l)         On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(m)       For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(n)        All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by MainStay Funds Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund’s shares;

(o)        The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the this Plan will constitute a valid and binding obligation of MainStay Funds Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(p)        The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(q)        The combined Information Statement/Prospectus (“Information Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement on Form N-14 through the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (q) shall not apply to statements in or omissions from the Information Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

4.2        Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of MainStay Funds Trust on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund, as follows:

(a)        The Acquiring Fund is duly organized as series of MainStay Funds Trust, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its Declaration of Trust and By-Laws to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)        MainStay Funds Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Acquiring Fund Shares under the 1933 Act, is in full force and effect;

(c)        No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)        The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)        On the Closing Date, MainStay Funds Trust, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)         The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of MainStay Funds Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay Funds Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay Funds Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)        Except as otherwise disclosed in writing to and accepted by MainStay Funds Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against MainStay Funds Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. MainStay Funds Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated;

(h)        The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund, dated October 31, 2018, have been audited by KPMG LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund, as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund, required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i)         The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments dated October 31, 2018 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund, as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)         Since October 31, 2018, there has not been any material adverse change in the Acquiring Fund, financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund, of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (j), a decline in net asset value per share of the Acquiring Fund, due to declines in market values of securities held by the Acquiring Fund, the discharge of liabilities, or the redemption of shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

(k)        On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)         For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund, has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(m)       All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by MainStay Funds Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(n)        The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of MainStay Funds Trust, on behalf of the Acquiring Fund, and this Plan will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)        The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

(p)        The information to be furnished by the Acquiring Fund for use in the registration statements and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(q)        The Information Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, on the effective date of the Registration Statement on Form N-14 through the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (q) shall not apply to statements in or omissions from the Information Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.       Covenants of the Acquiring Fund and the Acquired Fund

5.1        The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2        [Reserved]

5.3        The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

5.4       The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5        Subject to the provisions of this Plan, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.6       The Acquired Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of the Information Statement (referred to in paragraph 4.1(q)) to be included in a Registration Statement on Form N-14 (“Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act.

5.7         As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.8        The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

5.9        MainStay Funds Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as MainStay Funds Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) MainStay Funds Trust’s, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) MainStay Funds Trust’, on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Plan.

5.10      The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.11      The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of MainStay Funds Trust, the Acquired Fund or the Acquiring Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or result in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, MainStay Funds Trust, the Acquired Fund and the Acquiring Fund shall take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to MainStay Funds Trust, to render the tax opinion required herein (including without limitation, each party’s execution of representations reasonably requested by and addressed to counsel).

6.       Conditions Precedent to Obligations of the Acquired Fund

The obligations of MainStay Funds Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at MainStay Funds Trust’s election, to the performance by MainStay Funds Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1        All representations and warranties of MainStay Funds Trust, on behalf of the Acquiring Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2        MainStay Funds Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to MainStay Funds Trust, and dated as of the Closing Date, to the effect that the representations and warranties of MainStay Funds Trust, on behalf of the Acquiring Fund, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as MainStay Funds Trust shall reasonably request;

6.3        MainStay Funds Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by MainStay Funds Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4        The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       Conditions Precedent to Obligations of the Acquiring Fund

The obligations of MainStay Funds Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at MainStay Funds Trust’s election, to the performance by MainStay Funds Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1        All representations and warranties of MainStay Funds Trust, on behalf of the Acquired Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2        MainStay Funds Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of MainStay Funds Trust;

7.3       MainStay Funds Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of MainStay Funds Trust, on behalf of the Acquired Fund, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as MainStay Funds Trust shall reasonably request;

7.4        MainStay Funds Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by MainStay Funds Trust, on behalf of the Acquired Fund, on or before the Closing Date;

7.5        The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6       The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.       Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to MainStay Funds Trust, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1       On the Closing Date no action, suit or other proceeding shall be pending or, to MainStay Funds Trust’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

8.2        All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by MainStay Funds Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.3       The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.4        The parties shall have received the opinion of counsel to MainStay Funds Trust, on behalf of the Acquired Fund, substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free reorganization for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel to MainStay Funds Trust of representations it shall request of MainStay Funds Trust. Notwithstanding anything herein to the contrary, the parties may not waive the condition set forth in this paragraph 8.4.

8.5        The parties shall have received the opinion of counsel to MainStay Funds Trust, on behalf of the Acquired Fund, substantially to the effect that, based upon certain facts, assumptions, and representations of the parties and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, for U.S. federal income tax purposes:

(a)	The Reorganization contemplated by this Plan shall constitute a tax-free reorganization within the meaning of Section 368(a) of the Code and the Acquiring Fund and Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)	Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon receipt of the assets of the Acquired Fund solely in exchange for the assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares;

(c)	Under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Acquired Fund upon the transfer of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for the assumption by the Acquiring Fund of the Acquired Fund Liabilities and the Acquiring Fund Shares or upon distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares, except for any gain or loss that maybe required to be recognized solely as a result of the close of the Acquired Fund’s taxable year due to the Reorganization or as a result of the transfer of any stock in a passive foreign investment company as defined in Section 1297(a) of the Code;

(d)	Under Section 354 of the Code, no gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares solely for Acquiring Fund Shares;

(e)	Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by such Acquired Fund Shareholder immediately prior to the Reorganization. Under Section 1223(1) of the Code, the holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization;

(f)	Under Section 362(b) of the Code, the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of the such assets to the Acquired Fund immediately prior to the Reorganization, except for any assets which may be marked to market for U.S. federal income tax purposes on the termination of the Acquired Fund’s taxable year or on which gain was recognized upon the transfer of the Acquiring Fund. Under Section 1223(2) of the Code, the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund (except to the extent that the investment activities of the Acquiring Fund reduce or eliminate such holding period and except for any assets on which gain is recognized on the transfer to the Acquiring Fund);

(g)	The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder, if applicable.

9.       Indemnification

9.1        MainStay Funds Trust, out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Plan.

9.2        MainStay Funds Trust, out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Plan.

10.       Brokerage Fees and Expenses

10.1      The Acquiring Fund and the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein, other than any brokerage fees and expenses incurred in connection with the Reorganization.

10.2      The expenses relating to the proposed Reorganization will be borne the Acquired Funds. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Information Statement, legal fees, accounting fees and securities registration fees, but will not include brokerage costs or other costs associated with portfolio adjustments. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.       Entire Agreement; Survival of Warranties

11.1      MainStay Funds Trust agrees that it has not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Plan constitutes the entire agreement between the parties.

11.2      The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.       Termination

This Plan may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

13.       Amendments

This Plan may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of MainStay Funds Trust, on behalf of either the Acquired Fund or the Acquiring Fund, respectively.

14.       Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Funds, 51 Madison Avenue, New York, New York 10010, Attn: J. Kevin Gao, Chief Legal Officer and Secretary, in each case with a copy to Dechert LLP, 1900 K Street, NW Washington, DC 20006, Attn: Thomas C. Bogle, Esq.

15.       Headings; Governing Law; Assignment; Limitation of Liability

15.1      The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

15.2      This Plan shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

15.3      This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan. Except as expressly provided otherwise in this Plan, the parties hereto will bear the expenses relating to the Reorganization as set forth in Section 10.2 as mutually agreed upon.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed as of the __ day of ______, 2019.

MAINSTAY FUNDS TRUST On behalf of the Acquiring Fund:		MAINSTAY FUNDS TRUST On behalf of the Acquired Fund:

By:		By:
Name:	Kirk C. Lehneis	Name:	Kirk C. Lehneis
Title:	President	Title:	President

New York Life Investments agrees to the provisions set forth in Sections 10.2 and 15.3 of this Plan.

NEW YORK LIFE INVESTMENT MANAGEMENT LLC

By:
Name:	Kirk C. Lehneis
Title:	Senior Managing Director

APPENDIX B

MORE ABOUT INVESTMENT STRATEGIES AND RISKS OF THE ACQUIRING FUNDS

Information about each Fund's investment objective, principal investment strategies, investment practices and principal risks appears in the relevant summary section for each Fund at the beginning of this Information Statement/Prospectus. The information below describes in greater detail the principal and other investments, investment practices and risks pertinent to the Funds and the Underlying Funds. Some of the Underlying Funds may use the investments/strategies discussed below more than other Underlying Funds. The strategies and risks below generally apply to both the Funds and the Underlying Funds. Therefore, references to a “Fund” may also include an Underlying Fund. Each Fund and each Underlying Fund may be subject to risks to different degrees. Not all investments/strategies of the Underlying Funds may be described in this Information Statement/Prospectus. The fact that a particular risk is not identified as a principal risk for a Fund or Underlying Fund does not mean that the Fund or Underlying Fund is prohibited from investing in securities or investments that give rise to that risk.

Investment Policies and Objectives

Certain of the Underlying Funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Funds is required to adopt a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, a Fund's future investments are required to be made in a manner that will bring the Fund into compliance with this policy. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. In most cases, the applicable affiliated Fund has adopted a policy to provide the Fund's shareholders with at least 60 days' prior notice of any change in this non-fundamental policy of the Fund with respect to investments of the type suggested by its name. For additional information, please see the SAI.

The investment objectives for most Funds are non-fundamental and may be changed without shareholder approval. In other cases, the investment objectives are fundamental and cannot be changed without the approval of a majority of the relevant Fund's outstanding voting securities.

A Fund may invest its net assets in ETFs that invest in similar securities and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the 1940 Act).

Additional information about the investment practices of the Funds and risks pertinent to these practices is included in the SAI. The following information regarding principal investment strategies and risks is provided in alphabetical order and not necessarily in order of importance.

PRINCIPAL RISKS OF THE FUNDS

Asset Allocation Risk

The Funds utilize an asset allocation strategy in pursuit of their respective investment objectives. Thus, a Fund’s investment performance depends upon the Manager’s allocation and reallocation of the Fund’s assets among Underlying Funds with exposure to various asset classes, investments, advisers, strategies and/or investment styles. Although the Funds’ asset allocation strategies are intended to limit each Fund’s exposure to the risks of any one asset class, investment or style, New York Life Investments may favor one or more Underlying Funds that may not achieve their investment objective and/or may underperform other investments or assets or the securities markets as a whole, thereby causing the Fund to underperform other funds with similar investment objectives and/or strategies. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would likely perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other investments. Moreover, because the Funds limit the amount of a Fund’s assets that may be allocated to each asset class a Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. Subject to such limitations, New York Life Investments may adjust allocations to various Underlying Funds. Such adjustments may not produce the intended results and a Fund may not achieve its investment objective, in whole or in part. In addition, the asset allocation determinations made by New York Life Investments may not be ideal for all investors and may not effectively increase returns or decrease risk for investors. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose. For purposes of applicable regulatory limitations, exchange-traded funds advised by IndexIQ Advisors LLC are considered to be in the same group of investment companies as the Funds because IndexIQ Advisors LLC and New York Life Investments are under common control.

Conflicts of Interest

Potential conflicts of interest situations could occur where New York Life Investments is subject to competing interests that have the potential to influence its investment decisions for a Fund. For example, New York Life Investments may be subject to potential conflicts of interest in selecting or allocating assets among the Underlying Funds because, for example, the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations or to support new investment strategies or the cash flow needs of certain Underlying Funds. For example, New York Life Investments may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. New York Life Investments and the portfolio managers have a fiduciary duty to each Fund to act in that Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees and pursuant to applicable policies and procedures, New York Life Investments will carefully analyze any such situation and take all steps it believes to be necessary to minimize and, where possible, eliminate potential conflicts. A Fund’s activities may be limited or restricted because of laws and regulations applicable to New York Life Investments or the Fund or applicable policies and procedures of New York Life Investments or the Underlying Fund. For example, if a portfolio manager comes into possession of material, non-public information about an affiliated Underlying Fund, the portfolio manager could potentially be restricted from transacting in the Underlying Fund’s shares, which may adversely affect the Underlying Fund.

Exchange-Traded Fund ("ETF") Risk

The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly for more information regarding the risks associated with investments with ETFs, please see “Exchange-Traded Funds (“ETFs”)” below.

Focused Portfolio Risk

If a Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund. A Fund’s performance may, therefore, be significantly adversely affected by the performance of such Underlying Fund. An Underlying Fund may concentrate or focus in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class. Thus, the Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class. Such occurrences or developments may have a significant impact on a Underlying Fund's investment performance causing such performance to be more volatile than the investment performance of an Underlying Fund invested more broadly. For example, if an Underlying Fund is concentrated or focused in a particular country, a Fund focused in such Underlying Fund would be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Underlying Fund invests.

Large Transaction Risk

To minimize disruptions to the operations of a Fund, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with a Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Market Risk

The value of a Fund’s investments may fluctuate and/or decline for a variety of reasons. See “Market Risk” below.

Regulatory Risk

Government regulations and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments, and limit the Fund’s ability to achieve its investment objective. See “Regulatory Risk” below.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS

Brady Bonds

Brady Bonds are securities created through the exchange of existing commercial bank loans to foreign sovereign entities for new obligations in connection with debt restructurings. They are generally subject to the risks of foreign securities.

Convertible Securities

Convertible securities, until converted, have the same general characteristics as debt securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange an investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Debt or Fixed-Income Securities

Investors buy debt securities primarily to profit through interest payments. Governments, banks and companies raise cash by issuing or selling debt securities to investors. Debt securities may be bought directly from those issuers or in the secondary trading markets. There are many different types of debt securities, including (without limitation) bonds, notes and debentures.

Some debt securities pay interest at fixed rates of return (referred to as fixed-income securities), while others pay interest at variable rates. Interest may be paid at different intervals. Some debt securities do not make regular interest payments, but instead are initially sold at a discount to the principal amount that is to be paid at maturity.

The risks involved with investing in debt securities include (without limitation):

•               Credit risk: Credit risk is the risk that an issuer, guarantor, or liquidity provider of a debt security may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. By purchasing a debt security, a buyer is lending money to the issuer of that security. If the issuer does not pay back the loan, the holder of the security may experience a loss on its investment. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund's investment. Although credit quality ratings may not accurately reflect the true credit risk or liquidity of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult to sell the instrument at an advantageous price or time. Credit ratings assigned by rating agencies are based on a number of factors and subjective judgments and, therefore, do not necessarily represent an issuer's actual financial condition or the volatility or liquidity of the security.

•               Maturity risk: A debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity. Therefore, the net asset value ("NAV") of a Fund that holds debt securities with a longer average maturity may fluctuate in value more than the NAV of a Fund that holds debt securities with a shorter average maturity. Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity. However, measures such as average duration may not accurately reflect the true interest rate sensitivity of a Fund's investments or its overall portfolio.

•               Market risk: Like other securities, debt securities are subject to the forces of supply and demand. Low demand may negatively impact the price of a debt security.

•               Interest rate risk: A variety of factors can cause interest rates to rise, including central bank monetary policies, inflation rates and general economic conditions. The value of a debt security usually changes when interest rates change. Generally, when interest rates go up, the value of a debt security goes down and when interest rates go down, the value of a debt security goes up. During periods of very low or negative interest rates, a Fund's susceptibility to interest rate risk may be magnified, its yield may be diminished and its performance may be adversely affected. As of the date of this Prospectus, interest rates in the United States and many parts of the world, including certain European countries, continue to be near recent historically low levels. These levels of interest rates (or negative interest rates) may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, including market volatility, and may adversely affect a Fund's performance. The Board of Governors of the Federal Reserve System (“Federal Reserve Board”) has previously taken measures designed to support the U.S. economic recovery, including keeping the federal funds rate near the recent historically low levels. The Funds may be subject to heightened interest rate risk because the Federal Reserve Board may continue to raise the federal funds rate, which causes an increase in interest rates. Any such rise in interest rates may be sudden and significant, with unpredictable effects on the financial markets and a Fund's investments.

•               Extension risk and Prepayment risk: An issuer could exercise its right to pay principal on an obligation held by a Fund later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation may decrease, and a Fund may also suffer from the inability to reinvest in higher yielding securities.  When interest rates decline, securities with stated interest rates may have the principal prepaid earlier than expected, requiring a Fund to invest the proceeds at generally lower interest rates.

Debt securities rated below investment grade by an independent rating agency, such as Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") are considered to have speculative characteristics and some may be commonly referred to as "junk bonds." Junk bonds entail default and other risks greater than those associated with higher-rated securities.

The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a Fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential. Duration may not accurately reflect the true interest rate sensitivity of instruments held by a Fund and, in turn a Fund's susceptibility to changes in interest rates.

A laddered maturity schedule means a portfolio is structured so that a certain percentage of the securities will mature each year. This helps a Fund manage duration and risk, and attempts to create a more consistent return.

Depositary Receipts

American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs"), Non-Voting Depositary Receipts (“NVDRs”) and other similar securities represent ownership of securities of non-U.S. issuers held in trust by a bank, exchange or similar financial institution. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. NVDRs are typically issued by an exchange or its affiliate and do not have voting rights. These investments may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Derivative Transactions

Derivative transactions, or “derivatives,” may include options, forwards, futures, options on futures, and swap agreements. The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies, commodities or indices. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivatives may be difficult to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency, commodity or index.

As a result, derivatives can be highly volatile. If the manager or subadvisor of a Fund is incorrect about its expectations of changes to the underlying securities, in interest rates, currencies, commodities, indices or market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. When using over-the-counter (“OTC”) or bilateral derivatives, there is a risk that a Fund will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract.

In the event of the bankruptcy or insolvency of a counterparty, a Fund could experience the loss of some or all of its investment in a derivative or experience delays in liquidating its positions, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Fund may also incur fees and expenses in enforcing its rights. Certain derivatives are subject to mandatory clearing and exchange-trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, is intended to reduce counterparty credit risk and exchange-trading is intended to increase liquidity, but neither make derivatives transactions risk-free.

In addition, certain derivative transactions can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses. Investments in derivatives may increase or accelerate the amount of taxable income of a Fund or result in the deferral of losses that would otherwise be recognized by a Fund in determining the amount of dividends distributable to shareholders. As series of investment companies registered with the Securities and Exchange Commission ("SEC"), the Funds must maintain reserves of liquid assets or enter into offsetting transactions to "cover" obligations with respect to certain kinds of derivative instruments. In addition, a Fund’s use of derivatives (including covered call options and covered put options) may (i) cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) and (ii) preclude the Fund from designating a portion of its distributions as qualified dividend income (generally taxed at long term capital gains rates with respect to non-corporate shareholders) or as eligible for the corporate dividends received deduction that would otherwise be eligible for such designations if the Fund had not used such instruments.

Future regulatory developments may impact a Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. These or other legislative or regulatory changes may negatively impact a Fund and/or result in a change in its investment strategy.

Dividend-Paying Stocks

Dividend-paying stocks may underperform the securities of other companies that do not typically produce income or other distributions. In addition, issuers of dividend-paying stock may have discretion at any time to reduce, defer, or stop paying dividends for a stated period of time. Depending upon market conditions, an income-producing stock that meets a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of a Fund to produce current income while remaining fully diversified. The distributions received by a Fund may not qualify as income for Fund investors.

Distressed Securities

Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, a Fund will not receive interest payments on such securities and may incur costs to protect its investment. A Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a company in which a Fund has invested, a Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. The market for securities of such companies tends to be illiquid and sales may be possible only at substantial discounts. In addition, a Fund's ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

Emerging Markets

The risks of foreign investments (or exposure to foreign investments) are usually much greater when they are made in (or result in exposure to) emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience high rates of inflation and currency devaluations, which may adversely affect returns. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain emerging markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which companies in developed countries are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments may be more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation or unfavorable diplomatic developments. Some emerging countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets. Such government participation or other intervention may impair investment and economic growth or otherwise adversely affect a Fund's investments in these countries or regions. National policies that may limit a Fund's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other laws or restrictions applicable to investments differ from those found in more developed markets. Sometimes, they may lack, or be in the relatively early development of, legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some emerging market countries may impose different capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging market countries involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between parties in the United States and parties in emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging market countries (which themselves have increased investment risk relative to developed market countries), and, as a result, a Fund's exposure to the risks associated with investing in emerging market countries are magnified if the Fund invests in frontier market countries.

Equity Securities

Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When a Fund buys the equity securities of a corporation it becomes a part owner of the issuing corporation. Equity securities may be bought on domestic stock exchanges, foreign stock exchanges, or in the over-the-counter market. There are many different types of equity securities, including (without limitation) common stocks, preferred stocks, ADRs, and real estate investment trusts.

Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid. The risks involved with investing in equity securities include (without limitation):

•               Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

•               Industry and company conditions: Certain industries or individual companies may come in and out of favor with investors. In addition, changing technology and competition may make the equity securities of a company or industry more volatile.

•               Security selection: A portfolio manager may not be able to consistently select equity securities that appreciate in value, or anticipate changes that can adversely affect the value of a Fund's holdings. Investments in smaller and mid-size companies may be more volatile than investments in larger companies.

Exchange-Traded Funds (“ETFs”)

To the extent a Fund may invest in securities of other investment companies, it may invest in shares of ETFs, including ETFs advised by affiliates of New York Life Investments. ETFs are investment companies that trade like stocks. The price of an ETF is derived from and based upon the securities held by the ETF. However, like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on the Fund's investment in ETFs. In addition, an actual trading market may not develop for an ETF’s shares and the listing exchange may halt trading of an ETF’s shares. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly. The Fund will indirectly bear its proportionate share of management fees and other expenses that are charged by an ETF in addition to the management fees and other expenses paid by the Fund. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. A Fund may from time to time invest in ETFs, primarily as a means of gaining exposure for its portfolio to the market without investing in individual securities, particularly in the context of managing cash flows into the Fund or where access to a local market is restricted or not cost effective. In addition, an index-based ETF may not exactly replicate the performance of the index it seeks to track for a number of reasons, such as operating expenses, transaction costs and imperfect correlation between the performance of the ETF’s holdings and that of the index.

A Fund may invest in ETFs, among other reasons, to gain broad market, sector or asset class exposure, including during periods when it has large amounts of uninvested cash or when its manager or subadvisor believes share prices of ETFs offer attractive values, subject to any applicable investment restrictions in the Prospectus and the SAI.

Financial Sector Risk

To the extent a Fund invests in financial services firms, it is more susceptible to adverse developments affecting such companies and may perform poorly during a downturn in the financial sector. Investments in the financial sector may be adversely affected by regulatory changes, interest rate movements, the availability of capital, the cost of borrowing, the rate of debt defaults, increased competition, and adverse conditions in other related markets.

Floating Rate Loans

Floating rate loans are subject to similar risks as other debt instruments, such as prepayment and extension risk, credit risk, interest rate risk and risks associated with high-yield securities. Floating rate loans may be particularly susceptible to liquidity and valuation risks because the secondary market for these investments is limited. Trades can be infrequent, which results in limited liquidity and transparency for pricing purposes. In addition, floating rate loans may be subject to certain legal and contractual restrictions on resale or assignment. The limited nature of the market may impair the Fund’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired. In addition, if the market demand for loans increases, the availability of loans for purchase and the interest rate paid by borrowers on such loans may decrease, which may adversely impact a Fund. In current market conditions, many loans are not subject to covenants or other terms that are protective to purchasers, and, as a result, certain terms may be more favorable to borrowers than purchasers. A decrease in the demand for loans, and instances of broader market events (such as turmoil in the loan market or significant sales of loans) may adversely affect the liquidity and value of loans in a Fund’s portfolio.

Floating rate loans generally are subject to extended settlement periods that may be longer than seven days. As a result, a Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions to pursue other investment opportunities or to raise cash to meet redemption obligations. The Fund may also engage in borrowing transactions, such as borrowing against its credit facility, or take other actions to meet redemption obligations, particularly during periods of significant redemption activity, unusual market or economic conditions or financial stress.

Floating rate loans are subject to the risk that the scheduled interest or principal payments will not be paid on a timely basis or at all. Floating rate loans usually are rated below investment grade or if unrated, determined by the Fund’s Manager or Subadvisor to be of comparable quality (commonly referred to as "junk bonds") and involve greater risk of default on interest and principal payments than higher quality loans. In the event that a non-payment occurs, the value of that obligation likely will decline. Investments in floating rate loans may be particularly subject to risks associated with an economic downturn or a significant increase in interest rates. Generally riskier investments are in lower rated categories.

Although the floating rate loans in which a Fund invests are generally speculative, they are generally subject to less credit risk than debt securities rated below investment grade, as they have features that such debt securities generally do not have. Floating rate loans are typically senior obligations of the borrower or issuer, and are typically secured by collateral although they may not be fully collateralized and may be uncollateralized. However, the collateral may be difficult to liquidate, decline in value or be insufficient or unavailable to satisfy a borrower’s obligation. In addition, the loan agreement may limit the Fund’s rights to exercise remedies against collateral or may impose procedures that delay the Fund’s receipt of proceeds of collateral. As a result, the Fund may not receive money or payment to which it is entitled under the loan. Floating rate loans are usually issued in connection with a financing or corporate action (such as leveraged buyout loans, leveraged recapitalizations and other types of acquisition financing). In addition, loans that have a lower priority for repayment in a borrower’s capital structure may involve a higher degree of overall risk, and be subject to greater price and payment volatility, than more senior loans of the same borrower. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, floating rate loans are usually part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy. Floating rate loans may be subject to contractual subordination terms or otherwise may be subject to the risk that a court may subordinate a Fund’s interest in a loan or in collateral securing a loan to the interests of other creditors or take other actions detrimental to the Fund, including limiting or delaying the remedies or collateral available to the Fund. In addition, if the Fund holds certain floating rate loans, a Fund may be required to exercise its rights collectively with other creditors or through an agent bank or other intermediary acting on behalf of multiple creditors, and the value of a Fund’s investment may decline or otherwise be adversely affected by delays or other risks associated with such collective procedures. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates.

A Fund will typically purchase loans via assignment, which makes a Fund a direct lender. However, the Fund may also invest in floating rate loans by purchasing a participation interest. See "Loan Participation Interests."

A Fund also may be in possession of material non-public information about a borrower as a result of its ownership of a floating rate instrument of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, a Fund might be unable to enter into a transaction in a publicly-traded security of that borrower potentially for a substantial period of time when it would otherwise be advantageous to do so.

In certain circumstances, floating rate loans may not be deemed to be securities. As a result, a Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Foreign Securities and Currencies

Generally, foreign securities are issued by companies organized outside the United States or are traded primarily in markets outside the United States, but foreign debt securities may be traded on bond markets or over-the-counter markets in the United States. Foreign securities may be more difficult to sell than U.S. securities. Foreign securities may be domiciled in the U.S. and traded on a U.S. market, but possess elements of foreign risk. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders and, as a result, a Fund may have limited or no legal recourse with respect to foreign securities. In addition, investments in emerging market countries present unique and greater risks than those presented by investments in countries with developed securities markets and more advanced regulatory systems. See “Emerging Markets” above.

Many of the foreign securities in which the Funds invest are denominated or quoted in a foreign currency. A decline in value of a currency will have an adverse impact on the U.S. dollar value of any investments denominated in that currency. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a Fund's assets. However, a Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See "Risk Management Techniques" below.

Changes in the value of foreign (non-U.S.) currencies relative to the U.S. dollar may adversely affect a Fund's investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. These changes in value can make the return on an investment go up or down, unrelated to the quality or performance of the investment itself. One or more subadvisors of a Fund may seek to reduce currency risk by hedging all or part of the exposure to various foreign currencies of a Fund's assets allocated to the subadvisor(s) by engaging in hedging transactions, including swaps, futures, forward currency contracts and other derivatives. However, these transactions and techniques may not always work as intended, and in certain cases a Fund may be worse off than if it had not engaged in such hedging practices. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Futures Transactions

A Fund may purchase and sell single stock futures or stock index futures to hedge the equity portion of its investment portfolio with regard to market (systemic) risk or to gain market exposure to that portion of the market represented by the futures contracts. A Fund may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on the Funds' ability to invest in foreign currencies, a Fund may enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. Subject to compliance with applicable rules and restrictions, a Fund also may enter into futures contracts traded on foreign futures exchanges.

A Fund may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Fund's securities. A Fund may also enter into such futures contracts for other appropriate risk management, income enhancement and investment purposes.

There are several risks associated with the use of futures contracts and options on futures contracts. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract. If no liquid market exists, a Fund would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund's securities being hedged, even if the hedging vehicle closely correlates with the Fund's investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, a Fund will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.

Geographic Focus Risk

Issuers in a single country, a small number of countries, or a particular geographic region can react similarly to market, currency, economic, political, regulatory, geopolitical and other conditions. These conditions include anticipated or actual government budget deficits or other financial difficulties, levels of inflation and unemployment, fiscal and monetary controls, tax policy and political and social instability. A Fund's performance will be particularly susceptible to the conditions in the countries or regions to which it is significantly exposed. For example, a Fund's investments in Japan may be subject to additional risks, including those associated with an aging and declining population, which contributes to the increasing cost of Japan’s pension and public welfare system and makes the economy more dependent on foreign trade. Additionally, Japan is prone to natural disasters, such as earthquakes and tsunamis.

Additionally, a Fund's investments in the United Kingdom subject the Fund to additional risks. For example, the United Kingdom is a substantial trading partner of the United States and other European countries, and, as a result, the British economy may be impacted by adverse changes to the economic health of the United States and other European countries. In addition, in a June 2016 referendum, citizens of the United Kingdom voted to leave the EU (known as “Brexit”), which may have a negative impact on the economy and currency of the United Kingdom, including increased volatility and illiquidity and potentially lower economic growth.

Growth Stocks

Certain Funds may invest in equity securities of companies that their Subadvisors believe will experience relatively rapid earnings growth. Such "growth stocks" typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other securities.

The principal risk of investing in growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Growth stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities

High-yield or non-investment grade securities (commonly referred to as "junk bonds") are typically rated below investment grade by one or more independent rating agencies, such as S&P or Moody’s, and are considered speculative.

Investments in high-yield securities involve greater risks than the risks associated with investments in higher rated securities. High-yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. A lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make high-yield securities more difficult to sell at an advantageous time or price than other types of securities or instruments. In addition, certain high-yield securities may not be listed on any exchange and a secondary market for such securities may be comparatively illiquid relative to markets for other fixed-income securities. These securities may be subject to higher transaction costs than higher rated securities. In times of unusual or adverse market, economic or political conditions or rising interest rates, these securities may experience higher than normal default rates. In addition, the high-yield market can experience sudden and sharp price swings attributable to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major market participants or investors, or a high-profile default.

Illiquid and Restricted Securities

Certain Fund's investments may include illiquid securities or restricted securities. The principal risk of investing in illiquid or restricted securities is that they may be difficult to sell.

Securities and other investments purchased by a Fund may be illiquid at the time of purchase, or liquid at the time of purchase and may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Securities may also be less liquid (i.e. more difficult to sell) because of trading preferences, such as a buyer disfavoring purchases of odd lots or smaller blocks of securities. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to securities traded over-the-counter, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase and sell such securities.

If one or more instruments in a Fund's portfolio become illiquid, a Fund may exceed its limit on illiquid instruments. In such event, a Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a Fund to liquidate any portfolio instrument that would result in a loss on the sale.

Privately issued securities and other restricted securities are not publicly traded and generally are subject to strict restrictions on resale. Accordingly, there may be no market or a limited market for the resale of such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so or at the most favorable price, which may result in a loss to the Fund. This potential lack of liquidity also may make it more difficult to accurately value these securities. There may be less information publicly available regarding such securities as compared to publicly issued securities. Privately issued securities that are determined to be “illiquid” would be subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities.

Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws. A principal risk of investing in restricted securities is that they may be difficult to sell.

Large Investments by Shareholders

From time to time, the Funds may receive large purchase or redemption orders. Such large transactions could have adverse effects on a Fund's performance if the Fund were required to sell securities, invest cash or hold significant cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund's transaction costs.

Lending of Portfolio Securities

The Funds may lend their portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the board of the applicable Fund. In determining whether to lend securities, the manager or the subadvisors of a Fund or its/their agent will consider relevant facts and circumstances, including the creditworthiness of the borrower. Securities lending involves the risk that a Fund may lose money in the event that the borrower fails to return the securities to the Fund in a timely manner or at all. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Furthermore, as with other extensions of credit, a Fund could lose its rights in the collateral should the borrower fail financially. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to a Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the Fund.

Liquidity and Valuation Risk

Certain Funds are subject to liquidity and valuation risk. Liquidity risk exists when particular investments are difficult to sell, possibly preventing a Fund from selling the investments at an advantageous time or price. Liquidity risk may also refer to the risk that a Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, a Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Markets for debt and other fixed-income securities have consistently grown over the past three decades. However, the growth of capacity for traditional dealer counterparties to engage in trading these securities has not kept pace with the broader market and, in some cases, has decreased over this period. As a result, dealer inventories of certain types of debt securities and similar instruments, which provide a primary indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to the size of the market for these instruments. The significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the debt and fixed-income markets because market makers provide stability to the market through their intermediary services. The potential liquidity and volatility challenges in these markets could be particularly significant during certain economic and financial conditions, such as periods of economic uncertainty. A Fund's ability to sell an instrument under favorable conditions also may be negatively impacted by, among other things, other market participants selling the same or similar instruments at the same time.

Valuation risk refers to the potential that the sales price a Fund could receive for any particular investment may differ from the Fund’s valuation of the investment. Valuation of a Fund’s investments may be difficult, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology that produces an estimate of the fair value of the security/instrument, which are based on good faith, subjective judgments, and available information. Such valuations may prove to be inaccurate. Where no clear or reliable indication of the value of a particular investment is available, the investment will be valued at its fair value according to valuation procedures approved by the board of trustees/directors of the Fund. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Fund’s NAV. In addition, the value of illiquid securities that subsequently become liquid may increase, positively affecting the Fund’s NAV. A Fund (or its manager or subadvisor) may rely on various sources of information to value investments and calculate net asset values. A Fund may obtain pricing information from third parties that are believed to be reliable. In certain cases, this information may be unavailable or this information may be inaccurate because of errors by the third parties, technological issues, an absence of current market data, or otherwise. These cases increase the risks associated with fair valuation.

Performance attributable to variations in liquidity are not necessarily an indication of future performance. For more information on fair valuation, please see "Fair Valuation and Portfolio Holdings Disclosure."

In October 2016, the SEC adopted a rule that regulates the management of liquidity risk by investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act"), such as the Funds. The rule may negatively impact a Fund. New York Life Investments continues to evaluate the potential impact of this regulation on the Funds. The initial compliance date for certain requirements of the rule was December 1, 2018, and the compliance date for the remaining requirements of the rule is June 1, 2019.

Loan Participation Interests

Loan participation interests, also referred to as Participations, are fractional interests in an underlying corporate loan and may be purchased from an agent bank, co-lenders or other holders of Participations. There are three types of Participations which a Fund may purchase. A Participation in a novation of a corporate loan involves a Fund assuming all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. Second, a Fund may purchase a Participation in an assignment of all or a portion of a lender's interest in a corporate loan, in which case the Fund may be required generally to rely on the assigning lender to demand payment and to enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the underlying corporate loan. Third, a Fund may also purchase a Participation in a portion of the rights of a lender in a corporate loan, in which case, a Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights against the agent bank or borrower. A Fund must rely on the lending institution for that purpose.

The principal credit risk associated with acquiring Participations from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. A Fund may incur additional credit risk, however, when it is in the position of Participant rather than co-lender because the Fund must then assume the risk of insolvency of the co-lender from which the Participation was purchased and that of any person interposed between the Fund and the co-lender.

A Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest and may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower. Substantial increases in interest rates may cause an increase in loan obligation defaults. Participations are subject to risks generally associated with debt securities; however, Participations may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. A Fund may be in possession of material non-public information about a borrower or issuer as a result of its ownership of a Participation or security of such borrower or issuer. Because of prohibitions on trading in securities of issuers while in possession of such information, a Fund may be unable to enter into a transaction in a loan or security of such a borrower or issuer when it would otherwise be advantageous to do so.

Market Capitalization Risk

To the extent a Fund invests in securities issued by small-, mid-, or large-cap companies, it will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization underperform other types of investments, a Fund’s performance could be adversely impacted.

Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. In addition, securities of small-cap and mid-cap companies may trade in an over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Smaller capitalization companies frequently rely on narrower product lines, niche markets, limited financial resources, a few key employees and inexperienced management. Smaller capitalization companies have more speculative prospects for future growth, sustained earnings and market share than larger companies and may be more vulnerable to adverse business or market developments. Accordingly, it may be difficult for a Fund to sell small-cap securities at a desired time or price. Generally, the smaller the company, the greater these risks become. Although securities issued by larger companies tend to have less overall volatility than securities issued by smaller companies, securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.

Market Risk

The value of a Fund’s investments may fluctuate and/or decline because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Changes in these markets may be rapid and unpredictable. Fluctuations in the markets generally or in a specific industry or sector may impact the securities in which the Funds invest. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of a Fund’s shares. Market changes may impact equity and fixed income securities in different and, at times, conflicting manners. A Fund potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that the Fund's manager or subadvisor believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities sought by the manager or subadvisor and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Master Limited Partnerships ("MLPs")

Certain Funds may invest no more than 25% of their total assets in MLPs that are qualified publicly traded partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). MLPs are limited partnerships in which ownership interests are publicly traded and are operated under the supervision of one or more general partners. Investments in MLPs carry many of the risks inherent in investing in a partnership. State law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP. Limited partners may also have more limited control and limited rights to vote on matters affecting the MLP.

The anticipated benefits to be derived from a Fund’s MLP investments will principally depend on the MLPs being treated as partnerships for U.S. federal income tax purposes. Partnerships generally are not subject to U.S. federal income tax at the partnership level. Rather, each partner is allocated and is generally subject to U.S. federal income tax on its share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business activities of a given MLP could result in the MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being subject to entity-level U.S. federal income tax (as well as state and local taxes) on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by a Fund was treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of an investment in the Fund and lower income earned by the Fund. To the extent a distribution received by a Fund from an MLP equity security is treated as a return of capital, the Fund’s adjusted tax basis in the MLP equity security would be reduced by the amount of such distribution, which ultimately could result in an increase in an amount of income or gain (or decrease in the amount of loss) recognized by the Fund for tax purposes upon the sale or other disposition of such MLP equity security. Furthermore, any return of capital distributions received from an MLP equity security may require a Fund to restate the character of distributions made by the Fund as well as amend any previously issued shareholder tax reporting information.

MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in these sectors of the economy could have an adverse impact on a Fund invested in MLPs. At times, the performance of securities of companies in these sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Mortgage Dollar Roll Transactions

In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a set price at a later date. During the roll period, a Fund foregoes principal and interest paid on the securities. These transactions involve a risk of loss if the value of the securities that a Fund is obligated to purchase declines below the purchase price prior to the repurchase date. They may also have a leveraging effect on a Fund.

Mortgage-Related and Other Asset-Backed Securities

Asset-backed securities are securities that represent interests in, and whose values and payments are based on, a “pool” of underlying assets, which may include, among others, lower-rated debt securities, consumer loans or mortgages, and leases of property. Asset-backed securities include collateralized debt obligations, collateralized bond obligations, and collateralized loan obligations and other similarly structured vehicles. Mortgage-related securities are a type of asset-backed security and include mortgage-backed securities, mortgage dollar rolls, stripped mortgage-backed securities, collateralized mortgage obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-backed securities are asset-backed securities that represent interests in pools of residential or commercial mortgages.

Some asset-backed securities do not have a security interest in the underlying collateral or any government guarantee for repayment. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved as well as the value of the collateral. A portfolio manager's ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities are subject to the risk that borrowers may default or be anticipated to default on their obligations underlying the securities or any guarantees under the securities may fail or otherwise be unavailable. These securities may also be subject to prepayment risk if interest rates fall, and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment. In the case of prepayments, a Fund may be forced to reinvest the proceeds at a lower interest rate. On the other hand, if interest rates rise, there may be less of the underlying debt prepaid, which would cause the average bond maturity to rise (making it more susceptible to interest rate risk) and increase the potential for a Fund to lose money. Some asset-backed securities are particularly subject to credit, liquidity and valuation, interest rate and prepayment risk and additional risks may arise as a result of the type of asset-backed securities in which a Fund invests. In addition, certain regulatory changes may increase the costs to a Fund of investing in asset-backed securities and a Fund’s investments in these securities may be adversely affected.

Options

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right, but not the obligation, to buy from (call) or sell to (put) the seller (writer) of the option the security, currency or futures contract underlying the option at a specified exercise price at any time during the term of the option. If a Fund's manager or subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return.

Real Estate Investment Trusts ("REITs")

REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency. REITs are also susceptible to the risks associated with the types of real estate investments they own and adverse economic or market events with respect to these securities and property types (e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed-property types). A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or could fail to maintain its exemption from registration under the 1940 Act. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences.

Regulatory Risk

Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by a Fund, affect the value of its investments, and limit a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices. Certain regulatory authorities may also prohibit or restrict the ability of a Fund to engage in certain derivative transactions or short-selling of certain securities. Although there continues to be uncertainty about the full impact of these and other regulatory changes, the Fund may be subject to a more complex regulatory framework, and incur additional costs to comply with new requirements as well as to monitor for compliance with any new requirements going forward.

At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may change the way in which the Fund is regulated. Neither New York Life Investments nor an advisor or subadvisor to a Fund can predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its respective investment objective. The Fund’s activities may be limited or restricted because of laws and regulations applicable to New York Life Investments, a subadvisor or the Fund.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with certain sellers in accordance with guidelines adopted by the Board. A repurchase agreement is an instrument under which a Fund acquires a security and the seller agrees, at the time of the sale, to repurchase the security at an agreed upon time and price. A Fund’s use of repurchase agreements is generally intended to be a means for the Fund to earn income on uninvested cash, but there is no guarantee that a repurchase agreement will provide income.

Repurchase agreements subject a Fund to counterparty risks, including the risk that the seller of the underlying security will become bankrupt or insolvent before the date of repurchase or otherwise will fail to repurchase the security as agreed, which could cause losses to the Fund. If the seller defaults on its obligations under the agreement, the Fund may incur costs, lose money or suffer delays in exercising its rights under the agreement. If the seller fails to repurchase the underlying instruments collateralizing the repurchase agreement, the Fund may lose money. The credit, liquidity and other risks associated with repurchase agreements are heightened when a repurchase agreement is secured by collateral other than cash or U.S. government securities.

Short Selling

If a security sold short increases in price, a Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A Fund may have substantial short positions and may borrow those securities to make delivery to the buyer. A Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.

When borrowing a security for delivery to a buyer, a Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. A Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when a Fund is unable to borrow the same security for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security.

Until a Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. A Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances, the Fund may not be able to substitute or sell the pledged collateral. Additionally, a Fund must maintain sufficient liquid assets (less any additional collateral held by or pledged to the broker), marked-to-market daily, to cover the short sale obligation. This may limit a Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

By investing the proceeds received from selling securities short, a Fund is employing a form of leverage, which creates special risks. The use of leverage may increase a Fund's exposure to long equity positions and make any change in the Fund's NAV greater than without the use of leverage. This could result in increased volatility of returns. There is no guarantee that a Fund will leverage its portfolio, or if it does, that the Fund's leveraging strategy will be successful. A Fund cannot guarantee that the use of leverage will produce a higher return on an investment.

Swap Agreements

Certain Funds may enter into swap agreements, including but not limited to, interest rate, credit default, index, equity (including total return), and currency exchange rate swap agreements to attempt to obtain a desired return at a lower cost than a direct investment in an instrument yielding that desired return. In a typical swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular investments or instruments. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors.

Whether the use of swap agreements will be successful will depend on whether the applicable manager or subadvisor correctly predicts movements in the value of particular securities, interest rates, indices and currency exchange rates. In addition, swap agreements entail the risk that a party will default on its payment obligations to the Fund. For example, credit default swaps can result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, is intended to reduce counterparty credit risk. Exchange-trading is expected to decrease illiquidity risk and increase transparency because prices and volumes are posted on the exchange. But central clearing and exchange-trading do not make swap transactions risk-free. Because they are two-party contracts and because they may have terms of greater than seven days, certain swaps may be considered to be illiquid. There is a risk that the other party could go bankrupt and a Fund would lose the value of the security or other consideration it should have received in the swap. A Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer of credit protection in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation either through physical settlement or cash settlement, which can result in the seller incurring a loss substantially greater than the amount invested in the swap. A Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A Fund’s use of total return swap agreements will subject the Fund to the risks applicable to swap agreements discussed herein, and a Fund may be adversely affected. For additional information on swaps, see "Derivative Transactions" above. Also, see the "Tax Information" section in the SAI for information regarding the tax considerations relating to swap agreements.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions or abnormal circumstances (such as large cash inflows or anticipated large redemptions), for temporary defensive purposes or for liquidity purposes, a Fund may invest outside the scope of its principal investment strategies. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objective. Under such conditions, a Fund may be permitted to invest without limit in cash, money market securities or other investments.

To-Be-Announced ("TBA") Securities

In a TBA transaction, a seller agrees to deliver to a Fund a security at a future date. However, the seller does not specify the particular security to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. There can be no assurance that a security purchased on a TBA basis will be delivered by the counterparty. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Fund to purchase the securities. A Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery. Recently finalized rules include certain mandatory margin requirements for the TBA market, which may require the Funds to post collateral in connection with their TBA transactions.

Value Stocks

Certain Funds may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio managers believe are selling at a price lower than their true value. Companies that issue such "value stocks" may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The principal risk of investing in value stocks is that they may never reach what a Fund's portfolio manager believes is their full value or that they may go down in value. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of that company's stock may decline or may not approach the value that the portfolio manager anticipates.

When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued or forward commitment basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to the Fund. There is a risk that the security could be worth less when it is issued than the price a Fund agreed to pay when it made the commitment. Similarly, a Fund may commit to purchase a security at a future date at a price determined at the time of the commitment. The same procedure and risks exist for forward commitments as for when-issued securities.

Yankee Debt Securities

Yankee debt securities are dollar-denominated securities of foreign issuers that are traded in the United States. Investments in Yankee debt securities may involve many of the same risks of investing in foreign securities and debt securities.

Yield

The amount of income received by a Fund will vary, and there can be no guarantee that the Fund will achieve or maintain any particular level of yield. The yields received by a Fund on its investments will vary from day to day depending on various factors, including changes in short-term interest rates. A Fund’s yield will generally decline as interest rates decline. If interest rates increase, a Fund’s yield may not increase proportionately. During periods of very low short-term interest rates, a Fund’s expenses could exceed all or a portion of the Fund’s income, and the Fund may not be able to maintain a positive yield.

Zero Coupon and Payment-in-Kind Bonds

Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest typical of other types of debt securities. Certain Funds may also invest in payment-in-kind bonds. Payment-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a fair value equal to the amount of the coupon payment that would have been made. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to a Fund on a current basis but is, in effect, compounded, the value of this type of security is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

Zero coupon bonds and payment-in-kind bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Fund must accrue and distribute every year even though the Fund receives no payment on the investment in that year. Therefore, these investments tend to be more volatile than securities which pay interest periodically and in cash. In addition, there may be special tax considerations associated with investing in high-yield/high-risk bonds structured as zero coupon or payment-in-kind securities. Interest on these securities is recorded annually as income even though no cash interest is received until the security's maturity or payment date. As a result, the amounts that have accrued each year are required to be distributed to shareholders and such amounts will be taxable to shareholders. Additionally, the Fund may have to sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund’s assets and may thereby increase its expense ratio and decrease its rate of return.

In addition to the principal investments described above, the Funds may also invest or engage in, or be subject to risks associated with, the following:

Initial Public Offerings ("IPOs")

IPO securities may be volatile, and a Fund cannot predict whether investments in IPOs will be successful. As a Fund grows in size, the positive effect of IPO investments on the Fund may decrease.

Operational and Cyber Security Risk

The Funds are exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of a Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures. Additionally, the Funds and their service providers are susceptible to risks resulting from breaches in cyber security, including the theft, corruption, destruction or denial of access to data maintained online or digitally, denial of service on websites and other disruptions. Successful cyber security breaches may adversely impact the Funds and their shareholders by, among other things, interfering with the processing of shareholder transactions, impacting the Fund’s ability to calculate its NAV, causing the release of confidential shareholder or Fund information, impeding trading, causing reputational damage and subjecting a Fund to fines, penalties or financial losses. The Funds seek to reduce these operational and cyber security risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Fund does during the year. Due to its trading strategies, a Fund may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Fund is found in the prospectus of each Fund. The use of certain investment strategies may generate increased portfolio turnover. A Fund with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you’ll pay taxes, even if you or the Fund do not sell any shares by year-end).

Risk of Increase in Expenses

Your actual costs of investing in a Fund may be higher than the expenses shown in “Total Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, as a result of redemptions or otherwise, or if a fee limitation is changed or terminated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Risk Management Techniques

Various techniques can be used to increase or decrease a Fund’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Fund's portfolio of investments. For example, to gain exposure to a particular market, a Fund may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as "hedging." If the manager or subadvisor of the Fund judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, these techniques could result in a loss, which in some cases may be unlimited, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

U.S. Government Securities Risk

There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association ("Fannie Mae") or Federal Home Loan Mortgage Corporation ("Freddie Mac"), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are.

APPENDIX C

SHAREHOLDER GUIDE

The following pages are intended to provide information regarding how to buy and sell shares of the MainStay Funds and to help you understand the costs associated with buying, holding and selling your MainStay Fund investments. Not all of the MainStay Funds discussed below are offered in this Information Statement/Prospectus. Furthermore, certain share classes are not available for all MainStay Funds or to all investors and may be offered through a separate prospectus.

The information described in this Shareholder Guide is available free of charge by calling toll-free 800-624-6782 or by visiting our website at nylinvestments.com/funds. The information contained in or otherwise accessible through the MainStay website does not form part of this Information Statement/Prospectus. For additional details, please contact your financial adviser or the MainStay Funds free of charge by calling toll-free 800-624-6782.

Please note that shares of the MainStay Funds are generally not available for purchase by foreign investors, except to certain qualified investors. The MainStay Funds reserve the right to: (i) pay dividends from net investment income and distributions from net capital gains in a check mailed to any investor who becomes a non-U.S. resident; and (ii) redeem shares and close the account of an investor who becomes a non-U.S. resident.

SIMPLE IRA Plan accounts and certain other retirement plan accounts may not be eligible to invest in certain MainStay Funds.

The following terms are used in this Shareholder Guide:

•	"MainStay Asset Allocation Funds" collectively refers to the MainStay Conservative Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund and MainStay Growth Allocation Fund.
•	“MainStay Cushing Funds” collectively refers to the MainStay Cushing Energy Income Fund, MainStay Cushing MLP Premier Fund and MainStay Cushing Renaissance Advantage Fund.
•	"MainStay Epoch Funds" collectively refers to the MainStay Epoch Capital Growth Fund, MainStay Epoch U.S. Equity Yield Fund and MainStay Epoch Global Equity Yield Fund.
•	“MainStay Funds” collectively refers to each mutual fund managed by New York Life Investment Management LLC.
•	"MainStay International/Global Equity Funds" collectively refers to the MainStay Candriam Emerging Markets Equity Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, MainStay MacKay Emerging Markets Equity Fund, MainStay MacKay International Equity Fund and MainStay MacKay International Opportunities Fund.
•	"MainStay Mixed Asset Funds" collectively refers to the MainStay Balanced Fund, MainStay Income Builder Fund and MainStay MacKay Convertible Fund.
•	“MainStay Tax-Exempt Funds” collectively refers to the MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund and MainStay MacKay Tax Free Bond Fund.
•	"MainStay Target Date Funds" collectively refers to the MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund, MainStay Retirement 2050 Fund and MainStay Retirement 2060 Fund.
•	"MainStay Taxable Bond Funds" collectively refers to the MainStay Floating Rate Fund, MainStay Indexed Bond Fund, MainStay MacKay Emerging Markets Debt Fund, MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Infrastructure Bond Fund, MainStay MacKay Short Duration High Yield Fund, MainStay MacKay Total Return Bond Fund, MainStay MacKay Unconstrained Bond Fund and MainStay Money Market Fund.
•	"MainStay U.S. Equity Funds" collectively refers to the MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay Epoch U.S. Small Cap Fund, MainStay Large Cap Growth Fund, MainStay MacKay Common Stock Fund, MainStay MacKay Growth Fund, MainStay MacKay S&P 500 Index Fund, MainStay MacKay U.S. Equity Opportunities Fund and MainStay MAP Equity Fund.
•	The Board of Trustees of MainStay Funds Trust and the Board of Trustees of The MainStay Funds are collectively referred to as the "Board."
•	The Investment Company Act of 1940, as amended, is referred to as the "1940 Act."
•	New York Life Investment Management LLC is referred to as the "Manager" or "New York Life Investments."
•	New York Life Insurance Company is referred to as "New York Life."
•	NYLIM Service Company LLC is referred to as the "Transfer Agent" or "NYLIM Service Company."
•	NYLIFE Distributors LLC, the MainStay Funds’ principal underwriter and distributor, is referred to as the "Distributor" or "NYLIFE Distributors."
•	The New York Stock Exchange is referred to as the "Exchange."
•	Net asset value is referred to as "NAV."

•	The Securities and Exchange Commission is referred to as the "SEC."
•	Automated Clearing House, the electronic process by which shares may be purchased or redeemed, is referred to as “ACH.”

BEFORE YOU INVEST — DECIDING WHICH CLASS OF SHARES TO BUY

The MainStay Funds offer Investor Class, and Class A, C, I, R1, R2, R3 and R6 shares, as applicable. Each share class may not currently be offered by each MainStay Fund. Effective February 28, 2017, Class B shares were closed to all new purchases and additional investments by existing Class B shareholders. Each share class of a MainStay Fund represents an interest in the same portfolio of securities, has the same rights and is identical in all respects to the other classes (unless otherwise disclosed in this Shareholder Guide), except that, to the extent applicable, each class also bears its own service and distribution expenses and may bear incremental transfer agency costs resulting from the Fund’s sales arrangements and investor base. In addition, each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending upon the number of shares of a MainStay Fund you choose to purchase, how you wish to purchase shares of a MainStay Fund and the MainStay Fund in which you wish to invest, the share classes available to you may vary.

The decision as to which class of shares is best suited to your needs depends on a number of factors that you should consider and discuss with your financial adviser. Important factors you may wish to consider include, among others:

•	how much you plan to invest;
•	how long you plan to hold your shares;
•	the total expenses associated with each class of shares; and
•	whether you qualify for any reduction or waiver of the sales charge, if any, as discussed below in the section “Sales Charge Reductions and Waivers” and in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts.

The MainStay Funds, the Distributor and the Transfer Agent do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Funds. A shareholder transacting in (or holding) Fund shares through an intermediary should carefully review the fees and expenses charged by the intermediary relating to holding and transacting in Fund shares. These fees and expenses, including commissions, may vary by intermediary and customers of certain intermediaries may be eligible only for the sales charge reductions or waivers set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. As a result, a shareholder purchasing or redeeming Fund shares through an intermediary may incur greater or lower costs than a shareholder purchasing or redeeming Fund shares through another intermediary or directly with the MainStay Funds. You may be required to pay a commission or other transaction charge to your financial intermediary when buying or selling shares of a share class that has no initial sales charge, contingent deferred sales charge, or asset-based fee for sales or distribution. These commissions or transaction charges are not reflected in the fee and expense table or expense examples for the share classes. The Funds make available other share classes that have different fees and expenses, which are disclosed and described in this Information Statement/Prospectus. Please contact your financial intermediary for more information on commissions or other transaction charges applicable to the purchase or redemption of shares of the Funds.

As with any business, operating a mutual fund involves costs. There are regular operating costs, such as investment advisory fees, marketing and distribution expenses, and custodial, transfer agency, legal and accounting fees, among others. These operating costs are typically paid from the assets of a MainStay Fund, and thus, all investors in the MainStay Fund indirectly share such costs. The expenses for each MainStay Fund are presented in the Funds’ respective Prospectuses in the tables entitled, "Fees and Expenses of the Fund," under the heading, "Annual Fund Operating Expenses." As the fee and expense tables show, certain costs are borne equally by each share class. In cases where services or expenses are class-specific, such as distribution and/or service (12b-1) fees, the fees payable for transfer agency services or certain other expenses, the costs may be allocated differently among the share classes or among groups of share classes.

In addition to the direct expenses that a MainStay Fund bears, MainStay Fund shareholders indirectly bear the expenses of the other funds in which the MainStay Fund invests ("Underlying Funds"), where applicable. The tables entitled "Fees and Expenses of the Fund" reflect a MainStay Fund's estimated indirect expenses from investing in Underlying Funds based on the allocation of the MainStay Fund's assets among the Underlying Funds (if any) during the MainStay Fund's most recent fiscal year. These expenses may be higher or lower over time depending on the actual investments of the MainStay Fund's assets in the Underlying Funds and the actual expenses of the Underlying Funds.

In some cases, the Total Annual Fund Operating Expenses reflected in the tables entitled "Fees and Expenses of the Fund" may differ in part from the amounts shown in the Financial Highlights section of the applicable Prospectuses, which reflect only the operating expenses of a MainStay Fund for its prior fiscal year and do not include the MainStay Fund's share of the fees and expenses of any Underlying Fund.

12b-1 and Shareholder Service Fees

Most significant among the class-specific costs are:

•	Distribution and/or Service (12b-1) Fee—named after the SEC rule that permits their payment, 12b-1 fees are paid by a class of shares to compensate the Distributor for distribution and/or shareholder services such as marketing and selling MainStay Fund shares, compensating brokers and others who sell MainStay Fund shares, advertising, printing and mailing of prospectuses and responding to shareholder inquiries.

•	Shareholder Service Fee—this fee covers certain services provided to retirement plans investing in Class R1, Class R2 and Class R3 shares that are not included under a MainStay Fund's 12b-1 plan, such as certain account establishment and maintenance, order processing, and communication services.

An important point to keep in mind about 12b-1 fees and shareholder service fees, which are paid out of Fund assets on an ongoing basis, is that they reduce the value of your shares, and therefore, will proportionately reduce the returns you receive on your investment and any dividends that are paid. See "Information on Fees" in this section for more information about these fees.

Sales Charges

In addition to regular operating costs, there are costs associated with an individual investor's transactions and account, such as the compensation paid to your financial adviser for helping you with your investment decisions. The MainStay Funds typically cover such costs by imposing sales charges and other fees directly on the investor either at the time of purchase or upon redemption. These charges and fees for each MainStay Fund are presented earlier in the respective Fund Prospectuses in the tables entitled, "Fees and Expenses of the Fund," under the heading, "Shareholder Fees." Such charges and fees include:

•	Initial Sales Charge—also known as a "front-end sales load," refers to a charge that is deducted from your initial investment in Investor Class and Class A shares that is used to compensate the Distributor and/or your financial adviser for their efforts and assistance to you in connection with the purchase. The key point to keep in mind about a front-end sales load is that it reduces the initial amount invested in MainStay Fund shares.
•	Contingent Deferred Sales Charge—also known as a "CDSC" or "back-end sales load," refers to a charge that is deducted from the proceeds when you redeem MainStay Fund shares (that is, sell shares back to the MainStay Fund). The amount of CDSC that you pay will depend on how long you hold your shares and decreases to zero if you hold your shares long enough. Although you pay no sales charge at the time of purchase, the Distributor typically pays your financial adviser a commission up-front. In part to compensate the Distributor for this expense, you will pay a higher ongoing 12b-1 fee over time for Class B or Class C shares. Subsequently, these fees may cost you more than paying an initial sales charge.

Distribution and/or service (12b-1) fees, shareholder service fees, initial sales charges and contingent deferred sales charges are each discussed in more detail later in this Shareholder Guide in the section “Information on Sales Charges.” Different intermediaries may impose different sales charges and make only specified waivers from sales charges available to their customers. These variations are described in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. The following table provides a summary of the differences among share classes with respect to such fees and other important factors:

Summary of Important Differences Among Share Classes

	Class A1	Investor Class[1]	Class B [2]	Class C1	Class I	Class R1	Class R2	Class R3	Class R6
Initial sales charge	Yes	Yes	None	None	None	None	None	None	None
Contingent deferred sales charge	None[3]	None[3]	Sliding scale during the first six years after purchase[4]	1% on sale of shares held for one year or less[5]	None	None	None	None	None
Ongoing distribution and/or service (12b-1) fees	0.25%	0.25%	0.75%[6] distribution and 0.25% service (1.00% total)[7]	0.75%[6] distribution and 0.25% service (1.00% total) [7]	None	None	0.25%	0.25% distribution and 0.25% service (0.50% total)	None
Shareholder service fee	None	None	None	None	None	0.10%	0.10%	0.10%	None
Conversion feature	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]
Purchase maximum[9]	None	None	N/A	$1,000,000[10]	None	None	None	None	None

1.	Class A, Investor Class and Class C shares of the MainStay Money Market Fund are sold with no initial sales charge or CDSC and have no 12b-1 fees.
2.	Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.
3.	No initial sales charge applies on investments of $1 million or more ($250,000 or more with respect to MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund and MainStay MacKay Tax Free Bond Fund; or $500,000 or more with respect to MainStay Floating Rate Fund and MainStay MacKay Short Duration High Yield Fund). However, for purchases of Class A and Investor Class shares of each Fund (except MainStay MacKay Short Term Municipal Fund) made on or after August 1, 2017, a CDSC of 1.00% may be imposed on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A and Investor Class shares of MainStay MacKay Short Term Municipal Fund made on or after August 1, 2017, a CDSC of 0.50% may be imposed on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases made between January 1, 2017 and July 31, 2017, a CDSC of 1.00% may be imposed, however, on redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

4.	The CDSC period for MainStay Floating Rate Fund is a sliding scale during the first four years after purchase.
5.	18 months or less with respect to MainStay MacKay Short Duration High Yield Fund.
6.	0.25% for MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund.
7.	0.50% for MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund.
8.	See the sections discussing Share Class Considerations and the section entitled "Buying, Selling, Converting and Exchanging Fund Shares—Conversions Between Share Classes" for more information on the voluntary and/or automatic conversions that apply to each share class.
9.	Does not apply to purchases by certain retirement plans.
10.	$250,000 or more for MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund and MainStay MacKay Tax Free Bond Fund, or $500,000 or more for MainStay Floating Rate Fund and MainStay MacKay Short Duration High Yield Fund.

The following discussion is not intended to be investment advice or a recommendation because each investor's financial situation and considerations are different. Additionally, certain MainStay Funds have sales charge and expense structures that may alter your analysis as to which share class is most appropriate for your needs. This analysis can best be made by discussing your situation and the factors mentioned above with your financial adviser. Generally, however, Investor Class shares or Class A shares are more economical if you intend to invest larger amounts and hold your shares long-term (more than six years, for most MainStay Funds). Class C shares may be more economical if you intend to hold your shares for a shorter term (six years or less, for most MainStay Funds). Class I and Class R6 shares are the most economical, regardless of amount invested or intended holding period. Class I shares are offered only to certain institutional investors or through certain financial intermediary accounts or retirement plans. Class R6 shares are generally available only to certain retirement plans held with a MainStay Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the MainStay Fund). Class R1, R2 and R3 shares are available only to certain employer-sponsored retirement plans.

If the share class that is most economical for you, given your individual financial circumstances and goals, is not offered through your financial intermediary and you are otherwise eligible to invest in that share class, you can open an account and invest directly in the MainStay Funds by submitting an application. Please see the section entitled “How to Open Your Account” in this Shareholder Guide and the SAI for details.

Investor Class Share Considerations

•	Your Investor Class shares may convert automatically to Class A shares. Investor Class share balances are examined Fund-by-Fund on a quarterly basis. If, at that time, the value of your Investor Class shares in any one MainStay Fund equals or exceeds $15,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via MainStay’s systematic withdrawal plan or systematic exchange program), whether by shareholder action or change in market value, or if you have otherwise become eligible to invest in Class A shares, your Investor Class shares of that MainStay Fund will be automatically converted into Class A shares. Eligible Investor Class shares may also convert upon request. Please note that, in most cases, you may not aggregate your holdings of Investor Class shares in multiple MainStay Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) to qualify for this conversion feature. Certain holders of Investor Class shares are not subject to this automatic conversion feature. For more information, please see the SAI.
•	Please also note that if your account balance falls below $15,000, whether by shareholder action or change in market value, after conversion to Class A shares or you otherwise no longer qualify to hold Class A shares, your account may be converted automatically to Investor Class shares. Please see "Class A Share Considerations" for more details.
•	Investor Class shares generally have higher expenses than Class A shares. By maintaining your account balance in a MainStay Fund at or above $15,000, you will continue to be eligible to hold Class A shares of the MainStay Fund. If the value of your account is below this amount, you may consider increasing your account balance to meet this minimum to qualify for Class A shares. In addition, if you have accounts with multiple MainStay Funds whose values aggregate to at least $15,000, you may consider consolidating your accounts into a MainStay Asset Allocation Fund account to qualify for Class A shares, if such action is consistent with your investment program.
•	Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate the share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert with the shares that are converting.
•	When you invest in Investor Class shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge varies based on the size of your investment (see "Information on Sales Charges"). We also describe below how you may reduce or eliminate the initial sales charge (see "Sales Charge Reductions and Waivers").
•	Since some of your investment goes to pay an upfront sales charge when you purchase Investor Class shares, you will purchase fewer shares than you would with the same investment in certain other share classes. However, the net income attributable to Class C shares and the dividends payable on Class C shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with each such class. Likewise, the NAV of the Class C shares generally will be reduced by such class specific expenses (to the extent a MainStay Fund has undistributed net income) and investment performance of Class C shares will be lower than that of Investor Class shares. As a result, you are usually better off purchasing Investor Class shares rather than Class C shares and paying an up-front sales charge if you:

—	plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class C shares may eventually exceed the cost of the up-front sales charge; or
—	qualify for a reduced or waived sales charge.

Class A Share Considerations

•	Generally, Class A shares have a minimum initial investment amount of $15,000 per MainStay Fund. Class A share balances are examined Fund-by-Fund on a semi-annual basis. If at that time the value of your Class A shares in any one MainStay Fund is less than $15,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via MainStay's systematic withdrawal plan or systematic exchange program), whether by shareholder action or change in market value, or if you are otherwise no longer eligible to hold Class A shares, your Class A shares of that MainStay Fund will be converted automatically into Investor Class shares. Please note that you may not aggregate holdings of Class A shares in multiple MainStay Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) in order to avoid this conversion feature. Certain holders of Class A shares are not subject to this automatic conversion feature. For more information, please see the SAI.
•	Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate the share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert with the shares that are converting.
•	When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see "Information on Sales Charges"). We also describe below how you may reduce or eliminate the initial sales charge (see "Sales Charge Reductions and Waivers").
•	Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you will purchase fewer shares than you would with the same investment in other share classes. However, the net income attributable to Class C shares and the dividends payable on Class C shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with each such class. Likewise, the NAV of the Class C shares generally will be reduced by such class specific expenses (to the extent a MainStay Fund has undistributed net income) and investment performance of Class C shares will be lower than that of Class A shares. As a result, you are usually better off purchasing Class A shares rather than Class C shares and paying an up-front sales charge if you:

—	plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class C shares may eventually exceed the cost of the up-front sales charge; or
—	qualify for a reduced or waived sales charge.

Class B Share Considerations

•	Effective February 28, 2017, Class B shares of the MainStay Funds were closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other MainStay Funds as permitted by the applicable exchange privileges. Class B shareholders will continue to be subject to any applicable contingent deferred sales charge at the time of redemption. All other features of Class B shares, including but not limited to the fees and expenses applicable to Class B shares, will remain unchanged. Unless redeemed, Class B Shares shareholders will remain in Class B shares of their respective Fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.
•	When Class B shares were offered, no initial sales charge was incurred upon investment in Class B shares. However, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment. Over time these fees may cost you more than paying an initial sales charge on Investor Class or Class A shares. Consequently, it is important that you consider your investment goals and the length of time you intend to hold your shares when comparing your share class options.
•	You should consult with your financial adviser to assess your Class B share investments in light of your particular circumstances.
•	In most circumstances, you will pay a CDSC if you sell Class B shares within six years (four years with respect to MainStay Floating Rate Fund) of buying them (see "Information on Sales Charges"). Exchanging Class B shares into the MainStay Money Market Fund may impact your holding period. Please see “Exchanging Shares Among MainStay Funds” for more information. There are exceptions, which are described in the SAI.
•	Selling Class B shares during the period in which the CDSC applies can significantly diminish the overall return on an investment.
•	If you intend to hold your shares less than six years (four years with respect to MainStay Floating Rate Fund), Class C shares will generally be more economical than Class B shares of most MainStay Funds.
•	When you sell Class B shares of a MainStay Fund, to minimize your sales charges, the MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•	Class B shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years (four years with respect to MainStay Floating Rate Fund) after the date they were purchased. This reduces distribution and/or service (12b-1) fees from 1.00% to 0.25% of average daily net assets (or from 0.50% to 0.25% with respect to MainStay MacKay Tax Free Bond Fund). Conversion features do not apply to Class B shares of the MainStay Money Market Fund that were exchanged from another MainStay Fund before their CDSC periods expired. Exchanging Class B shares into the MainStay Money Market Fund may impact your eligibility to convert at the end of the calendar quarter, eight years (four years with respect to MainStay Floating Rate Fund) after the date they were purchased. Please see “Exchanging Shares Among MainStay Funds” for more information.
•	Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert proportionately with the shares that are converting.

Class C Share Considerations

•	You pay no initial sales charge on an investment in Class C shares. However, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment.
•	In most circumstances, you will pay a 1.00% CDSC if you redeem shares held for one year or less (18 months with respect to MainStay MacKay Short Duration High Yield Fund). Exchanging Class C shares may impact your holding period. Please see “Exchanging Shares Among MainStay Funds” for more information.
•	When you sell Class C shares of a MainStay Fund, to minimize your sales charges, the MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.
•	Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. This reduces distribution and/or service (12b-1) fees from 1.00% to 0.25% of average daily net assets (or from 0.50% to 0.25% with respect to MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund). Conversion features do not apply to Class C shares of the MainStay Money Market Fund that were exchanged from another MainStay Fund before their CDSC periods expired. Exchanging Class C shares into the MainStay Money Market Fund and/or holding Class C shares through a financial intermediary in an omnibus account may impact your eligibility to convert at the end of the calendar quarter, ten years after the date they were purchased. Please see “Conversions Between Share Classes” for more information.
•	Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature.
•	The MainStay Funds will generally not accept a purchase order for Class C shares in the amount of $1,000,000 or more ($250,000 or more with respect to MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund and MainStay MacKay Tax Free Bond Fund, or $500,000 or more with respect to MainStay Floating Rate Fund and MainStay MacKay Short Duration High Yield Fund).

Class I Share Considerations

•	You pay no initial sales charge or CDSC on an investment in Class I shares.
•	You do not pay any ongoing distribution and/or service (12b-1) fees.
•	You may buy Class I shares if you are an:

—	Institutional Investor

▪	Certain employer-sponsored, association or other group retirement plans or employee benefit trusts with a service arrangement through the Distributor or its affiliates;
▪	Certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf;
▪	Clients transacting through financial intermediaries that purchase Class I shares through: (i) fee-based accounts that charge such clients an ongoing fee for advisory, investment, consulting or similar services; or (ii) a no-load network or platform that has entered into an agreement with the Distributor or its affiliates to offer Class I shares through a no-load network or platform.

—	Individual Investor who is initially investing at least $1 million in any single MainStay Fund: (i) directly with the MainStay Fund; or (ii) through certain private banks and trust companies that have an agreement with the Distributor or its affiliates;
—	Existing Class I Shareholder; or
—	Existing or retired MainStay Funds Trustee, current Portfolio Manager of a MainStay Fund or an employee of a Subadvisor.

•	The MainStay asset allocation funds and MainStay Target Date Funds may invest in Class I shares, if Class R6 shares for a Fund are unavailable.

Class R1, Class R2, Class R3 and Class R6 Share Considerations

•	You pay no initial sales charge or CDSC on an investment in Class R1, Class R2, Class R3 or Class R6 shares.
•	You pay ongoing shareholder service fees for Class R1, Class R2 and Class R3 shares. You also pay ongoing distribution and/or service (12b-1) fees for Class R2 and Class R3 shares.
•	You do not pay ongoing shareholder service fees or ongoing distribution and/or service fees (12b-1) fees for Class R6 shares.
•	Class R1, Class R2 and Class R3 shares are available in certain individual retirement accounts and in certain retirement plans that have a service arrangement with the Distributor, including:

—	Section 401(a) and 457 plans;
—	Certain Section 403(b)(7) plans;
—	Section 401(k), profit sharing, money purchase pension, Keogh and defined benefit plans; and
—	Non-qualified deferred compensation plans.

•	Generally, Class R6 shares are only available to certain employer-sponsored retirement plans held with a Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund) that have a service arrangement with the Distributor or its affiliate, such as Section 401(k), profit sharing, money purchase pension and defined benefit plans. However, the Fund reserves the right in its sole discretion to waive this eligibility requirement.
•	The MainStay asset allocation funds and MainStay Target Date Funds may invest in Class R6 shares, if available.

INVESTMENT MINIMUMS AND ELIGIBILITY REQUIREMENTS

The following minimums apply if you are investing in a MainStay Fund. A minimum initial investment amount may be waived for purchases by the Trustees and directors and employees of New York Life and its affiliates and subsidiaries. The MainStay Funds may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at their discretion. Please see the SAI for additional information.

Investor Class Shares

All MainStay Funds except MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing Funds, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Emerging Markets Equity Fund, MainStay MacKay Growth Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Short Duration High Yield Fund:

•	$1,000 minimum for initial and $50 minimum for subsequent purchases of any single MainStay Fund, or
•	if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases (except MainStay Money Market Fund, which requires an initial investment amount of $1,000).

MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing Funds, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Emerging Markets Equity Fund, MainStay MacKay Growth Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Short Duration High Yield Fund:

•	$2,500 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or
•	if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Class A Shares

•	$15,000 minimum initial investment with no minimum subsequent purchase amount requirement for any single MainStay Fund; or
•	There is no minimum initial investment and no minimum subsequent investment for Class A shares of the MainStay Money Market Fund if all of your other accounts contain Class A shares only.

Please note that if at any time you hold any class of shares other than Class A shares, your holdings in the MainStay Money Market Fund will immediately become subject to the applicable investment minimums, subsequent purchase minimums and subsequent conversion features for Class A shares.

Broker/dealers (and their affiliates) or certain service providers with customer accounts that trade primarily on an omnibus level or through the National Securities Clearing Corporation's Fund/SERV network (Levels 1-3 only); certain retirement plan accounts, including investment only plan accounts; directors and employees of New York Life and its affiliates; investors who obtained their Class A shares through certain reorganizations (including holders of Class P shares of any of the predecessor funds to the MainStay Epoch Funds as of November 16, 2009); and subsidiaries and employees of the Subadvisors are not subject to the minimum investment requirement for Class A shares. See the SAI for additional information.

Class C Shares

All MainStay Funds except MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing Funds, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Emerging Markets Equity Fund, MainStay MacKay Growth Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Short Duration High Yield Fund:

•	$1,000 minimum for initial and $50 minimum for subsequent purchases of any single MainStay Fund, or

•	if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases (except MainStay Money Market Fund, which requires an initial investment amount of $1,000).

MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing Funds, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Emerging Markets Equity Fund, MainStay MacKay Growth Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Short Duration High Yield Fund:

•	$2,500 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or
•	if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Class I Shares

•	Individual Investors—$1 million minimum for initial purchases of any single MainStay Fund and no minimum subsequent purchase amount in any MainStay Fund; and
•	Institutional Investors, the MainStay Funds' existing and retired Trustees, current Portfolio Managers of the MainStay Funds and employees of Subadvisors—no minimum initial or subsequent purchase amounts in any MainStay Fund.

Please note that Class I shares may not be available for initial or subsequent purchases through certain financial intermediary firms, investment platforms or in certain types of investment accounts. See the SAI for additional information.

Class R1, Class R2, Class R3 and Class R6 Shares

If you are eligible to invest in Class R1, Class R2, Class R3 or Class R6 shares of the MainStay Funds, there are no minimum initial or subsequent purchase amounts.

INFORMATION ON SALES CHARGES

The MainStay Funds make available (free of charge) information regarding sales charges at nylinvestments.com/funds/prices.

Investor Class Shares and Class A Shares

The initial sales charge you pay when you buy Investor Class shares or Class A shares differs depending upon the MainStay Fund you choose and the amount you invest, as indicated in the following tables. The sales charge may be reduced or eliminated for larger purchases, as described below, or as described under "Sales Charge Reductions and Waivers" or for shares purchased or accounts held through particular financial intermediaries as set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. Any applicable sales charge will be deducted directly from your investment. All or a portion of the sales charge may be retained by the Distributor or paid to your financial intermediary firm as a concession. Investor Class shares and Class A shares of MainStay Money Market Fund are not subject to a sales charge.

MainStay Balanced Fund, MainStay Candriam Emerging Markets Equity Fund, MainStay Conservative Allocation Fund, MainStay Cushing Energy Income Fund, MainStay Cushing MLP Premier Fund, MainStay Cushing Renaissance Advantage Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay Epoch U.S. Small Cap Fund, MainStay Growth Allocation Fund, MainStay Income Builder Fund, MainStay Large Cap Growth Fund, MainStay MacKay Common Stock Fund, MainStay MacKay Convertible Fund, MainStay MacKay Emerging Markets Equity Fund, MainStay MacKay Growth Fund, MainStay MacKay International Equity Fund, MainStay MacKay International Opportunities Fund, MainStay MacKay U.S. Equity Opportunities Fund, MainStay MAP Equity Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund, MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund, MainStay Retirement 2050 Fund and MainStay Retirement 2060 Fund

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $50,000	5.50%	5.82%	4.75%
$50,000 to $99,999	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.	No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge on or after August 1, 2017. A contingent deferred sales charge of 1.00% may be imposed on redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge between January 1, 2017 and July 31, 2017. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay Indexed Bond Fund and MainStay MacKay S&P 500 Index Fund

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	3.00%	3.09%	2.75%
$100,000 to $249,999	2.50%	2.56%	2.25%
$250,000 to $499,999	2.00%	2.04%	1.75%
$500,000 to $999,999	1.50%	1.52%	1.25%
$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.	No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge on or after August 1, 2017. A contingent deferred sales charge of 1.00% may be imposed on redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge between January 1, 2017 and July 31, 2017. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay MacKay Emerging Markets Debt Fund, MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Infrastructure Bond Fund, MainStay MacKay Total Return Bond Fund and MainStay MacKay Unconstrained Bond Fund

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.	No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge on or after August 1, 2017. A contingent deferred sales charge of 1.00% may be imposed on redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge between January 1, 2017 and July 31, 2017. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay Floating Rate Fund and MainStay MacKay Short Duration High Yield Fund

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	3.00%	3.09%	2.75%
$100,000 to $249,999	2.00%	2.04%	1.75%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.	No sales charge applies on investments of $500,000 or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge on or after August 1, 2017. A contingent deferred sales charge of 1.00% may be imposed on redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge between January 1, 2017 and July 31, 2017. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.	No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge on or after August 1, 2017. A contingent deferred sales charge of 1.00% may be imposed on redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge between January 1, 2017 and July 31, 2017. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay MacKay Short Term Municipal Fund

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $250,000	1.00%	1.01%	1.00%
$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.	No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 0.50% may be imposed, however, on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge on or after August 1, 2017. A contingent deferred sales charge of 1.00% may be imposed on redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge between January 1, 2017 and July 31, 2017. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Sales charges that are specific to customers of a specific intermediary are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts.

Class B Shares

Effective February 28, 2017, Class B shares were closed to all new purchases and additional investments by existing Class B shareholders. Class B shares were sold without an initial sales charge. However, if Class B shares are redeemed within six years (four years with respect to MainStay Floating Rate Fund) of their purchase, a CDSC will be deducted from the redemption proceeds, except under circumstances described below. Additionally, Class B shares have higher ongoing distribution and/or service (12b-1) fees and, over time, these fees may cost you more than paying an initial sales charge. The Class B share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class B shares. Class B shares of MainStay Money Market Fund are not subject to a sales charge. The amount of the CDSC will depend on the number of years you have held the shares that you are redeeming, according to the following schedule:

All MainStay Funds which offer Class B Shares (except MainStay Floating Rate Fund)

For shares sold in the:	Contingent deferred sales charge (CDSC) as a % of amount redeemed subject to charge
First year	5.00%
Second year	4.00%
Third year	3.00%
Fourth year	2.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	None

MainStay Floating Rate Fund

For shares sold in the:	Contingent deferred sales charge (CDSC) as a % of amount redeemed subject to charge
First year	3.00%
Second year	2.00%
Third year	2.00%
Fourth year	1.00%
Thereafter	None

Class C Shares

Class C shares are sold without an initial sales charge. However, if Class C shares are redeemed within one year of purchase (18 months with respect to MainStay MacKay Short Duration High Yield Fund), a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described below. Additionally, Class C shares have higher ongoing distribution and/or service (12b-1) fees and, over time, these fees may cost you more than paying an initial sales charge. The Class C share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C shares. Class C shares of MainStay Money Market Fund are not subject to a sales charge.

Computing Contingent Deferred Sales Charge on Class B and Class C Shares

A CDSC may be imposed on redemptions of Class B and Class C shares of a MainStay Fund, at the rates previously described, at the time of any redemption by a shareholder that reduces the current value of the shareholder's Class B or Class C share account to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class B shares during the preceding six years (four years with respect to MainStay Floating Rate Fund) or Class C shares during the preceding year (18 months with respect to MainStay MacKay Short Duration High Yield Fund). The CDSC is calculated based on the lesser of the offering price or the market value of the shares being sold. The MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

For example, no CDSC will be imposed to the extent that the NAV of the Class B or Class C shares redeemed does not exceed:

•	the current aggregate NAV of Class B or Class C shares of the MainStay Fund purchased more than six years (four years with respect to MainStay Floating Rate Fund) prior to the redemption for Class B shares or more than one year (18 months with respect to MainStay MacKay Short Duration High Yield Fund) prior to the redemption for Class C shares; plus
•	the current aggregate NAV of Class B or Class C shares of the MainStay Fund purchased through reinvestment of dividends or capital gain distributions; plus
•	increases in the NAV of the investor's Class B or Class C shares of the MainStay Fund above the total amount of payments for the purchase of Class B or Class C shares of the MainStay Fund made during the preceding six years (four years with respect to MainStay Floating Rate Fund) for Class B shares or one year (18 months with respect to MainStay MacKay Short Duration High Yield Fund) for Class C shares.

There are exceptions, which are described below.

Further information regarding sales charges is available in the SAI.

SALES CHARGE REDUCTIONS AND WAIVERS

The MainStay Funds make available (free of charge) information regarding sales charge reductions and waivers on our website at nylinvestments.com/funds/prices.

Reducing the Initial Sales Charge on Investor Class Shares and Class A Shares

You may be eligible to buy Investor Class and Class A shares of the MainStay Funds at one of the reduced sales charge rates shown in the tables above through a Right of Accumulation or a Letter of Intent, as briefly described below. You may also be eligible for a waiver of the initial sales charge as set forth below or in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. Each MainStay Fund reserves the right to modify or eliminate these programs at any time. However, please note the Right of Accumulation or Letter of Intent may only be used to reduce sales charges and may not be used to satisfy investment minimums or to avoid the automatic conversion feature of Investor Class or Class A shares.

•	Right of Accumulation

A Right of Accumulation allows you to reduce the initial sales charge as shown in the tables above by combining the amount of your current purchase with the current market value of investments made by you, your spouse, and your children under age 21 in Investor Class, Class A, Class B, or Class C shares of most MainStay Funds. You may not include investments of previously non-commissioned shares in the MainStay Money Market Fund, investments in Class I shares, or your interests in any MainStay Fund held through a 401(k) plan or other employee benefit plan. For example, if you currently own $45,000 worth of Class C shares of a MainStay Fund, your spouse owns $50,000 worth of Class B shares of another MainStay Fund, and you wish to invest $15,000 in a MainStay Fund, using your Right of Accumulation you can invest that $15,000 in Investor Class or Class A shares and pay the reduced sales charge rate normally applicable to a $110,000 investment. For more information please see the SAI.

•	Letter of Intent

Whereas the Right of Accumulation allows you to use prior investments to reach a reduced initial sales charge, a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you, your spouse or children under age 21 intend to make in the near future. A Letter of Intent is a written statement of your intention to purchase Investor Class, Class A or Class C shares of one or more MainStay Funds (excluding investments of non-commissioned shares in the MainStay Money Market Fund) over a 24-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to Investor Class or Class A shares of the MainStay Funds purchased during that period. You can also apply a Right of Accumulation to these purchases.

Your Letter of Intent goal must be at least $100,000. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not meet your intended purchase goal, the initial sales charge that you paid on your purchases will be recalculated to reflect the actual value of shares purchased. A certain portion of your shares will be held in escrow by the Transfer Agent for this purpose. For more information please see the SAI.

•	Your Responsibility

To receive the reduced sales charge, you must inform the Transfer Agent of your eligibility and holdings at the time of your purchase if you are buying shares directly from the MainStay Funds. If you are buying MainStay Fund shares through a financial intermediary firm, you must tell your financial adviser of your eligibility for a Right of Accumulation or a Letter of Intent at the time of your purchase.

To combine shares of eligible MainStay Funds held in accounts at other intermediaries under your Right of Accumulation or a Letter of Intent, you may be required to provide the Transfer Agent or your financial adviser a copy of each account statement showing your current holdings of each eligible MainStay Fund, including statements for accounts held by you, your spouse or your children under age 21, as described above. The Transfer Agent or intermediary through which you are buying shares will combine the value of all your eligible MainStay Fund holdings based on the current NAV per share to determine what Investor Class or Class A sales charge rate you may qualify for on your current purchase. If you do not inform the Transfer Agent or your financial adviser of all of your MainStay Fund holdings or planned MainStay Fund purchases that make you eligible for a sales charge reduction or do not provide requested documentation, you may not receive the discount to which you are otherwise entitled.

"Spouse," with respect to a Right of Accumulation and Letter of Intent, is defined as the person to whom you are legally married. We also consider your spouse to include one of the following: (i) an individual of the same gender with whom you have been joined in a civil union or legal contract similar to marriage; (ii) a domestic partner, who is an individual (including one of the same gender) to whom you are not related by blood and with whom you have shared a primary residence for at least six months in a relationship as a couple where you, your domestic partner or both of you provide for the personal or financial welfare of the other without a fee; or (iii) an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Purchases at Net Asset Value

A Fund's Class A shares may be purchased at NAV, without payment of any sales charge, by its current and former Trustees; New York Life and its subsidiaries and their employees, officers, directors, or agents or former employees (and immediate family members); individuals and other types of accounts purchasing through "wrap fee" or other programs sponsored by a financial intermediary firm; employees (and immediate family members) of the Subadvisors; any employee or registered representative of a financial intermediary firm (and immediate family members) and any employee of DST Asset Manager Solutions, Inc. that is assigned to the Fund. Class A shares or Investor Class shares may be purchased without an initial sales load by qualified tuition programs operating under Section 529 of the Internal Revenue Code.

There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

Class A shares of the MainStay Funds also may be purchased at NAV, without payment of any sales charge, by shareholders:

(i)	who owned Service Class shares of a series of Eclipse Trust (the predecessor trust for certain Funds) or certain series of MainStay Funds Trust, as of December 31, 2003, and who are invested directly with and have maintained their account with the Fund; and
(ii)	who owned Class P shares of certain Epoch Funds as of the closing date of their reorganization and who are invested directly with and have maintained their account with the Funds.

Purchases Through Financial Intermediaries

The MainStay Funds have authorized financial intermediary firms (such as a broker/dealers, financial advisers or financial institutions), and other intermediaries that the firms may designate, to accept orders. When an authorized firm or its designee has received your order, together with the purchase price of the shares, it is considered received by the MainStay Funds and will be priced at the next computed NAV. Financial intermediary firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts, share class eligibility and exchange privileges.

Please read your financial intermediary firm’s program materials for any special provisions or additional service features that may apply to investing in the MainStay Funds through the firm.

The availability of initial sales charge waivers (and discounts) may depend on the particular financial intermediary or type of account through which you purchase MainStay Fund shares. The MainStay Funds’ initial sales charge waivers disclosed in this Information Statement/Prospectus and the SAI are available through financial intermediaries. The initial sales charge waivers available only to customers of certain other financial intermediaries are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to this Information Statement/Prospectus. For these customers, the sales charge waivers offered by the MainStay Funds may not be available for transactions through the intermediary. Please contact your financial intermediary regarding the availability of applicable sales charge waivers and information regarding the intermediary’s related policies and procedures.

Contingent Deferred Sales Charge on Certain Investor Class and Class A Share Redemptions

For purchases of Class A and Investor Class shares of each MainStay Fund (except MainStay MacKay Short Term Municipal Fund) made on or after August 1, 2017, a CDSC of 1.00% may be imposed on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A and Investor Class shares of MainStay MacKay Short Term Municipal Fund made on or after August 1, 2017, a CDSC of 0.50% may be imposed on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge.

For purchases of Class A and Investor Class shares made between January 1, 2017 and July 31, 2017, a CDSC of 1.00% may be imposed, however, on redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge.

The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Waivers of Contingent Deferred Sales Charges

A CDSC may not be imposed on redemptions of Class A and Investor Class shares purchased at NAV through financial intermediaries or by persons that are affiliated with New York Life or its affiliates. Any applicable CDSC on Class A and Investor Class shares may be waived for redemptions made through a financial intermediary firm that has waived its finder’s fee or other similar compensation.

In addition, the CDSC on subject Class A, Investor Class, Class B and Class C shares may be waived for: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, Qualified Domestic Relations Orders ("QDROs") and required excess contribution returns pursuant to applicable IRS rules; and Required Minimum Distributions (based on MainStay holdings only) at age 70½ for IRA and 403(b)(7) TSA participants; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established; (iii) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates, transfers to products offered within a retirement plan which uses NYLIM Service Company or an affiliate as the recordkeeper; as well as participant transfers or rollovers from a retirement plan to a MainStay IRA; (iv) required distributions by charitable trusts under Section 664 of the Internal Revenue Code for accounts held directly with a MainStay Fund; (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year (18 months with respect to Class A, Investor Class and Class C shares of the MainStay MacKay Short Duration High Yield Fund) following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan for accounts held directly with the Fund used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate; (vii) continuing, periodic systematic withdrawals within one year of the date of the initial purchase, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder's Class A, Investor Class, Class B and Class C shares in a Fund; (viii) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates; (ix) redemptions effected by registered investment companies by virtue of transactions with a Fund; and (x) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates.

The availability of contingent deferred sales charge waivers may depend on the particular financial intermediary or type of account through which you purchase or hold MainStay Fund shares. The MainStay Funds’ contingent deferred sales charge waivers disclosed in this Information Statement/Prospectus and the SAI are available through financial intermediaries. The contingent deferred sales charge waivers available through certain other financial intermediaries are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to this Information Statement/Prospectus. Please contact your financial intermediary regarding applicable sales charge waivers and information regarding the intermediary’s related policies and procedures.

For information about these considerations, call your financial adviser or the Transfer Agent toll free at 800-624-6782; see our website at nylinvestments.com/funds/prices; and read the information under "Purchase, Redemption, Exchanges and Repurchase—Contingent Deferred Sales Charge, Investor Class and Class A" in the SAI.

INFORMATION ON FEES

Rule 12b-1 Plans

Each MainStay Fund (except the MainStay Money Market Fund) has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for certain classes of shares pursuant to which distribution and/or service (12b-1) fees are paid to the Distributor. Rule 12b-1 fees are calculated and accrued daily and paid monthly. The Investor Class, Class A and Class R2 12b-1 plans typically provide for payment for distribution and/or service activities of up to 0.25% of the average daily net assets of Investor Class, Class A or Class R2 shares, respectively. The Class B and Class C 12b-1 plans each provide for payment of 0.75% for distribution and/or 0.25% for service activities for a total 12b-1 fee of up to 1.00% of the average daily net assets of Class B and Class C shares, respectively (0.50% for MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund). The Class R3 12b-1 plan typically provides for payment of 0.25% for distribution and/or 0.25% for service activities for a total 12b-1 fee of up to 0.50% of the average daily net assets of Class R3 shares. The distribution activities paid for by this distribution fee are those activities that are primarily intended to result in the sale of MainStay Fund shares. The service activities paid for by this service fee are personal shareholder services and maintenance of shareholder accounts. The portion of the 12b-1 fee dedicated to service activities is in addition to the 0.10% of annual net assets paid from the Shareholder Services Plan, with regard to certain classes, as discussed in the section entitled "Shareholder Services Plans." The Distributor may pay all or a portion of the 12b-1 fee to your investment professional. Because 12b-1 fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than some types of sales charges.

Shareholder Services Plans

Each MainStay Fund that offers Class R1, Class R2 or Class R3 shares has adopted a Shareholder Services Plan with respect to those classes. Under the terms of the Shareholder Services Plans, each MainStay Fund's Class R1, Class R2 or Class R3 shares are authorized to pay to New York Life Investments, its affiliates or independent third-party service providers, as compensation for services rendered to the shareholders of the Class R1, Class R2 or Class R3 shares, a shareholder service fee at the rate of 0.10% on an annualized basis of the average daily net assets of Class R1, Class R2 or Class R3 shares of such MainStay Fund.

Pursuant to the Shareholder Services Plans, each MainStay Fund's Class R1, Class R2 or Class R3 shares may pay for shareholder services or account maintenance services, including assistance in establishing and maintaining shareholder accounts, processing purchase and redemption orders, communicating periodically with shareholders and assisting shareholders who have questions or other needs relating to their account. Because service fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than certain types of sales charges. With respect to the Class R2 and R3 shares, these services are in addition to those services that may be provided under the Class R2 or Class R3 12b-1 plan.

Small Account Fee

Several of the MainStay Funds have a relatively large number of shareholders with small account balances. Small accounts increase the transfer agency expenses borne by the Funds. In an effort to reduce total transfer agency expenses, the MainStay Funds have implemented a small account fee. Each shareholder with an account balance of less than $1,000 will be charged an annual per account fee of $20 (assessed semi-annually, as discussed below). The fee may be deducted directly from your account balance. This small account fee will not apply to certain types of accounts including:

•	Class A share, Class I share, Class R1 share, Class R2 share, Class R3 share and Class R6 share accounts, retirement plan services bundled accounts and investment-only retirement accounts;

•	accounts with active AutoInvest plans where the MainStay Funds deduct funds directly from the client's checking or savings account;

•	New York Life Investments SIMPLE IRA Plan Accounts and SEP IRA Accounts that have been funded/established for less than 1 year;

•	certain 403(b)(7) accounts;

•	accounts serviced by unaffiliated financial intermediary firms or third-party administrators (other than New York Life Investments SIMPLE IRA Plan Accounts); and

•	certain Investor Class accounts where the small account balance is due solely to the conversion from Class B shares or Class C shares.

This small account fee will be deducted in $10 increments on or about March 1st and September 1st of each year. For accounts with balances of less than $10, the remaining balance will be deducted and the account will be closed. The MainStay Funds may, from time to time, consider and implement additional measures to increase the average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact the MainStay Funds by calling toll-free 800-624-6782 for more information.

COMPENSATION TO FINANCIAL INTERMEDIARY FIRMS

Financial intermediary firms and their associated financial advisers are paid in different ways for the services they provide to the MainStay Funds and shareholders. Such compensation may vary depending upon the financial intermediary firm, the MainStay Fund sold, the amount invested, the share class sold, the amount of time that shares are held and/or the services provided by the particular financial intermediary firm.

The Distributor may pay sales concessions to financial intermediary firms, as described in the tables under “Information on Sales Charges” above, on the purchase price of Investor Class or Class A shares sold subject to a sales charge. The Distributor retains the difference, if any, between the sales charge that you pay and the portion that it pays to financial intermediary firms as a sales concession. The Distributor and/or an affiliate, from its/their own resources, also may pay a finder’s fee or other compensation up to 1.00% of the purchase price of Investor Class or Class A shares, sold at NAV, to financial intermediary firms at the time of sale. The Distributor may pay a sales concession of up to 1.00% on purchases of Class C shares to financial intermediary firms at the time of sale.

For share classes that have adopted a 12b-1 plan, the Distributor may also pay, pursuant to the 12b-1 plan, distribution-related and other service fees to qualified financial intermediary firms for providing certain services.

In addition to the payments described above, the Distributor and/or an affiliate may pay from its/their own resources additional fees to certain financial intermediary firms, including an affiliated broker/dealer, in connection with the sale of any class of MainStay Fund shares (other than Class R6) and/or shareholder or account servicing arrangements. The amount paid to financial intermediary firms pursuant to these sales and/or servicing fee arrangements varies and may involve payments of up to 0.25% on new sales and/or up to 0.35% annually on assets held or fixed dollar amounts according to the terms of the agreement between the Distributor and/or its affiliate and the financial intermediary. The Distributor or an affiliate may make these payments based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, the level of assets attributable to and/or sales by the financial intermediary and the quality of the overall relationship with the financial intermediary. Such payments may qualify a MainStay Fund for preferred status with the financial intermediary receiving the payments or provide the representatives of the Distributor with access to representatives of the financial intermediary’s sales force, in some cases on a preferential basis over the mutual funds and/or representatives of the Funds’ competitors.

The Distributor, from its own resources or from those of an affiliate, also may reimburse financial intermediary firms in connection with their marketing activities supporting the MainStay Funds. To the extent permitted under applicable SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisers and may make other payments or allow other promotional incentives or payments to financial intermediaries.

Wholesaler representatives of the Distributor communicate with financial intermediary firms on a regular basis to educate their financial advisers about the MainStay Funds and to encourage the advisers to recommend the purchase of MainStay Fund shares to their clients. The Distributor, from its own resources or from those of an affiliate, may absorb the costs and expenses associated with the marketing efforts of these firms and financial advisers, which may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law. The Distributor, from its own resources or from those of an affiliate, provides compensation to its wholesaler representatives for their sales efforts in promoting sales of the MainStay Funds, which may vary based on the MainStay Funds being promoted and/or which financial intermediary firms and/or financial advisers are involved in selling MainStay Fund shares or are listed on MainStay Fund accounts.

To the extent that financial intermediaries receiving payments from the Distributor or an affiliate sell more shares of the MainStay Funds or retain more shares of the MainStay Funds for their clients’ accounts, New York Life Investments and its affiliates benefit from the incremental management and other fees they receive with respect to those assets.

In addition to the payments described above, NYLIM Service Company or an affiliate may make payments to financial intermediary firms that provide sub-transfer agency and other administrative services in addition to supporting distribution of the MainStay Funds. NYLIM Service Company uses a portion of the transfer agent fees it receives from the MainStay Funds to make these sub-transfer agency and other administrative payments. To the extent that the fee amounts payable by NYLIM Service Company or an affiliate for such sub-transfer agency and other administrative services exceed the corresponding transfer agent fees that the MainStay Funds pay to NYLIM Service Company, then NYLIM Service Company or an affiliate will pay the difference from its own resources. In connection with these arrangements, NYLIM Service Company may retain a portion of the fees for the sub-transfer agency oversight, support and administrative services it provides.

For Class R6 shares, no compensation, administrative payments, sub-transfer agency payments or service payments are paid to financial intermediary firms from MainStay Fund assets or the Distributor’s or an affiliate’s resources. Class R6 shares do not provide for the payment of sales commissions, Rule 12b-1 fees, or other compensation to financial intermediaries for their efforts in assisting in the sale of, or in selling the MainStay Fund’s shares.

Although financial firms that sell MainStay Fund shares may execute brokerage transactions for a MainStay Fund’s portfolio, the MainStay Funds, New York Life Investments and the Subadvisors do not consider the sale of MainStay Fund shares as a factor when choosing financial firms to effect portfolio transactions for the MainStay Funds.

The types and amounts of payments described above can be significant to the financial intermediary. Payments made from the Distributor’s or an affiliate’s resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisers may have financial incentives for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of MainStay Fund shares. Payments made from the Distributor’s or an affiliate’s own resources are not reflected in tables in the “Fees and Expenses of the Fund” section of the Prospectus because the payments are not made by the MainStay Funds.

For more information regarding the types of compensation described above, see the SAI or consult with your financial intermediary firm or financial adviser. You should also review carefully any disclosure by your financial intermediary firm as to compensation received by that firm and/or your financial adviser.

BUYING, SELLING, CONVERTING AND EXCHANGING MAINSTAY FUND SHARES

HOW TO OPEN YOUR ACCOUNT

Investor Class, Class A or Class C Shares

Return your completed MainStay Funds application in good order with a check payable to the MainStay Funds for the amount of your investment to your financial adviser or directly to MainStay Funds, P.O. Box 219003, Kansas City, Missouri 64121-9000. Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application. Please note that if you select Class A shares on your application and you are not eligible to invest in Class A shares, we will treat your application as being in good order but will invest you in Investor Class shares of the same MainStay Fund. Similarly, if you select Investor Class shares and you are eligible to invest in Class A shares we will treat your application as being in good order, but will invest you in Class A shares of the same MainStay Fund.

Good order means all the necessary information, signatures and documentation have been fully completed. With respect to a redemption request, good order generally means that a letter must be signed by the record owner(s) exactly as the shares are registered, and a Medallion Signature Guarantee may be required. See “Medallion Signature Guarantees” below. In cases where a redemption is requested by a corporation, partnership, trust, fiduciary or any other person other than the record owner, written evidence of authority acceptable to NYLIM Service Company must be submitted before the redemption request will be processed.

Class I, Class R1, Class R2, Class R3 and Class R6 Shares

If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan, Keogh or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I, Class R1, Class R2, Class R3 or Class R6 shares of the MainStay Funds.

If you are investing through a financial intermediary firm, the firm will assist you with opening an account.

Special Note for MainStay Target Date Funds

The MainStay Target Date Funds are generally sold to retirement plans and individual retirement accounts only through certain financial intermediaries.

All Classes

You buy shares at NAV (plus, for Investor Class and Class A shares, any applicable front-end sales charge). NAV is generally calculated by each MainStay Fund as of the Fund’s close (usually 4:00 pm Eastern time) on the Exchange every day the Exchange is open. The MainStay Funds do not usually calculate their NAVs on days when the Exchange is scheduled to be closed. When you buy shares, you must pay the NAV next calculated after we receive your purchase request in good order. Alternatively, the MainStay Funds have arrangements with certain financial intermediary firms whereby purchase requests through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at a MainStay Fund's NAV next computed after receipt in good order of the purchase request by these entities. Such financial intermediary firms are responsible for timely and accurately transmitting the purchase request to the MainStay Funds.

If the Exchange is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the Exchange has an unscheduled early closing on a day it has opened for business, a MainStay Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as New York Life Investments believes there generally remains an adequate market to obtain reliable and accurate market quotations. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, a MainStay Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until, and calculate a Fund’s NAV as of, such earlier closing time.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account. Please note that your bank may charge a fee for wire transfers.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the MainStay Funds, or your financial adviser on their behalf, must obtain the following information for each person who opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number or taxpayer identification number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Certain information regarding beneficial ownership will be verified, including information about the identity of beneficial owners of such entities.

Federal law prohibits the MainStay Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the MainStay Funds may restrict your ability to purchase additional shares until your identity is verified, and, for legal entities, the identity of beneficial owners. The MainStay Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, and the MainStay Funds, New York Life Investments and its affiliates and the Board will not be responsible for any loss in your account or tax liability resulting therefrom.

CONVERSIONS BETWEEN SHARE CLASSES

In addition to any automatic conversion features described above in this Shareholder Guide with respect to Investor Class, Class A, Class B and Class C shares, you generally may also elect on a voluntary basis to convert, for example:

•	Investor Class shares into Class A shares, or Investor Class shares that are no longer subject to a CDSC into Class I shares, of the same MainStay Fund, subject to satisfying the eligibility requirements of Class A or Class I shares.

•	Class A shares that are no longer subject to a CDSC into Class I shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class I shares.

•	Class C shares that are no longer subject to a CDSC into Class A or Class I shares of the same MainStay Fund to facilitate participation in a fee-based advisory program, subject to satisfying the eligibility requirements of Class A or Class I shares.

Also, you generally may elect on a voluntary basis to convert your Investor Class, Class A or Class C shares that are no longer subject to a CDSC, or Class I, Class R1, Class R2 or Class R3 shares, into Class R6 shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class R6 shares.

These limitations do not impact any automatic conversion features described elsewhere in this Shareholder Guide with respect to Investor Class, Class A, Class B and Class C shares. An investor may directly or through his or her financial intermediary contact the MainStay Funds to request a voluntary conversion between share classes of the same MainStay Fund as described above. You may be required to provide sufficient information to establish eligibility to convert to the new share class. Class B shares are ineligible for a voluntary conversion. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If you fail to remain eligible for the new share class, you may be converted automatically back to your original share class. Although the MainStay Funds expect that a conversion (or intra-MainStay Fund exchange) between share classes of the same MainStay Fund should not result in the recognition of a gain or loss for tax purposes, you should consult with your own tax adviser with respect to the tax treatment of your investment in a MainStay Fund. The MainStay Funds may change, suspend or terminate this conversion feature at any time.

Class C shares held through a financial intermediary in an omnibus account will be converted into Class A shares or Investor Class shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, for example, when shares are invested through retirement plans or omnibus accounts, a financial intermediary may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares or Investor Class shares. Thus, the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods. In these circumstances, a Fund may not be able to automatically convert Class C shares into Class A shares or Investor Class shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or its financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares or Investor Class shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. For clients of financial intermediaries, it is the financial intermediary’s responsibility (and not the Funds’) to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

Following a share class conversion (or other similar shareholder transaction event, such as an intra-MainStay Fund exchange), the ongoing fees and expenses of the new share class will differ from and may be higher or lower than those of the share class that you previously held. You should carefully review information in this Information Statement/Prospectus relating to the new share class, including the fees, expenses and features of the new share class, or contact your financial intermediary for more information.

You should also consult your financial intermediary to learn more about the details of these types of shareholder transaction events for Fund shares held through the intermediary.

Opening Your Account – Individual Shareholders

	How	Details
By wire:

You or your financial adviser should call us toll-free at 800-624-6782 to obtain an account number and wiring instructions. Wire the purchase amount to:

State Street Bank and Trust Company

•      ABA #011-0000-28

•      MainStay Funds (DDA #99029415)

•      Attn: Custody and Shareholder Services

Please take note of the applicable minimum initial investment amounts for your MainStay Fund and share class.

The wire must include:

•       name(s) of investor(s);

•       your account number; and

•       MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer. An application must be received by NYLIM Service Company within three business days.

By mail:

Return your completed MainStay Funds Application with a check for the amount of your investment to:

MainStay Funds

P.O. Box 219003

Kansas City, MO 64121-9000

Send overnight orders to:

MainStay Funds

430 West 7th Street, Suite 219003

Kansas City, MO 64105-1407

Make your check payable to MainStay Funds. Please take note of the applicable minimum initial investment amounts for your MainStay Fund and share class.

Be sure to write on your check:

•       name(s) of investor(s); and

•       MainStay Fund name and share class.

Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application. Please take note of the applicable minimum investment amounts for your Fund and share class.

•      The maximum ACH purchase amount is $100,000.

•      If the bank information section of your application is not completed in its entirety, we will be unable to process your initial deposit.

Buying additional shares of the MainStay Funds – Individual Shareholders

	How	Details
By wire:	Wire the purchase amount to: State Street Bank and Trust Company • ABA #011-0000-28 • MainStay Funds (DDA #99029415) • Attn: Custody and Shareholder Services

Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

The wire must include:

•    name(s) of investor(s);

•    your account number; and

•    MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer.

By phone:	Call, or have your financial adviser call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open to make an ACH purchase.

Eligible investors can purchase shares by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

•    The maximum ACH purchase amount is $100,000.

•    We must have your bank information on file.

By mail:	Address your order to: MainStay Funds P.O. Box 219003 Kansas City, MO 64121-9000 Send overnight orders to: MainStay Funds 430 West 7th Street, Suite 219003 Kansas City, MO 64105-1407

Make your check payable to MainStay Funds. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

Be sure to write on your check:

•    name(s) of investor(s);

•    your account number; and

•    MainStay Fund name and share class.

By internet:	Visit us at nylinvestments.com/funds

Eligible investors can purchase shares via ACH by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

•    The maximum ACH purchase amount is $100,000.

•    We must have your bank information on file.

Selling Shares – Individual Shareholders

	How	Details
By contacting your financial adviser:		• You may sell (redeem) your shares through your financial adviser or by any of the methods described below.
By phone:	To receive proceeds by check: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available.

•     Generally, after receiving your sell order by phone, we will send a check to the account owner at the owner's address of record the next business day, although it may take up to seven days to do so. Generally, we will not send checks to addresses on record for 30 days or less.

•     The maximum order we can process by phone is $100,000.

To receive proceeds by wire: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.

•      Generally, after receiving your sell order by phone, we will send the proceeds by bank wire to your bank account on file the next business day, although it may take up to seven days to do so. Your bank may charge you a fee to receive the wire transfer.

•     We must have your bank account information on file.

•     There is an $11 fee for wire redemptions, except no fee applies to redemptions of Class I shares.

•     Generally, the minimum wire transfer amount is $1,000.

To receive proceeds electronically by ACH: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.

•     Generally, after receiving your sell order by phone, we will send the proceeds by ACH transfer to your designated bank account on file the next business day, although it may take up to seven days to do so.

•     We must have your bank account information on file.

•     After we initiate the ACH transfer, proceeds may take 2-3 business days to reach your bank account.

•     The MainStay Funds do not charge fees for ACH transfers.

•     The maximum ACH transfer amount is $100,000.

By mail:	Address your order to: MainStay Funds P.O. Box 219003 Kansas City, MO 64121-9000 Send overnight orders to: MainStay Funds 430 West 7th Street, Suite 219003 Kansas City, MO 64105-1407

Write a letter of instruction that includes:

•     your name(s) and signature(s);

•     your account number;

•     MainStay Fund name and share class; and

•     dollar amount or share amount you want to sell.

A Medallion Signature Guarantee may be required.

There is a $15 fee for Class A shares ($25 fee for Investor Class, Class B and Class C shares) for checks mailed to you via overnight service.

By internet:	Visit us at nylinvestments.com/funds

GENERAL POLICIES

The following are our general policies regarding the purchase and sale of MainStay Fund shares. The MainStay Funds reserve the right to change these policies at any time. Certain retirement plans and/or financial intermediaries may adopt different policies. Consult your plan or account documents for the policies applicable to you or contact your financial intermediary for more information.

Buying Shares

•	All investments must be in U.S. dollars with funds drawn on a U.S. bank. We generally will not accept payment in the following forms: travelers checks, personal money orders, credit card convenience checks, cash or starter checks.

•	Generally, we do not accept third-party checks, and we reserve the right to limit the number of checks processed at one time.

•	The MainStay Funds may not allow investments in accounts that do not have a correct address for the investor.

•	If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees a MainStay Fund incurs as a result. Your account will also be charged a $20 fee for each returned check or canceled ACH purchase. In addition, a MainStay Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

•	If you wish to defer or stop an ACH purchase, please contact the MainStay Funds at least 3 days prior to the scheduled purchase.

•	A MainStay Fund may, in its discretion, reject, restrict or cancel, in whole or in part, without prior notice, any order for the purchase of shares.

•	The MainStay Funds do not issue share certificates at this time.

•	To buy shares by wire the same day, we generally must receive your wired money by 4:00 pm Eastern time. Your bank may charge a fee for the wire transfer.

•	To buy shares electronically via ACH, generally call before 4:00 pm Eastern time to buy shares at the current day's NAV.

Selling Shares

•	Your shares will be sold at the next NAV calculated after we receive your request in good order. Generally, we will make the payment, less any applicable CDSC, on the next business day for all forms of payment after receiving your request in good order. However, it may take up to seven days to do so.

•	If you redeem shares that were purchased by check or ACH shortly before such redemption, MainStay Funds will process your redemption but may delay sending the proceeds for more than 7 days (normally 10 days) to reasonably ensure that the check or ACH payment has cleared.

•	When you sell Class B or Class C shares, or Investor Class or Class A shares when applicable, MainStay Funds will recover any applicable sales charges either by selling additional shares, if available, or by reducing your proceeds by the amount of those charges.

•	We may suspend the right to redeem shares of any MainStay Fund and may postpone payment for any period beyond seven days:

—	during which the Exchange is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted;

—	when the SEC determines that a state of emergency exists that may make payment or transfer not reasonably practicable;

—	as the SEC may by order permit for the protection of the security holders of MainStay Funds; or

—	at any other time as the SEC, laws or regulations may allow.

•	In addition, in the case of the MainStay Money Market Fund, the Board may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Board also may suspend redemptions and irrevocably approve the liquidation of the MainStay Money Market Fund as permitted by applicable law.

•	Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the MainStay Funds take reasonable measures to verify the order.

•	Reinvestment will not relieve you of any tax consequences on gains realized from a sale. The deductions for losses, however, may be denied.

•	We require a written order to sell shares if an account has submitted a change of address during the previous 30 days, unless the proceeds of the sell order are directed to your bank account on file with us.

•	We require a written order to sell shares and a Medallion Signature Guarantee if:

—	the proceeds from the sale are to be wired and we do not have on file required bank information to wire funds;

—	the proceeds from the sale are being sent via wire or ACH to bank information that was added or changed within the past 30 days;

—	the proceeds from the sale will exceed $100,000 to the address of record;

—	the proceeds of the sale are to be sent to an address other than the address of record;

—	the account was designated as a lost shareholder account within 30 days of the redemption request; or

—	the proceeds are to be payable to someone other than the registered account holder(s).

•	In the interests of all shareholders, we reserve the right to:

—	temporarily hold redemption proceeds of natural persons (i) age 65 or older or (ii) age 18 and older who the Transfer Agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests from actual or attempted financial exploitation; however, the Transfer Agent is not required to hold redemption proceeds in these circumstances and does not assume any obligation to do so;

—	change or discontinue exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

—	change or discontinue the systematic withdrawal plan upon notice to shareholders;

—	close accounts with balances less than $250 invested in Investor Class shares or $750 invested in all other classes of shares (by redeeming all shares held and sending proceeds to the address of record); and/or

—	change the minimum investment amounts.

•	There is no fee for wire redemptions of Class I shares.

•	Calls received before 4:00 pm Eastern time will generally receive the current day's NAV.

•	Calls received after 4:00 pm Eastern time will receive the following business day’s NAV.

Each MainStay Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents or proceeds from the sale of portfolio holdings (or a combination of these methods), unless it believes circumstances warrant otherwise. For example, under stressed market conditions, as well as during emergency or temporary circumstances, each MainStay Fund may distribute redemption proceeds in-kind (rather than in cash), access its line of credit or overdraft facility, or borrow through other sources (e.g., reverse repurchase agreements or engage in certain types of derivatives) to meet redemption requests. See “Redemptions-In-Kind” below and the SAI for more details regarding redemptions-in-kind.

MainStay Money Market Fund

The MainStay Money Market Fund intends to qualify as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act or the rules governing money market funds. As a “retail money market fund,” the Fund has adopted policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons. In order to be eligible to invest in the Fund, you may be required to furnish the Fund or your financial intermediary with certain information (e.g., social security number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons (for example, accounts not associated with a social security number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Fund and the Fund will deny purchases of Fund shares by such accounts.

Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment power held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

Financial intermediaries are required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to invest in, or are no longer eligible to invest in, the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required by the Fund or a service provider to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.

The Fund may involuntarily redeem investors that do not satisfy the eligibility requirements for a “retail money market fund” or accounts that the Fund cannot confirm to its satisfaction are beneficially owned by natural persons. Neither the Fund, the Manager nor the Subadvisor will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Additional Information

Wiring money to the MainStay Funds reduces the time a shareholder must wait before redeeming shares. Wired funds are generally available for redemption on the next business day. A 10-day hold may be placed on purchases made by check or ACH payment from the date the purchase is received, making them unavailable for immediate redemption.

You may receive confirmation statements that describe your transactions. You should review the information in the confirmation statements carefully. If you notice an error, you should call the MainStay Funds or your financial adviser immediately. If you or your financial adviser fails to notify the MainStay Funds within one year of the transaction, you may be required to bear the costs of correction.

The policies and fees described in this Information Statement/Prospectus govern transactions with the MainStay Funds. If you invest through a third party—bank, broker/dealer, 401(k), financial adviser or financial supermarket—there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the return to investors who purchase through financial intermediaries may be less than the return earned by investors who invest in a MainStay Fund directly. Consult a representative of your plan or financial institution if in doubt.

From time to time any of the MainStay Funds may close and reopen to new investors or new share purchases at their discretion. Due to the nature of their portfolio investments, certain MainStay Funds may be more likely to close and reopen than others. If a MainStay Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the MainStay Fund, your account will be closed and you will not be able to make any additional investments in that MainStay Fund. If a MainStay Fund is closed to new investors, you may not exchange shares of other MainStay Funds for shares of that MainStay Fund unless you are already a shareholder of such MainStay Fund.

It is important that the MainStay Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the MainStay Funds. It is the responsibility of an investor to ensure that the MainStay Funds are aware of the correct address for the investor’s account(s). It is important to promptly notify us of any name or address changes.

Mutual fund accounts can be considered abandoned property.

States increasingly are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances, the MainStay Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. The MainStay Funds, the Board, and NYLIM Service Company and its affiliates will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a MainStay Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.

Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted the MainStay Funds for an “inactivity period” as specified in applicable state laws. If a MainStay Fund is unable to establish contact with an investor, the MainStay Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.

We strongly encourage you to contact us at least annually to review your account information. Below are ways in which you can assist us in safeguarding your MainStay Fund investments.

•	Log in to your account by entering your user ID and Personal ID (PIN) at nylinvestments.com/funds to view your account information. Please note, simply visiting our public website may not be considered establishing contact with us under state escheatment laws.

•	Call our 24-hour automated service line at 800-624-6782 and select option 1 for an account balance using your PIN.

•	Call one of our customer service representatives at 800-624-6782 Monday through Friday from 8:30 am to 5:00 pm Eastern time. Certain state escheatment laws do not consider contact by phone to be customer-initiated activity and such activity may be achieved only by contacting MainStay Funds in writing or through the MainStay Funds’ website.

•	Take action on letters received in the mail from MainStay concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

•	If you are a resident of Texas, you may designate a representative to receive escheatment or abandoned property notices regarding MainStay Fund shares by completing and submitting a designation form that can be found on the website of the Texas Comptroller. The completed designation form may be mailed to the MainStay Funds. For more information, please call 800-624-6782.

The Prospectus and SAI, related regulatory filings, and any other MainStay Fund communications or disclosure documents do not purport to create any contractual obligations between the Funds and shareholders. The MainStay Funds may amend any of these documents or enter into (or amend) a contract on behalf of the Funds without shareholder approval except where shareholder approval is specifically required. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Funds, including contracts with New York Life Investments, a Subadvisor or other parties who provide services to the Funds.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps protect against fraud. To protect your account, each MainStay Fund and the Transfer Agent from fraud, Medallion Signature Guarantees are required to enable us to verify the identity or capacity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of $100,000 or more from an account by check to the address of record and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program, the Stock Exchange Medallion Program, or the New York Stock Exchange Medallion Signature Program. Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.

Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable.

Investing for Retirement

You can purchase shares of most, but not all, of the MainStay Funds for retirement plans providing tax-deferred investments for individuals and institutions. You can use MainStay Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts ("CESA") (previously named Education IRA) as well as SEP and SIMPLE IRA plans. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax advisor before establishing any tax-deferred retirement plan.

Not all MainStay Funds are available for all types of retirement plans or through all distribution channels. Please contact the MainStay Funds at 800-624-6782 and see the SAI for further details.

Purchases-In-Kind

You may purchase shares of a MainStay Fund by transferring securities to a MainStay Fund in exchange for MainStay Fund shares ("in-kind purchase"). In-kind purchases may be made only upon the MainStay Funds' approval and determination that the securities are acceptable investments for the MainStay Fund and are purchased consistent with the MainStay Fund's procedures relating to in-kind purchases. The MainStay Funds reserve the right to amend or terminate this practice at any time. You must call the MainStay Funds at 800-624-6782 before sending any securities. Please see the SAI for additional details.

Redemptions-In-Kind

The MainStay Funds reserve the right to pay certain redemptions, either totally or partially, by redemption-in-kind of securities (instead of cash) from the applicable MainStay Fund’s portfolio, consistent with the MainStay Fund’s procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder. Each Fund may distribute redemption proceeds in-kind under normal and stressed market conditions as well as during emergency or temporary circumstances. In addition, a Fund may distribute redemption proceeds in-kind to any type of shareholder or account, including retail and omnibus accounts. The MainStay Funds may also redeem shares in-kind upon the request of a shareholder. The securities distributed in such a redemption would be effected through a distribution of the MainStay Fund’s portfolio securities (generally pro rata) and valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. Such securities may be illiquid, which means that they may be difficult or impossible to sell at an advantageous time or price. If a shareholder receives a redemption-in-kind, he or she should expect that the in-kind distribution would be subject to market and other risks, such as liquidity risk, before sale, and to incur transaction costs, including brokerage costs, when he or she converts the securities to cash. Gains or losses on the disposition of securities may also be tax reportable. Please see the SAI for additional details.

The Reinvestment Privilege May Help You Avoid Sales Charges

When you sell shares, you have the right—for 90 days—to reinvest any or all of the money in the same account and class of shares of the same or another MainStay Fund without paying another sales charge (so long as (i) those shares have not been reinvested once already; (ii) your account is not subject to a 30-day block as described in "Excessive Purchases and Redemptions or Exchanges;" and (iii) you are not reinvesting your required minimum distribution). If you paid a sales charge when you redeemed, you will receive a pro rata credit for reinvesting in the same account and class of shares.

Reinvestment will not relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

Convenient, yes...but not risk-free. Telephone and internet redemption privileges are convenient, but with them you give up some security. When you sign the application to buy shares, you agree that the MainStay Funds, the Board, and NYLIM Service Company and its affiliates will not be liable for following phone instructions that NYLIM Service Company or its affiliates reasonably believe are genuine. When using the MainStay Audio Response System or the internet, you bear the risk of any loss from your errors unless we fail to use established safeguards for your protection. The following safeguards are among those currently in place at MainStay Funds:

•	all phone calls with service representatives are recorded; and

•	written confirmation of every transaction is sent to your address of record.

We reserve the right to suspend the MainStay Audio Response System and website at any time or if the systems become inoperable due to technical problems.

MainStay Money Market Fund Check Writing

You can sell shares of the MainStay Money Market Fund by writing checks for an amount that meets or exceeds the pre-set minimum stated on your check. You need to complete special forms to set up check writing privileges. You cannot close your account by writing a check. This option is not available for IRAs, CESAs, 403(b)(7)s or qualified retirement plans.

Information on Liquidity Fees and Redemption Gates for the MainStay Money Market Fund

Pursuant to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from the MainStay Money Market Fund of up to 2% or a redemption gate to temporarily suspend the right of redemption from the Fund for up to 10 business days (in any 90 day period) in the event that the Fund’s “weekly liquid assets” fall below certain required minimums because of market conditions or other factors.

If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the Board, based on its determination that the liquidity fee and/or redemption gate is in the best interests of the Fund, may, as early as the same day: (i) impose a liquidity fee of no more than 2% on redemptions from the Fund; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets at the end of any business day, the Fund must impose, as of the beginning of the next business day, a liquidity fee of 1% on redemptions from the Fund, unless the Board (including a majority of Independent Trustees) determines that not doing so is in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) is in the best interests of the Fund.

The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time, if it believes such action to be in the best interests of the Fund and its shareholders. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once the Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days (in any 90 day period). When a fee or a gate is in place, the Fund may determine to halt purchases and exchanges or to subject any purchases to certain conditions, including, for example, a written affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a redemption gate is in place for the Fund, shareholders may not be permitted to exchange into or out of the Fund. Any redemption requests submitted while a redemption gate is in place, including any checks written under established checkwriting privileges, will be cancelled without further notice. In that case, a new redemption request must be submitted to the Fund if you wish to redeem your shares after the redemption gate has been lifted. During periods when the Fund is imposing a liquidity fee, shareholders may exchange out of the Fund but will be subject to the applicable liquidity fee, which will reduce the value of the shares exchanged.

Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. The imposition and termination of a liquidity fee or redemption gate will be reported by the Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, the Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other means. Liquidity fees would reduce the amount you receive upon redemption of your shares. The Fund would retain the liquidity fees for the benefit of remaining shareholders.

The Board may, in its discretion, permanently suspend redemptions and liquidate the Fund, if, among other things, at the end of a business day the Fund has less than 10% of its total assets invested in weekly liquid assets.

SHAREHOLDER SERVICES

Automatic Services

Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application, by accessing your shareholder account on the internet at nylinvestments.com/funds, by contacting your financial adviser for instructions, or by calling us toll-free at 800-624-6782 for a form.

Systematic Investing—Individual Shareholders Only

MainStay offers four automatic investment plans:

1. AutoInvest

If you obtain authorization from your bank, you can automatically debit your designated bank account to:

•	make regularly scheduled investments; and/or

•	purchase shares whenever you choose.

2. Dividend or Capital Gains Reinvestment

Automatically reinvest dividends, distributions or capital gains from one MainStay Fund into the same MainStay Fund or the same class of any other MainStay Fund. Accounts established with dividend or capital gains reinvestment must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class.

3. Payroll Deductions

If your employer offers this option, you can make automatic investments through payroll deduction.

4. Systematic Exchange

Exchanges must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B and Class C shares at the time of the initial request. You may systematically exchange a share or dollar amount from one MainStay Fund into any other MainStay Fund in the same share class. Accounts established with a systematic exchange must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class. Please see "Exchanging Shares Among MainStay Funds" for more information.

Systematic Withdrawal Plan—Individual Shareholders Only

Withdrawals must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B and Class C shares at the time of the initial request. The above minimums are waived for IRA and 403(b)(7) accounts where the systematic withdrawal represents required minimum distributions.

NYLIM Service Company acts as the agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment and any CDSC, if applicable.

The MainStay Funds will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

Exchanging Shares Among MainStay Funds

Exchanges will be based upon each MainStay Fund's NAV next determined following receipt of a properly executed exchange request.

You exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. Investment minimums and eligibility requirements apply to exchanges. Please note that certain MainStay Funds have higher investment minimums. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another MainStay Fund. When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge. If you choose to sell Class B or Class C shares and then separately buy Investor Class or Class A shares, you may have to pay a deferred sales charge on the Class B or Class C shares, as well as pay an initial sales charge on the purchase of Investor Class or Class A shares.

In addition, if you exchange Class B or Class C shares of a MainStay Fund into Class B or Class C shares of the MainStay Money Market Fund or if you exchange Investor Class shares or Class A shares of a MainStay Fund subject to the 1.00% CDSC into Investor Class shares or Class A shares of the MainStay Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into Investor Class, Class A, Class B or Class C shares, as applicable, of another non-money market MainStay Fund. The holding period for purposes of determining conversion of Class B shares or Class C shares into Investor Class or Class A shares also stops until you exchange back into Class B shares or Class C shares of another non-money market MainStay Fund.

You also may exchange shares of a MainStay Fund for shares of an identical class, if offered, of any series of certain other open-end investment companies sponsored, advised or administered by New York Life Investments or any affiliate thereof (provided such series is registered for sale in your state of residence or an exemption from registration is available) some of which are offered in this Information Statement/Prospectus and some of which are offered in separate prospectuses, including:

MainStay Balanced Fund	MainStay MacKay High Yield Corporate Bond Fund
MainStay Candriam Emerging Markets Equity Fund	MainStay MacKay High Yield Municipal Bond Fund
MainStay Conservative Allocation Fund	MainStay MacKay Infrastructure Bond Fund
MainStay Cushing Energy Income Fund	MainStay MacKay International Equity Fund
MainStay Cushing MLP Premier Fund	MainStay MacKay International Opportunities Fund
MainStay Cushing Renaissance Advantage Fund	MainStay MacKay New York Tax Free Opportunities Fund**
MainStay Epoch Capital Growth Fund	MainStay MacKay S&P 500 Index Fund
MainStay Epoch Global Equity Yield Fund	MainStay MacKay Short Duration High Yield Fund
MainStay Epoch International Choice Fund	MainStay MacKay Short Term Municipal Fund
MainStay Epoch U.S. All Cap Fund	MainStay MacKay Tax Free Bond Fund
MainStay Epoch U.S. Equity Yield Fund	MainStay MacKay Total Return Bond Fund
MainStay Epoch U.S. Small Cap Fund	MainStay MacKay Unconstrained Bond Fund
MainStay Floating Rate Fund	MainStay MacKay U.S. Equity Opportunities Fund
MainStay Growth Allocation Fund	MainStay MAP Equity Fund
MainStay Income Builder Fund	MainStay Moderate Allocation Fund
MainStay Indexed Bond Fund	MainStay Moderate Growth Allocation Fund
MainStay Large Cap Growth Fund	MainStay Money Market Fund
MainStay MacKay California Tax Free Opportunities Fund*	MainStay Retirement 2010 Fund
MainStay MacKay Common Stock Fund	MainStay Retirement 2020 Fund
MainStay MacKay Convertible Fund	MainStay Retirement 2030 Fund
MainStay MacKay Emerging Markets Debt Fund	MainStay Retirement 2040 Fund
MainStay MacKay Emerging Markets Equity Fund	MainStay Retirement 2050 Fund
MainStay MacKay Growth Fund	MainStay Retirement 2060 Fund

*	The Fund is registered for sale in AZ, CA, NV, OR, TX, UT WA, and MI (Class A and I shares only), and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I only).

**	The Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.

You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that MainStay Fund or are otherwise eligible for purchase. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases or not offered for sale in your state.

Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax advisor on the consequences.

Before making an exchange request, read the prospectus of the MainStay Fund you wish to purchase by exchange. You can obtain a prospectus for any MainStay Fund by contacting your broker, financial adviser or other financial intermediary, by visiting nylinvestments.com/funds or by calling the MainStay Funds at 800-624-6782.

The exchange privilege is not intended as a vehicle for short term trading, nor are the MainStay Funds designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see "Excessive Purchases and Redemptions or Exchanges").

The MainStay Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

In certain circumstances you may have to pay a sales charge.

Certain clients of NYLIFE Securities LLC who purchased more than $50,000 of Class B shares of the MainStay Funds between January 1, 2003 and June 27, 2007 have the right to convert their Class B shares for Class A shares of the same MainStay Fund at the NAV next computed and without imposition of a contingent deferred sales charge.

Daily Dividend MainStay Fund Exchanges

If you exchange all your shares in the MainStay Floating Rate Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Tax Free Bond Fund or MainStay Money Market Fund for shares of the same class in another MainStay Fund, any dividends that have been declared but not yet distributed will be credited to the new MainStay Fund account. If you exchange all your shares in the MainStay Floating Rate Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund or MainStay Money Market Fund for shares in more than one MainStay Fund, undistributed dividends will be credited to the last MainStay Fund account that you exchange to.

We try to make investing easy by offering a variety of programs to buy, sell and exchange MainStay Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.

Excessive Purchases and Redemptions or Exchanges

The MainStay Funds are not intended to be used as a vehicle for frequent, excessive or short-term trading (such as market timing). The interests of a MainStay Fund's shareholders and the MainStay Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges (if applicable) of the MainStay Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a MainStay Fund's investment strategies or negatively impact the MainStay Fund’s performance. For example, the Manager or a Subadvisor might have to maintain more of a MainStay Fund's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of MainStay Fund shares may dilute the value of shares held by long-term shareholders. MainStay Funds investing in securities that are thinly traded, trade infrequently or are relatively illiquid (such as foreign securities, high-yield securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity. For MainStay Funds that invest in foreign investments, securities may be listed on foreign exchanges that trade on days when the MainStay Fund does not calculate NAV, and as a result the market value of the MainStay Fund's investments may change on days when you cannot purchase or redeem MainStay Fund shares. Furthermore, foreign securities traded on foreign exchanges present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the foreign exchanges but prior to the close of the Exchange. Accordingly, the Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of MainStay Fund shares in order to protect long-term MainStay Fund shareholders. These policies are discussed more fully below. There is the risk that the MainStay Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. A MainStay Fund may change its policies or procedures at any time without prior notice to shareholders.

The MainStay Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor's financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the MainStay Funds. If an order is cancelled due to a violation of this policy, and such cancellation causes a monetary loss to a MainStay Fund, such loss may become the responsibility of the party that placed the transaction or the account owner. In addition, the MainStay Funds reserve the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in the Prospectuses) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of MainStay Fund shares that could adversely affect a MainStay Fund or its operations, including those from any individual or group who, in the MainStay Funds' judgment, is likely to harm MainStay Fund shareholders. Pursuant to the MainStay Funds' policies and procedures, a MainStay Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the MainStay Fund's long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans and trades within the MainStay Money Market Fund are not subject to the surveillance procedures. Other exceptions are subject to the advance approval by the MainStay Funds' Chief Compliance Officer and/or New York Life Investments’ Chief Executive Officer, among others, and are subject to Board oversight. Apart from trading permitted or exceptions granted in accordance with the MainStay Funds' policies and procedures, no MainStay Fund accommodates, nor has any arrangement to permit, frequent purchases and redemptions of MainStay Fund shares.

The MainStay Funds, through New York Life Investments, the Transfer Agent and the Distributor, maintain surveillance procedures to detect excessive or short-term trading in MainStay Fund shares. As part of this surveillance process, the MainStay Funds examine transactions in MainStay Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The MainStay Funds also may consider the history of trading activity in all accounts known to be under common ownership, control or influence. To the extent identified under these surveillance procedures, a MainStay Fund may place a 30-day "block" on any account if, during any 30-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for at least an additional 30-day period in that MainStay Fund. The MainStay Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate, the MainStay Funds will rely on a financial intermediary to apply the intermediary’s market timing procedures to an omnibus account. In certain cases, these procedures will be less restrictive than the MainStay Funds' procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the manager of such strategies represents to the satisfaction of the MainStay Funds' Chief Compliance Officer that such investment programs and strategies are consistent with the MainStay Funds' objective of avoiding disruption due to market timing.

In addition to these measures, the MainStay Funds may from time to time impose a redemption fee on redemptions or exchanges of MainStay Fund shares made within a certain period of time in order to deter excessive or short-term trading and to offset certain costs associated with such trading.

While the MainStay Funds discourage excessive or short-term trading, there is no assurance that the MainStay Funds or their procedures will be able to effectively detect such activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The MainStay Funds' ability to reasonably detect all such trading may be limited, for example, where the MainStay Funds must rely on the cooperation of and/or information provided by financial intermediaries or retirement plans or where the costs of surveillance on certain trading exceeds the anticipated benefit of such surveillance to MainStay Fund shareholders.

FAIR VALUATION AND PORTFOLIO HOLDINGS DISCLOSURE

Determining the MainStay Funds' Share Prices and the Valuation of Securities

Each MainStay Fund generally calculates its NAV at the Fund’s close (usually 4:00 pm Eastern time) every day the Exchange is open. The MainStay Funds do not calculate their NAVs on days on which the Exchange is closed. The NAV per share for a class of shares is determined by dividing the value of the net assets attributable to that class by the number of shares of that class outstanding on that day.

The value of a MainStay Fund's investments is generally based (in whole or in part) on current market prices (amortized cost, in the case of the MainStay Money Market Fund and other MainStay Funds that hold debt securities with a remaining maturity of 60 days or less). If current market values of the MainStay Funds' investments are not available or, in the judgment of New York Life Investments, do not accurately reflect the fair value of a security, the security will be valued by another method that the Board believes in good faith accurately reflects its fair value. Changes in the value of a MainStay Fund's portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless New York Life Investments, in consultation with the Subadvisor(s) (if applicable), deems a particular event could materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A MainStay Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the MainStay Fund does not price its shares. Consequently, the value of portfolio securities of a MainStay Fund may change on days when shareholders will not be able to purchase or redeem shares.

With respect to any portion of a MainStay Fund's assets invested in one or more Underlying Funds, the MainStay Fund's NAV is calculated based upon the NAVs of those Underlying Funds.

The Board has adopted valuation procedures establishing methodologies for the valuation of the MainStay Funds’ portfolio securities and has delegated day-to-day responsibility for fair value determinations to the MainStay Funds' Valuation Committee and Valuation Subcommittee. Determinations of these Committees are subject to review and ratification, if appropriate, by the Board at its next regularly scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The MainStay Funds expect to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The MainStay Funds may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, certain MainStay Funds, notably the MainStay International/Global Equity Funds, have fair valuation procedures which include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available. For Underlying Funds in which the MainStay Funds may invest, additional information about the circumstances when those Underlying Funds may use fair value pricing may be found in each Underlying Fund’s respective prospectus.

There may be other instances where market quotations are not readily available or standard pricing principles do not apply. Please see the SAI for additional information on how NAV is calculated.

Portfolio Holdings Information

A description of the MainStay Funds' policies and procedures with respect to the disclosure of each of the MainStay Funds' portfolio securities holdings is available in the SAI. Generally, a complete schedule of each of the MainStay Funds' portfolio holdings will be made public on the MainStay Funds' website at nylinvestments.com/funds 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-624-6782.

MainStay Money Market Fund will post on the MainStay Funds' website its complete schedule of portfolio holdings as of the last business day of the prior month, no later than the fifth business day following month-end. MainStay Money Market Fund's postings will remain on the MainStay Funds' website for a period of at least six months after posting. Also, in the case of the MainStay Money Market Fund, certain portfolio information will be provided in monthly holdings reports to the SEC on Form N-MFP. Form N-MFP will be made immediately available to the public by the SEC, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the MainStay Funds’ website.

The portfolio holdings for MainStay Cushing Funds, MainStay MacKay High Yield Corporate Bond Fund and MainStay MacKay Short Duration High Yield Fund will be made public 60 days after quarter end.

The portfolio holdings for MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Equity Yield Fund and MainStay Epoch U.S. Small Cap Fund will be made public 15 days after month end.

The portfolio holdings for MainStay MacKay Infrastructure Bond Fund and MainStay Tax-Exempt Funds will be made public 60 days after month end.

All portfolio holdings will be posted on the appropriate MainStay Fund’s website and remain accessible until an updated shareholder report on Form N-CSR is filed or a Form N-Q is filed.

OPERATION AS A MANAGER OF MANAGERS

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the MainStay Funds. The Manager and the MainStay Group of Funds, including the MainStay Funds that are covered by this Information Statement/Prospectus, have obtained an exemptive order (the “Order”) from the SEC permitting the Manager, on behalf of a MainStay Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire and to modify any existing or future subadvisory agreement with unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). This authority is subject to certain conditions, including that each MainStay Fund will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Order supersedes a prior SEC exemptive order, which applied only to hiring, or modifying existing or future subadvisory agreements with unaffiliated subadvisors.

Certain MainStay Funds, including those listed in the table below, have approved operating under a manager-of-managers structure with respect to any affiliated or unaffiliated subadvisor, and may rely on the Order as it relates to both Wholly Owned Subadvisors and unaffiliated subadvisors, while other MainStay Funds may rely on the Order only as it relates to unaffiliated subadvisors. Certain other MainStay Funds may not rely on any aspect of the Order without obtaining shareholder approval.

Fund	May Rely on Order for Wholly-Owned Subadvisors and Unaffiliated Subadvisors	May Rely on Order Only for Unaffiliated Subadvisors*	Currently May Not Rely on Order**
MAINSTAY FUNDS
MainStay Income Builder Fund		x
MainStay Large Cap Growth Fund		x
MainStay MacKay Common Stock Fund		x
MainStay MacKay Convertible Fund		x
MainStay MacKay Emerging Markets Debt Fund		x
MainStay MacKay High Yield Corporate Bond Fund		x
MainStay MacKay Infrastructure Bond Fund		x
MainStay MacKay International Equity Fund		x
MainStay MacKay Tax Free Bond Fund		x
MainStay MacKay Unconstrained Bond Fund		x
MainStay MAP Equity Fund		x
MainStay Money Market Fund		x
MAINSTAY FUNDS TRUST
MainStay Balanced Fund		x
MainStay Candriam Emerging Markets Equity Fund	x
MainStay Conservative Allocation Fund			x
MainStay Cushing Energy Income Fund		x
MainStay Cushing MLP Premier Fund		x
MainStay Cushing Renaissance Advantage Fund		x
MainStay Epoch Capital Growth Fund	x
MainStay Epoch Global Equity Yield Fund		x
MainStay Epoch International Choice Fund		x
MainStay Epoch U.S. All Cap Fund		x
MainStay Epoch U.S. Equity Yield Fund		x
MainStay Epoch U.S. Small Cap Fund		x
MainStay Floating Rate Fund			x
MainStay Growth Allocation Fund			x
MainStay Indexed Bond Fund			x
MainStay MacKay California Tax Free Opportunities Fund		x
MainStay MacKay Emerging Markets Equity Fund		x
MainStay MacKay Growth Fund	x
MainStay MacKay High Yield Municipal Bond Fund		x
MainStay MacKay International Opportunities Fund		x
MainStay MacKay New York Tax Free Opportunities Fund		x
MainStay MacKay S&P 500 Index Fund			x
MainStay MacKay Short Duration High Yield Fund		x
MainStay MacKay Short Term Municipal Fund			x
MainStay MacKay Total Return Bond Fund			x
MainStay MacKay U.S. Equity Opportunities Fund		x
MainStay Moderate Allocation Fund			x
MainStay Moderate Growth Allocation Fund			x
MainStay Retirement 2010 Fund		x
MainStay Retirement 2020 Fund		x
MainStay Retirement 2030 Fund		x
MainStay Retirement 2040 Fund		x
MainStay Retirement 2050 Fund		x
MainStay Retirement 2060 Fund	x

*	The shareholders of these MainStay Funds must separately approve the use of the Order as it relates to Wholly-Owned Subadvisors before it may be relied upon to hire, or to modify existing or future subadvisory agreements with, Wholly-Owned Subadvisors.
**	The shareholders of each of these MainStay Funds must approve the operation of the respective MainStay Fund in accordance with the Order for the Manager and the MainStay Fund to rely on the Order as it relates to Wholly-Owned Subadvisors and/or unaffiliated subadvisors.

FUND EARNINGS

Dividends and Interest

Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends." The dividends paid by each MainStay Fund will vary based on the income from its investments and the expenses incurred by the MainStay Fund.

We reserve the right to automatically reinvest dividend distributions of less than $10.00.

Dividends and Distributions

Each MainStay Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year to the extent that dividends and/or capital gains are available for distribution. For the purpose of seeking to maintain its share price at $1.00, among other things, the MainStay Money Market Fund will distribute all or a portion of its capital gains and may reduce or withhold any income and/or gains generated by its portfolio. The MainStay Funds declare and pay dividends as set forth below:

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least annually:

MainStay Candriam Emerging Markets Equity Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch International Choice Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Small Cap Fund, MainStay Growth Allocation Fund, MainStay Large Cap Growth Fund, MainStay MacKay Common Stock Fund, MainStay MacKay Emerging Markets Equity Fund, MainStay MacKay Growth Fund, MainStay MacKay International Equity Fund, MainStay MacKay International Opportunities Fund, MainStay MacKay S&P 500 Index Fund, MainStay MacKay U.S. Equity Opportunities Fund MainStay MAP Equity Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund, MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund, MainStay Retirement 2050 Fund and MainStay Retirement 2060 Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least quarterly:

MainStay Balanced Fund, MainStay Conservative Allocation Fund, MainStay Cushing Energy Income Fund, MainStay Cushing Renaissance Advantage Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. Equity Yield Fund and MainStay MacKay Convertible Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least monthly:

MainStay Cushing MLP Premier Fund, MainStay Income Builder Fund, MainStay Indexed Bond Fund, MainStay MacKay Emerging Markets Debt Fund, MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Short Duration High Yield Fund, MainStay MacKay Total Return Bond Fund and MainStay MacKay Unconstrained Bond Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared daily and paid at least monthly:

MainStay Floating Rate Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Infrastructure Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Tax Free Bond Fund and MainStay Money Market Fund,

Dividends are generally paid during the last week of the month after a dividend is declared, except in December when they may be paid earlier in the month.

You generally begin earning dividends the next business day after the MainStay Funds receives your purchase request in good order.

Buy after the dividend payment. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

Capital Gains

The MainStay Funds earn capital gains when they sell securities at a profit.

When the Funds Pay Capital Gains

The MainStay Funds (other than the MainStay Cushing MLP Premier Fund) will normally declare and distribute any capital gains if any to shareholders annually, typically in December.

How to Take Your Earnings

You may receive your portion of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial adviser (if permitted) or the MainStay Funds directly. The seven choices are:

1.	Reinvest dividends and capital gains in:

•	the same MainStay Fund; or

•	another MainStay Fund of your choice (other than a MainStay Fund that is closed, either to new investors or to new share purchases).

2.	Take the dividends in cash and reinvest the capital gains in the same MainStay Fund.

3.	Take the capital gains in cash and reinvest the dividends in the same MainStay Fund.

4.	Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same MainStay Fund.

5.	Take dividends and capital gains in cash.

6.	Reinvest all or a percentage of the capital gains in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original MainStay Fund.

7.	Reinvest all or a percentage of the dividends in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original MainStay Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same MainStay Fund.

If you prefer to reinvest dividends and/or capital gains in another MainStay Fund, you must first establish an account in that class of shares of the MainStay Fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

UNDERSTAND THE TAX CONSEQUENCES

MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing Energy Income Fund, MainStay Cushing Renaissance Advantage Fund, MainStay International/Global Equity Funds, MainStay Mixed Asset Funds, MainStay Money Market Fund, MainStay Taxable Bond Funds and MainStay U.S. Equity Funds

Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable law. If you are not a tax-exempt shareholder virtually all of the dividends and capital gains distributions you receive from the MainStay Funds are subject to tax, whether you take them as cash or automatically reinvest them. Distributions from a MainStay Fund's realized capital gains are subject to tax based on the length of time a MainStay Fund holds its investments, regardless of how long you hold MainStay Fund shares. Generally, if a MainStay Fund realizes long-term capital gains, the capital gains distributions are subject to tax as long-term capital gains; earnings realized from short-term capital gains and income generated on debt investments, dividend income and other sources are generally subject to tax as ordinary income upon distribution.

For individual and certain other non-corporate shareholders, a portion of the dividends received from the MainStay Funds may be treated as "qualified dividend income," which is subject to tax to individuals and certain other non-corporate shareholders at preferential rates, to the extent that such MainStay Funds earn qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding period and other requirements are met. Individual and certain other non-corporate shareholders must also generally satisfy a more than 60-day holding period and other requirements with respect to each distribution of qualified dividends in order to qualify for the preferential rates on such distributions. For certain corporate shareholders, a portion of the dividends received from the MainStay Funds may qualify for the corporate dividends received deduction if certain conditions are met. The maximum individual federal income tax rate applicable to qualified dividend income and long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

Under certain circumstances, the MainStay Money Market Fund may impose a liquidity fee on Fund redemptions. A liquidity fee will reduce the amount a shareholder will receive upon the redemption of the shareholder’s shares, and will decrease the amount of any capital gain or increase the amount of any capital loss the shareholder will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by the Fund, and such tax treatment may be the subject of future guidance issued by the IRS. If a Fund earns liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the section entitled “Information on Liquidity Fees and Redemption Gates for the MainStay Money Market Fund” above for additional information regarding liquidity fees.

MainStay Tax-Exempt Funds

The MainStay Tax-Exempt Funds’ distributions to shareholders are generally expected to be exempt from regular federal income taxes, and in the case of MainStay MacKay California Tax Free Opportunities Fund and MainStay MacKay New York Tax Free Opportunities Fund, California and New York personal income taxes, respectively. A portion of the distributions may be subject to the alternative minimum tax. In addition, these MainStay Funds may also derive taxable income and/or capital gains. Distributions to shareholders of any such taxable income or capital gains would generally be subject to tax whether you take them as cash or automatically reinvest them. These MainStay Funds' realized earnings, if any, from capital gains are subject to tax based on the length of time such MainStay Fund holds investments, regardless of how long you hold MainStay Fund shares. If any of the MainStay Tax-Exempt Funds realize long-term capital gains, the earnings distributions are subject to tax as long-term capital gains; earnings from short-term capital gains and taxable income generated on debt investments and other sources are generally subject to tax as ordinary income upon distribution. Interest on indebtedness incurred or continued to be incurred by a shareholder of a MainStay Tax-Exempt Fund to purchase or carry shares of such a Fund is not deductible to the extent it is deemed related to the Fund’s distributions from tax-exempt income.

"Tax-Free" Rarely Means "Totally Tax-Free"

•	A tax-free fund or municipal bond fund may earn taxable income—in other words, you may have taxable income even from a generally tax-free fund.

•	Tax-exempt dividends may still be subject to state and local taxes.

•	Any time you sell shares—even shares of a tax-free fund—you will generally be subject to tax on any gain (the rise in the share price above the price at which you purchased the shares).

•	If you sell shares of a tax-free fund at a loss after receiving a tax-exempt dividend, and you have held the shares for six months or less, then you may not be allowed to claim a loss on the sale.

•	Some tax-exempt income may be subject to the alternative minimum tax.

•	Capital gains declared in a tax-free fund are not tax-free.

•	Acquisitions of municipal securities at a market discount may also result in ordinary income.

MainStay MacKay California Tax Free Opportunities Fund

So long as, at the close of each quarter of the MainStay MacKay California Tax Free Opportunities Fund’s taxable year, at least 50% of the value of the MainStay MacKay California Tax Free Opportunities Fund’s assets consists of California municipal bonds, distributions not exceeding the interest received on such California municipal bonds less deductible expenses allocable to such interest will be treated as interest excludable from the income of California residents for purposes of the California personal income tax. Such distributions paid to a shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. Interest income from other investments may produce taxable dividend distributions. If you are subject to income tax in a state other than California, distributions derived from interest on California municipal bonds may, depending on the treatment of out-of-state municipal bonds by that state, not be exempt from tax in that state. Distributions of taxable income and capital gains will be subject to tax at ordinary income tax rates for California state income tax purposes. Interest on indebtedness incurred or continued by a shareholder of the MainStay MacKay California Tax Free Opportunities Fund to purchase or carry shares of the MainStay MacKay California Tax Free Opportunities Fund generally will not be deductible for California personal income tax purposes. Interest on indebtedness incurred or continued to be incurred by a shareholder of MainStay MacKay California Tax Free Opportunities Fund to purchase or carry shares of the Fund is not deductible to the extent that it is deemed related to the Fund’s distributions from tax-exempt income.

MainStay MacKay New York Tax Free Opportunities Fund

MainStay MacKay New York Tax Free Opportunities Fund seeks to comply with certain state tax requirements so that individual shareholders of MainStay MacKay New York Tax Free Opportunities Fund that are residents of New York State will not be subject to New York State income tax on distributions that are derived from interest on obligations exempt from taxation by New York State. To meet those requirements, MainStay MacKay New York Tax Free Opportunities Fund will invest in New York State or municipal bonds. Individual shareholders of MainStay MacKay New York Tax Free Opportunities Fund who are residents of New York City will also be able to exclude such distributions for New York City personal income tax purposes. Distributions by MainStay MacKay New York Tax Free Opportunities Fund derived from interest on obligations exempt from taxation by New York State may be subject to New York State and New York City taxes imposed on corporations. If you are subject to tax in a state other than New York, any distributions by the Fund derived from interest in New York municipal bonds may, depending on the treatment of out-of-state municipal bonds by that state, not be exempt from tax in that state. Interest on indebtedness incurred or continued to be incurred by a shareholder of a MainStay MacKay New York Tax Free Opportunities Fund to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund’s distributions from tax-exempt income.

MainStay MacKay Short Term Municipal Fund

MainStay MacKay Short Term Municipal Fund will normally invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in an actively managed, diversified portfolio of tax-exempt municipal debt securities, including securities with special features (e.g., puts and variable or floating rates) which have price volatility characteristics similar to debt securities. At least 50% of the MainStay MacKay Short Term Municipal Fund’s total assets must be invested in tax-exempt municipal securities as of the end of each fiscal quarter in order for the MainStay MacKay Short Term Municipal Fund to be able to pay distributions from its net tax-exempt income. Although the MainStay MacKay Short Term Municipal Fund normally will seek to qualify to pay distributions from its net tax-exempt income there is no guarantee that the MainStay MacKay Short Term Municipal Fund will achieve such result. Distributions of net income from taxable bonds would be taxable as ordinary income. All distributions by the MainStay MacKay Short Term Municipal Fund, including any distributions from tax-exempt income, may be includible in taxable income for purposes of the federal alternative minimum tax. Interest on indebtedness incurred or continued to be incurred by a shareholder of a MainStay MacKay Short Term Municipal Fund to purchase or carry shares of the MainStay MacKay Short Term Municipal Fund is not deductible to the extent it is deemed related to the MainStay MacKay Short Term Municipal Fund’s distributions from tax-exempt income.

MainStay Asset Allocation Funds and MainStay Target Date Funds

Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable tax law. If you are not a tax-exempt shareholder, virtually all of the dividends and capital gains distributions you receive from the MainStay Asset Allocation and MainStay Target Date Funds are subject to tax, whether you take them as cash or automatically reinvest them. These MainStay Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds. Distributions of the long-term capital gains of either the MainStay Asset Allocation, MainStay Target Date Funds or Underlying Funds will generally be subject to tax as long-term capital gains. The maximum individual federal income tax rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Other distributions, including short-term capital gains, will be subject to tax as ordinary income. The structure of these MainStay Funds and the reallocation of investments among Underlying Funds could affect the amount, timing and character of distributions.

For individual and certain other non-corporate shareholders, a portion of the dividends received from the MainStay Asset Allocation Funds and MainStay Target Date Funds may be treated as "qualified dividend income," which is currently taxable to individuals at preferential rates, to the extent that the Underlying Funds earn qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding periods and other requirements are met. The shareholder must also satisfy a more than 60-day holding period and other requirements with respect to each distribution of qualified dividends in order to qualify for the preferential rates on such distributions. For U.S. corporate shareholders, a portion of the dividends received from these MainStay Funds may qualify for the corporate dividends received deduction. The maximum individual federal income tax rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

MainStay Cushing MLP Premier Fund

The MainStay Cushing MLP Premier Fund (the “MLP Premier Fund”) is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Accordingly, the MLP Premier Fund is subject to U.S. federal income tax on its taxable income at the rate applicable to corporations. As a regular corporation, the MLP Premier Fund is also subject to state and local income and other taxes by reason of its investments in equity securities of MLPs. Since MLPs typically conduct their operations in more than one state, the MLP Premier Fund may have state and local income and other tax liabilities in multiple state and local jurisdictions, which will reduce the MLP Premier Fund’s cash available to make distributions on the shares. The MLP Premier Fund makes certain estimates in determining its taxable income allocable to various states and localities. Such estimates may ultimately differ from state or local taxable income, as finally determined, which could result in the imposition of additional taxes as well as interest and/or penalties on the MLP Premier Fund. The extent to which the MLP Premier Fund is required to pay U.S. corporate income tax or alternative minimum tax could materially reduce the MLP Premier Fund’s cash available to make distributions.

The MLP Premier Fund invests a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the MLP Premier Fund invests in the equity securities of an MLP, the MLP Premier Fund will be a partner in such MLP. Accordingly, the MLP Premier Fund will be required to include in its taxable income the MLP Premier Fund’s allocable share of the income, gains, losses, deductions and expenses recognized by each such MLP, regardless of whether the MLP distributes cash to the MLP Premier Fund. Based upon a review of the historic results of the type of MLPs in which the MLP Premier Fund intends to invest, the MLP Premier Fund expects that the cash distributions it will receive with respect to an investment in equity securities of MLPs will exceed the taxable income allocated to the MLP Premier Fund from such MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the MLP Premier Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to its shareholders.

The MLP Premier Fund will recognize a gain or loss on the sale, exchange or other taxable disposition of an equity security of an MLP equal to the difference between the amount realized by the MLP Premier Fund on the sale, exchange or other taxable disposition and the MLP Premier Fund’s adjusted tax basis in such equity security. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 21%), and may be subject to additional state or local taxes, regardless of how long the MLP Premier Fund has held such equity security. The amount realized by the MLP Premier Fund generally will be the amount paid by the purchaser of the equity security plus the MLP Premier Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The MLP Premier Fund’s tax basis in its equity securities in an MLP is generally equal to the amount the MLP Premier Fund paid for the equity securities, (a) increased by the MLP Premier Fund’s allocable share of the MLP’s net taxable income and certain MLP nonrecourse debt, if any, and (b) decreased by the MLP Premier Fund’s allocable share of the MLP’s net losses, any decrease in the amount of MLP nonrecourse debt allocated to the MLP Premier Fund, and any distributions received by the MLP Premier Fund from the MLP. Although any distribution by an MLP to the MLP Premier Fund in excess of the MLP Premier Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the MLP Premier Fund, such distribution will decrease the MLP Premier Fund’s tax basis in the MLP equity security and, as a result, increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of the equity security in the MLP by the MLP Premier Fund. If the MLP Premier Fund is required to sell equity securities in the MLPs to meet redemption requests, the MLP Premier Fund likely will recognize ordinary income and/or gain for U.S. federal income tax purposes, which will result in corporate income taxes imposed on the MLP Premier Fund and decrease cash available for distribution to shareholders. To the extent that the MLP Premier Fund has a net capital loss in any taxable year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the MLP Premier Fund’s current capital gains, subject to certain limitations. In the event a capital loss carryover cannot be utilized in the carryover periods, the MLP Premier Fund’s U.S. federal income tax liability may be higher than expected, which will result in less cash available to distribute to its shareholders.

The MLP Premier Fund is not treated and will not be eligible to elect to be treated, as a regulated investment company under the Internal Revenue Code because a regulated investment company cannot invest more than 25% of its assets in certain types of publicly traded partnerships.

The MLP Premier Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iii) cause the MLP Premier Fund to recognize income or gain without a corresponding receipt of cash, (iv) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, and (v) adversely alter the characterization of certain complex financial transactions.

U.S. Shareholders. For purposes of this summary, the term “U.S. Shareholder” means a beneficial owner of shares of the MLP Premier Fund that, for U.S. federal income tax purposes, is one of the following:

•	an individual who is a citizen or resident of the United States;

•	a corporation or other entity taxable as a corporation created in or organized under the laws of the United States, any state thereof or the District of Columbia;

•	an estate the income of which is subject to U.S. federal income taxation regardless of its source; or

•	a trust (a) if a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of such trust or (b) that has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person.

C-31

If a partnership (including any other entity or arrangement treated as a partnership for U.S. federal income tax purposes) holds shares, the U.S. federal income tax treatment of a partner in such partnership generally will depend upon the status of the partner and the activities of the partnership. Partners of partnerships that hold shares should consult their tax advisors.

Distributions. Distributions by the MLP Premier Fund of cash or property in respect of the shares of the MLP Premier Fund will be treated as dividends for U.S. federal income tax purposes to the extent paid from the MLP Premier Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Any such dividend will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. Shareholder that meets the holding period and other requirements for the dividends received deduction. Dividends paid by the MLP Premier Fund to certain non-corporate U.S. shareholders (including individuals) are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. Shareholder receiving the dividend satisfies applicable holding period and other requirements.

If the amount of a distribution by the MLP Premier Fund exceeds the MLP Premier Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax-free return of capital to the extent of the U.S. Shareholder’s tax basis in the shares of the MLP Premier Fund, and thereafter as capital gain. Any such capital gain will be long-term capital gain if such U.S. Shareholder has held the applicable shares of the MLP Premier Fund for more than one year. All or a portion of a distribution may be wholly or partially taxable to a shareholder if the MLP Premier Fund has current earnings and profits (as determined for U.S. federal income tax purposes) in the taxable year of the distribution, even if the MLP Premier Fund has an overall deficit in the MLP Premier Fund’s accumulated earnings and profits and/or net operating loss or capital loss carryforwards that reduce or eliminate corporate income taxes in that taxable year.

The MLP Premier Fund’s earnings and profits are generally calculated by making certain adjustments to the MLP Premier Fund’s taxable income. Based upon the MLP Premier Fund’s review of the historic results of the type of MLPs in which the MLP Premier Fund intends to invest, the MLP Premier Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the MLP Premier Fund’s current and accumulated earnings and profits. Accordingly, the MLP Premier Fund expects that only a portion of its distributions to its shareholders with respect to the shares of the MLP Premier Fund will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.

Because the MLP Premier Fund will invest a substantial portion of its assets in MLPs, special rules will apply to the calculation of the MLP Premier Fund’s earnings and profits. For example, the MLP Premier Fund’s earnings and profits may be subject to certain adjustments applicable to energy-related MLPs, such as adjustments for percentage depletion or intangible drilling costs, and will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the MLP Premier Fund’s earnings and profits being higher than the MLP Premier Fund’s taxable income in a particular year if the MLPs in which the MLP Premier Fund invests calculate their income using accelerated depreciation. In addition, loss carryovers from prior years may reduce taxable income but will not reduce current earnings and profits. Because of these differences, the MLP Premier Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the MLP Premier Fund’s taxable income for such year.

U.S. Shareholders that participate in the MLP Premier Fund’s dividend reinvestment plan will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the reinvested amount and (ii) reinvested such amount in shares of the MLP Premier Fund.

Although the MLP Premier Fund anticipates that, due to the tax characterization of cash distributions made by MLPs, a significant portion of the MLP Premier Fund’s distributions to shareholders is generally expected to consist of return of capital for U.S. federal income tax purposes, no assurance can be given in this regard. In general, a distribution from the MLP Premier Fund to a shareholder will constitute a return of capital, rather than a dividend, for U.S. federal income tax purposes to the extent such distribution exceeds the MLP Premier Fund’s current and accumulated earnings and profits. The portion of any distribution treated as a return of capital will not be subject to tax currently, but will result in a corresponding reduction in a shareholder’s basis in the MLP Premier Fund’s shares, thereby potentially causing the shareholder to recognize a higher amount of gain or smaller amount of loss (and could result in an increase of a shareholder’s tax liability) when the shareholder later redeems the MLP Premier Fund’s shares. Distributions in excess of a shareholder’s adjusted tax basis in its shares are generally treated as capital gains.

Sales of Shares of the MLP Premier Fund. Upon the sale, exchange or other taxable disposition of shares of the MLP Premier Fund, a U.S. Shareholder generally will recognize capital gain or loss equal to the difference between the amount realized on the sale, exchange or other taxable disposition and the U.S. Shareholder’s adjusted tax basis in the shares of the MLP Premier Fund. Any such capital gain or loss will be a long-term capital gain or loss if the U.S. Shareholder has held the shares of the MLP Premier Fund for more than one year at the time of disposition. Long-term capital gains of certain non-corporate U.S. Shareholders (including most individuals) are currently subject to U.S. federal income taxation at a maximum rate of either 15% or 20% (depending on whether the U.S. Shareholder’s income exceeds certain threshold amounts). The deductibility of capital losses is subject to limitations under the Internal Revenue Code.

A U.S. Shareholder’s adjusted tax basis in its shares of the MLP Premier Fund may be less than the price paid for the shares of the Fund as a result of distributions by the MLP Premier Fund in excess of the MLP Premier Fund’s earnings and profits (i.e., returns of capital).

Tax Reporting and Withholding (All MainStay Funds)

We will mail your tax report for each calendar year by February 15 of the following calendar year. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which portion, if any, as qualified dividends, and which portion, if any, as long-term capital gains.

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For MainStay Fund shares acquired January 1, 2012 or later, cost basis will be reported to you and the IRS for any IRS Form 1099-B reportable transactions (e.g., redemptions and exchanges). The cost basis accounting method you select will be used to report transactions. If you do not select a cost basis accounting method, the MainStay Funds’ default method (i.e., average cost if available) will be used.

The MainStay Funds may be required to withhold U.S. federal income tax, currently at the rate of 24%, of all taxable distributions payable to you if you fail to provide the MainStay Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability.

Under recent tax legislation, individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable income from MLPs or taxable ordinary dividends from REITs. Funds taxable as “C” corporations will not benefit from the 20% deduction and will not pass through the 20% deduction to investors. Currently, there is not a regulatory mechanism for RICs to pass through the 20% deduction to shareholders. As a result, in comparison, investors investing directly in MLPs or REITs would generally be eligible for the 20% deduction for such taxable income from these investments while investors investing in MLPs or REITs indirectly through the MainStay Fund would not be eligible for the 20% deduction for their share of such taxable income.

Non-U.S. Shareholders will generally be subject to U.S. tax withholding at the rate of 30% (or a lower rate under a tax treaty if applicable) on dividends paid by the MainStay Funds.

The MainStay Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and, in the case of MainStay Funds other than the MLP Premier Fund, certain capital gain dividends made to certain entities that fail to comply (or to be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the MainStay Funds to determine whether withholding is required.

Return of Capital (All MainStay Funds, except MainStay Cushing Funds)

If a MainStay Fund's distributions exceed its taxable income and capital gains realized in any year, such excess distributions generally will constitute a return of capital for federal income tax purposes. A return of capital generally will not be taxable to you at the time of the distribution, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell shares.

MainStay Cushing Energy Income Fund and MainStay Cushing Renaissance Advantage Fund

A portion of the MainStay Cushing Energy Income Fund’s and MainStay Cushing Renaissance Advantage Fund’s distributions may be characterized as return of capital. Each Fund may invest up to 25% of its total assets in MLPs and all or a portion of the cash distributions received by these Funds from the MLPs in which they invest may be characterized as return of capital. If, for any taxable year, a Fund’s total distributions exceed both current and accumulated earnings and profits, such excess will generally be treated as return of capital for U.S. federal income tax purposes. The portion of any distribution treated as a return of capital will not be subject to tax currently, but will result in a corresponding reduction in a shareholder’s tax basis in a Fund’s shares, thereby potentially causing the shareholder to recognize a higher amount of gain or smaller amount of loss (and could result in a an increases of a shareholder’s tax liability) when the shareholder later redeems the Fund’s shares. Each Fund cannot assure you as to what percentage, if any, of the distributions paid on Fund shares will consist of net capital gain, ordinary income, or return of capital.

A return of capital distributed by each Fund may not necessarily reflect positive investment performance. To the extent that a distribution paid by the Fund exceeds the distributions the Fund receives from its underlying investments, the Fund’s assets generally will decline. A decline in the Fund’s assets may also result in an increase in the Fund’s expense ratio and over time the distributions paid in excess of distributions received could erode the Fund’s net asset value.

Tax Treatment of Exchanges (All MainStay Funds)

An exchange of shares of one MainStay Fund for shares of another generally will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain or loss on the transaction will be tax reportable by a shareholder if you are not a tax-exempt shareholder.

Medicare Tax (All MainStay Funds)

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a MainStay Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

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General U.S. Tax Treatment U.S. Nonresident Shareholders (All MainStay Funds)

Non-U.S. shareholders generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income, and may be subject to estate tax with respect to their MainStay Fund shares. However, non-U.S. shareholders may not be subject to U.S. federal withholding tax on certain distributions derived from certain U.S. source interest income and/or certain short-term capital gains earned by the MainStay Funds, to the extent reported by the MainStay Funds. There can be no assurance as to whether any of a MainStay Fund’s distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be reported as such by the MainStay Funds. Moreover, depending on the circumstances, a MainStay Fund may report all, some or none of the MainStay Fund’s potentially eligible dividends as derived from such U.S. interest income or from such short-term capital gains, and a portion of the MainStay Fund’s distributions (e.g., interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding when paid to non-U.S. shareholders.

Non-U.S. shareholders who fail to furnish any MainStay Fund with the proper IRS Form W-8 (i.e., IRS Form W-8BEN, IRS Form W-8BEN-E, IRS Form W-8ECI, IRS Form W-8IMY or IRS Form W-8EXP), or an acceptable substitute, may be subject to backup withholding (currently at a rate of 24%) rate on dividends (including capital gain dividends) and on the proceeds of redemptions and exchanges. The MainStay Funds are also required to withhold U.S. tax (at a 30% rate) on payments of dividends as well as, effective January 1, 2019, redemption proceeds and certain capital gain dividends made to certain non-U.S. shareholders that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to determine whether such withholding is required. Non-U.S. shareholders are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the MainStay Funds.

Seek professional assistance. Your financial adviser can help you keep your investment goals coordinated with your tax considerations. However, regarding tax advice, always rely on your tax advisor. For additional information on federal, state and local taxation, see the SAI.

Do not overlook sales charges. The amount you pay in sales charges reduces gains and increases losses for tax purposes.

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Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts

This Appendix A discloses intermediary-specific sales charge waivers and discounts, if any. Please see the “Information on Sales Charges” section of the Prospectus for information about sales charge waivers and discounts available if you invest directly with a MainStay Fund or intermediaries not identified on this Appendix A. The terms or availability of waivers or discounts may be changed at any time.

The availability of initial and contingent deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Financial intermediaries specified on Appendix A may have different policies and procedures regarding, among other things, the availability of these waivers and discounts. To qualify for waivers or discounts not available through a particular financial intermediary, investors will have to purchase shares directly from the Funds (or the Distributor) or through another financial intermediary that makes available such waivers or discounts.

Purchases through any financial intermediary identified below are subject to sales charge waivers and/or discounts that are different from the sales charge waivers and/or discounts available for shares purchased directly from the Funds (or the Distributor). Financial intermediary-specific sales charge waivers and/or discounts are implemented and administered by each financial intermediary. This Appendix will be updated from time to time with changes to this Appendix or to add additional intermediaries.

In all instances, it is an investor’s responsibility to notify the financial intermediary of any facts that may qualify the investor for sales charge waivers or discounts. You may wish to contact your financial intermediary to ensure that you have the most current information regarding the sales charge waivers and discounts available to you and the steps you must take to qualify for available waivers and discounts.

Ameriprise Financial

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Prospectus or SAI:

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

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J.P. Morgan

Shareholders purchasing or redeeming Investor Class shares of a Fund through a J.P. Morgan self-directed brokerage account are eligible for a waiver of both the front-end sales charge or contingent deferred sales charge, as applicable, which may differ from the waiver eligibility requirements otherwise disclosed in the Prospectus or SAI.

LPL Financial

Shareholders purchasing Class A shares of a Fund through LPL Financial’s mutual fund only platform will be able to purchase shares without imposition of a front-end sales charge, which may differ from the waiver eligibility requirements otherwise disclosed in the Prospectus or SAI.

Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Prospectus or SAI.

Front-End Sales Load Waivers on Class A Shares Available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program or exchanges of shares purchased through such a Merrill Lynch program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
Shares purchased from the proceeds of redemptions within the MainStay Group of Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

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CDSC Waivers on A, B and C Shares Available at Merrill Lynch

Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Class A shares sold as a result of exchanges of shares purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account
Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in this prospectus.
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of assets in the MainStay Group of Funds held by accounts within the purchaser’s household at Merrill Lynch. Eligible assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within the MainStay Group of Funds, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley Wealth Management

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Prospectus or SAI.

Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account
•

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged for Class A shares of the same fund pursuant to Morgan Stanley Wealth Management's share class conversion program

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

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Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation

•	Breakpoints as described in this prospectus.

•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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APPENDIX D

FINANCIAL HIGHLIGHTS OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS

The financial highlights tables are intended to help you understand the financial performance of the Acquired Funds and the Acquiring Funds for the past five fiscal years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and capital gain distributions and excluding all sales charges). This information relating to the past five fiscal years has been audited by KPMG LLP, whose report, along with the financial statements of the Acquired Funds and the Acquiring Funds, is included in the annual reports for the Acquired Funds and the Acquiring Funds, which are available upon request.

D-1

MainStay Retirement 2010 Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class A	2018	2017	2016		2015	2014
Net asset value at beginning of year	$10.63	$10.21	$10.37		$10.70	$10.74
Net investment income (loss) (a)	0.19	0.21	0.21		0.21	0.18
Net realized and unrealized gain (loss) on investments	(0.38)	0.69	0.07		(0.09)	0.49
Total from investment operations	(0.19)	0.90	0.28		0.12	0.67
Less dividends and distributions:
From net investment income	(0.25)	(0.26)	(0.22)		(0.19)	(0.20)
From net realized gain on investments	(0.75)	(0.22)	(0.22)		(0.26)	(0.51)
Total dividends and distributions	(1.00)	(0.48)	(0.44)		(0.45)	(0.71)
Net asset value at end of year	$9.44	$10.63	$10.21		$10.37	$10.70
Total investment return (b)	(2.10%)	9.29%	2.89%		1.21%	6.54%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.96%	2.04%	2.06	%(c)	2.03%	1.75%
Net expenses (d)	0.37%	0.37%	0.35	%(e)	0.37%	0.37%
Expenses (before waiver/reimbursement) (d)	0.90%	0.80%	0.73%		0.68%	0.67%
Portfolio turnover rate	48%	46%	45%		48%	69%
Net assets at end of year (in 000’s)	$4,541	$5,727	$6,321		$7,498	$9,099

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 2.05%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.37%.

	Year ended October 31,
Investor Class	2018	2017	2016		2015	2014
Net asset value at beginning of year	$10.68	$10.25	$10.41		$10.73	$10.77
Net investment income (loss) (a)	0.18	0.19	0.20		0.19	0.18
Net realized and unrealized gain (loss) on investments	(0.39)	0.71	0.07		(0.08)	0.48
Total from investment operations	(0.21)	0.90	0.27		0.11	0.66
Less dividends and distributions:
From net investment income	(0.22)	(0.25)	(0.21)		(0.17)	(0.19)
From net realized gain on investments	(0.75)	(0.22)	(0.22)		(0.26)	(0.51)
Total dividends and distributions	(0.97)	(0.47)	(0.43)		(0.43)	(0.70)
Net asset value at end of year	$9.50	$10.68	$10.25		$10.41	$10.73
Total investment return (b)	(2.23%)	9.24%	2.79%		1.04%	6.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.85%	1.81%	1.96	%(c)	1.79%	1.67%
Net expenses (d)	0.47%	0.47%	0.45	%(e)	0.47%	0.47%
Expenses (before waiver/reimbursement) (d)	1.57%	1.00%	1.02%		0.90%	0.76%
Portfolio turnover rate	48%	46%	45%		48%	69%
Net assets at end of year (in 000’s)	$604	$692	$1,508		$1,389	$1,343

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 1.95%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.47%.

D-2

MainStay Retirement 2010 Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class I	2018	2017	2016		2015	2014
Net asset value at beginning of year	$10.73	$10.30	$10.46		$10.79	$10.83
Net investment income (loss) (a)	0.22	0.23	0.23		0.23	0.21
Net realized and unrealized gain (loss) on investments	(0.39)	0.71	0.08		(0.08)	0.49
Total from investment operations	(0.17)	0.94	0.31		0.15	0.70
Less dividends and distributions:
From net investment income	(0.29)	(0.29)	(0.25)		(0.22)	(0.23)
From net realized gain on investments	(0.75)	(0.22)	(0.22)		(0.26)	(0.51)
Total dividends and distributions	(1.04)	(0.51)	(0.47)		(0.48)	(0.74)
Net asset value at end of year	$9.52	$10.73	$10.30		$10.46	$10.79
Total investment return (b)	(1.90%)	9.56%	3.15%		1.46%	6.79%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.19%	2.23%	2.31	%(c)	2.17%	2.02%
Net expenses (d)	0.12%	0.12%	0.10	%(e)	0.12%	0.12%
Expenses (before waiver/reimbursement) (d)	0.65%	0.56%	0.49%		0.43%	0.42%
Portfolio turnover rate	48%	46%	45%		48%	69%
Net assets at end of year (in 000’s)	$26,439	$29,130	$38,545		$39,519	$45,279

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 2.30%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.12%.

	Year ended October 31,					August 21, 2014**
Class R1	2018	2017	2016		2015	through October 31, 2014
Net asset value at beginning of period	$11.02	$10.30	$10.46		$10.79	$10.78
Net investment income (loss) (a)	0.19	0.22	0.23		0.22	0.04
Net realized and unrealized gain (loss) on investments	(0.38)	0.72	0.07		(0.08)	(0.03)
Total from investment operations	(0.19)	0.94	0.30		0.14	0.01
Less dividends and distributions:
From net investment income	(0.27)	—	(0.24)		(0.21)	—
From net realized gain on investments	(0.75)	(0.22)	(0.22)		(0.26)	—
Total dividends and distributions	(1.02)	(0.22)	(0.46)		(0.47)	—
Net asset value at end of period	$9.81	$11.02	$10.30		$10.46	$10.79
Total investment return (b)	(1.96%)	9.35%	3.09%		1.35%	0.09	%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.91%	2.06%	2.29	%(d)	2.06%	2.07	%††
Net expenses (e)	0.22%	0.22%	0.19	%(f)	0.22%	0.22	%††
Expenses (before waiver/reimbursement) (e)	0.75%	0.65%	0.56%		0.53%	0.54	%††
Portfolio turnover rate	48%	46%	45%		48%	69%
Net assets at end of period (in 000’s)	$2,032	$27	$25		$15,645	$17,477

**	Inception date.
††	Annualized.

(a)          Per share data based on average shares outstanding during the period.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d)          Without the custody fee reimbursement, net investment income (loss) would have been 2.28%.

(e)           In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)           Without the custody fee reimbursement, net expenses would have been 0.22%.

D-3

MainStay Retirement 2010 Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class R3	2018	2017	2016		2015	2014
Net asset value at beginning of year	$10.86	$10.40	$10.55		$10.87	$10.73
Net investment income (loss) (a)	0.16	0.15	0.18		0.17	0.15
Net realized and unrealized gain (loss) on investments	(0.40)	0.73	0.08		(0.08)	0.50
Total from investment operations	(0.24)	0.88	0.26		0.09	0.65
Less dividends and distributions:
From net investment income	(0.21)	(0.20)	(0.19)		(0.15)	—
From net realized gain on investments	(0.75)	(0.22)	(0.22)		(0.26)	(0.51)
Total dividends and distributions	(0.96)	(0.42)	(0.41)		(0.41)	(0.51)
Net asset value at end of year	$9.66	$10.86	$10.40		$10.55	$10.87
Total investment return (b)	(2.46%)	8.85%	2.57%		0.83%	6.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.59%	1.46%	1.75	%(c)	1.55%	1.44%
Net expenses (d)	0.72%	0.72%	0.67	%(e)	0.72%	0.72%
Expenses (before reimbursement/waiver) (d)	1.25%	1.16%	1.13%		1.03%	1.02%
Portfolio turnover rate	48%	46%	45%		48%	69%
Net assets at end of year (in 000’s)	$68	$70	$41		$11	$11

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 1.69%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.72%.

D-4

MainStay Retirement 2020 Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class A	2018	2017	2016		2015	2014
Net asset value at beginning of year	$11.46	$10.51	$10.76		$10.99	$10.70
Net investment income (loss) (a)	0.18	0.19	0.18		0.20	0.15
Net realized and unrealized gain (loss) on investments	(0.35)	1.21	0.02		(0.04)	0.64
Total from investment operations	(0.17)	1.40	0.20		0.16	0.79
Less dividends and distributions:
From net investment income	(0.24)	(0.22)	(0.20)		(0.17)	(0.17)
From net realized gain on investments	(0.76)	(0.23)	(0.25)		(0.22)	(0.33)
Total dividends and distributions	(1.00)	(0.45)	(0.45)		(0.39)	(0.50)
Net asset value at end of year	$10.29	$11.46	$10.51		$10.76	$10.99
Total investment return (b)	(1.80%)	13.82%	1.99%		1.50%	7.59%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.63%	1.80%	1.71	%(c)	1.81%	1.40%
Net expenses (d)	0.37%	0.37%	0.36	%(e)	0.37%	0.37%
Expenses (before waiver/reimbursement) (d)	0.53%	0.51%	0.51%		0.50%	0.52%
Portfolio turnover rate	52%	45%	48%		49%	64%
Net assets at end of year (in 000’s)	$22,150	$22,240	$18,083		$17,155	$21,397

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 1.70%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.37%.

	Year ended October 31,
Investor Class	2018	2017	2016		2015	2014
Net asset value at beginning of year	$11.47	$10.52	$10.78		$11.00	$10.71
Net investment income (loss) (a)	0.17	0.17	0.16		0.16	0.14
Net realized and unrealized gain (loss) on investments	(0.35)	1.22	0.02		(0.01)	0.64
Total from investment operations	(0.18)	1.39	0.18		0.15	0.78
Less dividends and distributions:
From net investment income	(0.21)	(0.21)	(0.19)		(0.15)	(0.16)
From net realized gain on investments	(0.76)	(0.23)	(0.25)		(0.22)	(0.33)
Total dividends and distributions	(0.97)	(0.44)	(0.44)		(0.37)	(0.49)
Net asset value at end of year	$10.32	$11.47	$10.52		$10.78	$11.00
Total investment return (b)	(1.87%)	13.69%	1.80%		1.46%	7.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.54%	1.58%	1.59	%(c)	1.46%	1.27%
Net expenses (d)	0.47%	0.47%	0.46	%(e)	0.47%	0.47%
Expenses (before waiver/reimbursement) (d)	0.90%	0.69%	0.68%		0.66%	0.69%
Portfolio turnover rate	52%	45%	48%		49%	64%
Net assets at end of year (in 000’s)	$3,290	$3,304	$8,243		$7,395	$6,840

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 1.58%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.47%.

D-5

MainStay Retirement 2020 Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class I	2018	2017	2016		2015	2014
Net asset value at beginning of year	$11.54	$10.58	$10.83		$11.06	$10.76
Net investment income (loss) (a)	0.21	0.22	0.20		0.20	0.17
Net realized and unrealized gain (loss) on investments	(0.35)	1.21	0.03		(0.01)	0.65
Total from investment operations	(0.14)	1.43	0.23		0.19	0.82
Less dividends and distributions:
From net investment income	(0.28)	(0.24)	(0.23)		(0.20)	(0.19)
From net realized gain on investments	(0.76)	(0.23)	(0.25)		(0.22)	(0.33)
Total dividends and distributions	(1.04)	(0.47)	(0.48)		(0.42)	(0.52)
Net asset value at end of year	$10.36	$11.54	$10.58		$10.83	$11.06
Total investment return (b)	(1.58%)	14.07%	2.24%		1.82%	7.90%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.89%	2.04%	1.96	%(c)	1.82%	1.58%
Net expenses (d)	0.12%	0.12%	0.11	%(e)	0.12%	0.12%
Expenses (before waiver/reimbursement) (d)	0.28%	0.26%	0.26%		0.25%	0.26%
Portfolio turnover rate	52%	45%	48%		49%	64%
Net assets at end of year (in 000’s)	$86,537	$95,520	$116,812		$114,763	$114,587

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 1.95%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.12%.

	Year ended October 31,					August 21, 2014** through October 31,
Class R1	2018	2017	2016		2015	2014
Net asset value at beginning of period	$11.79	$10.57	$10.83		$11.07	$11.06
Net investment income (loss) (a)	0.16	0.20	0.20		0.19	0.03
Net realized and unrealized gain (loss) on investments	(0.30)	1.25	0.01		(0.01)	(0.02)
Total from investment operations	(0.14)	1.45	0.21		0.18	0.01
Less dividends and distributions:
From net investment income	(0.27)	—	(0.22)		(0.20)	—
From net realized gain on investments	(0.76)	(0.23)	(0.25)		(0.22)	—
Total dividends and distributions	(1.03)	(0.23)	(0.47)		(0.42)	—
Net asset value at end of period	$10.62	$11.79	$10.57		$10.83	$11.07
Total investment return (b)	(1.54%)	13.98%	2.03%		1.67%	0.09	%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.44%	1.83%	1.96	%(d)	1.74%	1.38	%††
Net expenses (e)	0.22%	0.22%	0.21	%(f)	0.22%	0.22	%††
Expenses (before waiver/reimbursement) (e)	0.38%	0.36%	0.35%		0.35%	0.35	%††
Portfolio turnover rate	52%	45%	48%		49%	64%
Net assets at end of period (in 000’s)	$2,063	$28	$25		$30,610	$30,258

**	Inception date.
††	Annualized.

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d)          Without the custody fee reimbursement, net investment income (loss) would have been 1.95%.

(e)           In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)           Without the custody fee reimbursement, net expenses would have been 0.22%.

D-6

MainStay Retirement 2020 Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class R2	2018	2017	2016		2015	2014
Net asset value at beginning of year	$11.53	$10.50	$10.76		$10.99	$10.70
Net investment income (loss) (a)	0.27	0.18	0.16		0.17	0.14
Net realized and unrealized gain (loss) on investments	(0.46)	1.22	0.02		(0.02)	0.64
Total from investment operations	(0.19)	1.40	0.18		0.15	0.78
Less dividends and distributions:
From net investment income	(0.23)	(0.14)	(0.19)		(0.16)	(0.16)
From net realized gain on investments	(0.76)	(0.23)	(0.25)		(0.22)	(0.33)
Total dividends and distributions	(0.99)	(0.37)	(0.44)		(0.38)	(0.49)
Net asset value at end of year	$10.35	$11.53	$10.50		$10.76	$10.99
Total investment return (b)	(2.01%)	13.71%	1.80%		1.43%	7.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.44%	1.63%	1.60	%(c)	1.59%	1.26%
Net expenses (d)	0.47%	0.47%	0.46	%(e)	0.47%	0.47%
Expenses (before waiver/reimbursement) (d)	0.62%	0.61%	0.61%		0.60%	0.61%
Portfolio turnover rate	52%	45%	48%		49%	64%
Net assets at end of year (in 000’s)	$76	$2,888	$2,818		$2,661	$5,082

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 1.59%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.47%.

	Year ended October 31,
Class R3	2018	2017	2016		2015	2014
Net asset value at beginning of year	$11.63	$10.59	$10.85		$11.08	$10.66
Net investment income (loss) (a)	0.15	0.17	0.12		0.17	0.12
Net realized and unrealized gain (loss) on investments	(0.36)	1.21	0.04		(0.05)	0.63
Total from investment operations	(0.21)	1.38	0.16		0.12	0.75
Less dividends and distributions:
From net investment income	(0.20)	(0.11)	(0.17)		(0.13)	(0.00)‡
From net realized gain on investments	(0.76)	(0.23)	(0.25)		(0.22)	(0.33)
Total dividends and distributions	(0.96)	(0.34)	(0.42)		(0.35)	(0.33)
Net asset value at end of year	$10.46	$11.63	$10.59		$10.85	$11.08
Total investment return (b)	(2.13%)	13.44%	1.57%		1.13%	7.22%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.33%	1.56%	1.13	%(c)	1.52%	1.13%
Net expenses (d)	0.72%	0.72%	0.71	%(e)	0.72%	0.72%
Expenses (before reimbursement/waiver) (d)	0.88%	0.86%	0.86%		0.85%	0.86%
Portfolio turnover rate	52%	45%	48%		49%	64%
Net assets at end of year (in 000’s)	$59	$72	$97		$35	$78

‡             Less than one cent per share.

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 1.12%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.72%.

D-7

MainStay Retirement 2030 Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class A	2018	2017	2016	2015	2014
Net asset value at beginning of year	$11.85	$10.52	$10.87	$11.03	$10.63
Net investment income (loss) (a)	0.16	0.19	0.15	0.20	0.12
Net realized and unrealized gain (loss) on investments	(0.29)	1.62	(0.05)	0.01	0.76
Total from investment operations	(0.13)	1.81	0.10	0.21	0.88
Less dividends and distributions:
From net investment income	(0.24)	(0.19)	(0.19)	(0.16)	(0.15)
From net realized gain on investments	(0.46)	(0.29)	(0.26)	(0.21)	(0.33)
Total dividends and distributions	(0.70)	(0.48)	(0.45)	(0.37)	(0.48)
Net asset value at end of year	$11.02	$11.85	$10.52	$10.87	$11.03
Total investment return (b)	(1.32%)	17.92%	1.11%	1.87%	8.47%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.39%	1.73%	1.48%	1.81%	1.12%
Net expenses (c)	0.37%	0.37%	0.37%	0.37%	0.37%
Expenses (before waiver/reimbursement) (c)	0.47%	0.48%	0.50%	0.49%	0.52%
Portfolio turnover rate	43%	43%	43%	42%	68%
Net assets at end of year (in 000’s)	$35,405	$30,637	$18,130	$15,685	$21,484

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,
Investor Class	2018	2017	2016	2015	2014
Net asset value at beginning of year	$11.86	$10.52	$10.87	$11.03	$10.64
Net investment income (loss) (a)	0.15	0.17	0.14	0.14	0.10
Net realized and unrealized gain (loss) on investments	(0.29)	1.64	(0.04)	0.05	0.76
Total from investment operations	(0.14)	1.81	0.10	0.19	0.86
Less dividends and distributions:
From net investment income	(0.21)	(0.18)	(0.19)	(0.14)	(0.14)
From net realized gain on investments	(0.46)	(0.29)	(0.26)	(0.21)	(0.33)
Total dividends and distributions	(0.67)	(0.47)	(0.45)	(0.35)	(0.47)
Net asset value at end of year	$11.05	$11.86	$10.52	$10.87	$11.03
Total investment return (b)	(1.42%)	17.91%	1.02%	1.74%	8.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.32%	1.51%	1.38%	1.23%	0.93%
Net expenses (c)	0.47%	0.47%	0.47%	0.47%	0.47%
Expenses (before waiver/reimbursement) (c)	0.88%	0.68%	0.71%	0.71%	0.73%
Portfolio turnover rate	43%	43%	43%	42%	68%
Net assets at end of year (in 000’s)	$7,342	$7,453	$14,397	$11,606	$9,428

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-8

MainStay Retirement 2030 Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class I	2018	2017	2016	2015	2014
Net asset value at beginning of year	$11.97	$10.62	$10.96	$11.13	$10.73
Net investment income (loss) (a)	0.20	0.21	0.18	0.18	0.14
Net realized and unrealized gain (loss) on investments	(0.31)	1.64	(0.04)	0.05	0.77
Total from investment operations	(0.11)	1.85	0.14	0.23	0.91
Less dividends and distributions:
From net investment income	(0.27)	(0.21)	(0.22)	(0.19)	(0.18)
From net realized gain on investments	(0.46)	(0.29)	(0.26)	(0.21)	(0.33)
Total dividends and distributions	(0.73)	(0.50)	(0.48)	(0.40)	(0.51)
Net asset value at end of year	$11.13	$11.97	$10.62	$10.96	$11.13
Total investment return (b)	(1.13%)	18.19%	1.44%	2.05%	8.66%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.67%	1.93%	1.76%	1.62%	1.26%
Net expenses (c)	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses (before waiver/reimbursement) (c)	0.22%	0.23%	0.25%	0.24%	0.26%
Portfolio turnover rate	43%	43%	43%	42%	68%
Net assets at end of year (in 000’s)	$205,281	$204,800	$194,728	$184,691	$169,153

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,				August 21, 2014** through October 31,
Class R1	2018	2017	2016	2015	2014
Net asset value at beginning of period	$12.19	$10.61	$10.95	$11.12	$11.13
Net investment income (loss) (a)	0.13	0.20	0.19	0.17	0.02
Net realized and unrealized gain (loss) on investments	(0.23)	1.67	(0.06)	0.05	(0.03)
Total from investment operations	(0.10)	1.87	0.13	0.22	(0.01)
Less dividends and distributions:
From net investment income	(0.27)	—	(0.21)	(0.18)	—
From net realized gain on investments	(0.46)	(0.29)	(0.26)	(0.21)	—
Total dividends and distributions	(0.73)	(0.29)	(0.47)	(0.39)	—
Net asset value at end of period	$11.36	$12.19	$10.61	$10.95	$11.12
Total investment return (b)	(1.07%)	18.04%	1.33%	1.98%	(0.09	)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.11%	1.78%	1.84%	1.54%	0.85	%††
Net expenses (d)	0.22%	0.22%	0.22%	0.22%	0.22	%††
Expenses (before waiver/reimbursement) (d)	0.32%	0.32%	0.34%	0.34%	0.35	%††
Portfolio turnover rate	43%	43%	43%	42%	68%
Net assets at end of period (in 000’s)	$4,232	$29	$25	$22,982	$21,771

**	Inception date.
††	Annualized.

(a)          Per share data based on average shares outstanding during the period.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-9

MainStay Retirement 2030 Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class R2	2018	2017	2016	2015	2014
Net asset value at beginning of year	$11.85	$10.50	$10.84	$11.01	$10.62
Net investment income (loss) (a)	0.29	0.17	0.15	0.16	0.10
Net realized and unrealized gain (loss) on investments	(0.44)	1.62	(0.05)	0.03	0.76
Total from investment operations	(0.15)	1.79	0.10	0.19	0.86
Less dividends and distributions:
From net investment income	(0.21)	(0.15)	(0.18)	(0.15)	(0.14)
From net realized gain on investments	(0.46)	(0.29)	(0.26)	(0.21)	(0.33)
Total dividends and distributions	(0.67)	(0.44)	(0.44)	(0.36)	(0.47)
Net asset value at end of year	$11.03	$11.85	$10.50	$10.84	$11.01
Total investment return (b)	(1.51%)	17.71%	1.11%	1.70%	8.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.57%	1.54%	1.41%	1.44%	0.94%
Net expenses (c)	0.47%	0.47%	0.47%	0.47%	0.47%
Expenses (before waiver/reimbursement) (c)	0.57%	0.58%	0.60%	0.59%	0.61%
Portfolio turnover rate	43%	43%	43%	42%	68%
Net assets at end of year (in 000’s)	$154	$5,514	$4,840	$4,524	$7,634

(a)           Per share data based on average shares outstanding during the year.

(b)           Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)           In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,
Class R3	2018	2017	2016	2015	2014
Net asset value at beginning of year	$11.99	$10.62	$10.96	$11.13	$10.62
Net investment income (loss) (a)	0.13	0.16	0.11	0.12	0.06
Net realized and unrealized gain (loss) on investments	(0.30)	1.63	(0.03)	0.05	0.78
Total from investment operations	(0.17)	1.79	0.08	0.17	0.84
Less dividends and distributions:
From net investment income	(0.20)	(0.13)	(0.16)	(0.13)	—
From net realized gain on investments	(0.46)	(0.29)	(0.26)	(0.21)	(0.33)
Total dividends and distributions	(0.66)	(0.42)	(0.42)	(0.34)	(0.33)
Net asset value at end of year	$11.16	$11.99	$10.62	$10.96	$11.13
Total investment return (b)	(1.64%)	17.43%	0.83%	1.47%	8.04%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.08%	1.44%	1.07%	1.06%	0.57%
Net expenses (c)	0.72%	0.72%	0.72%	0.72%	0.72%
Expenses (before reimbursement/waiver) (c)	0.82%	0.83%	0.85%	0.84%	0.86%
Portfolio turnover rate	43%	43%	43%	42%	68%
Net assets at end of year (in 000’s)	$406	$410	$414	$303	$317

(a)           Per share data based on average shares outstanding during the year.

(b)           Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)           In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-10

MainStay Retirement 2040 Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class A	2018	2017	2016		2015	2014
Net asset value at beginning of year	$12.24	$10.62	$11.03		$11.23	$10.73
Net investment income (loss) (a)	0.14	0.17	0.12		0.17	0.09
Net realized and unrealized gain (loss) on investments	(0.28)	1.95	(0.08)		0.06	0.83
Total from investment operations	(0.14)	2.12	0.04		0.23	0.92
Less dividends and distributions:
From net investment income	(0.23)	(0.17)	(0.17)		(0.15)	(0.14)
From net realized gain on investments	(0.39)	(0.33)	(0.28)		(0.28)	(0.28)
Total dividends and distributions	(0.62)	(0.50)	(0.45)		(0.43)	(0.42)
Net asset value at end of year	$11.48	$12.24	$10.62		$11.03	$11.23
Total investment return (b)	(1.36%)	20.77%	0.50%		2.03%	8.78%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.13%	1.50%	1.19	%(c)	1.56%	0.86%
Net expenses (d)	0.37%	0.37%	0.36	%(e)	0.37%	0.37%
Expenses (before waiver/reimbursement) (d)	0.49%	0.51%	0.54%		0.54%	0.60%
Portfolio turnover rate	42%	44%	38%		41%	83%
Net assets at end of year (in 000’s)	$25,629	$22,270	$10,187		$8,831	$12,924

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 1.18%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.37%.

	Year ended October 31,
Investor Class	2018	2017	2016		2015	2014
Net asset value at beginning of year	$12.29	$10.66	$11.08		$11.27	$10.76
Net investment income (loss) (a)	0.13	0.15	0.11		0.10	0.07
Net realized and unrealized gain (loss) on investments	(0.28)	1.97	(0.09)		0.12	0.85
Total from investment operations	(0.15)	2.12	0.02		0.22	0.92
Less dividends and distributions:
From net investment income	(0.20)	(0.16)	(0.16)		(0.13)	(0.13)
From net realized gain on investments	(0.39)	(0.33)	(0.28)		(0.28)	(0.28)
Total dividends and distributions	(0.59)	(0.49)	(0.44)		(0.41)	(0.41)
Net asset value at end of year	$11.55	$12.29	$10.66		$11.08	$11.27
Total investment return (b)	(1.40%)	20.67%	0.32%		1.95%	8.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.07%	1.32%	1.07	%(c)	0.93%	0.68%
Net expenses (d)	0.47%	0.47%	0.46	%(e)	0.47%	0.47%
Expenses (before waiver/reimbursement) (d)	0.92%	0.75%	0.80%		0.79%	0.81%
Portfolio turnover rate	42%	44%	38%		41%	83%
Net assets at end of year (in 000’s)	$9,621	$9,064	$14,150		$11,231	$8,424

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 1.06%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.47%.

D-11

MainStay Retirement 2040 Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class I	2018	2017	2016		2015	2014
Net asset value at beginning of year	$12.40	$10.74	$11.16		$11.35	$10.83
Net investment income (loss) (a)	0.17	0.20	0.16		0.15	0.11
Net realized and unrealized gain (loss) on investments	(0.29)	1.98	(0.10)		0.11	0.86
Total from investment operations	(0.12)	2.18	0.06		0.26	0.97
Less dividends and distributions:
From net investment income	(0.26)	(0.19)	(0.20)		(0.17)	(0.17)
From net realized gain on investments	(0.39)	(0.33)	(0.28)		(0.28)	(0.28)
Total dividends and distributions	(0.65)	(0.52)	(0.48)		(0.45)	(0.45)
Net asset value at end of year	$11.63	$12.40	$10.74		$11.16	$11.35
Total investment return (b)	(1.16%)	21.15%	0.66%		2.31%	9.17%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.40%	1.71%	1.47	%(c)	1.36%	0.97%
Net expenses (d)	0.12%	0.12%	0.11	%(e)	0.12%	0.12%
Expenses (before waiver/reimbursement) (d)	0.24%	0.26%	0.29%		0.29%	0.34%
Portfolio turnover rate	42%	44%	38%		41%	83%
Net assets at end of year (in 000’s)	$178,313	$169,644	$152,163		$144,000	$131,608

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 1.46%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.12%.

	Year ended October 31,					August 21, 2014** through October 31,
Class R1	2018	2017	2016		2015	2014
Net asset value at beginning of period	$12.61	$10.74	$11.16		$11.35	$11.36
Net investment income (loss) (a)	0.10	0.18	0.16		0.14	0.01
Net realized and unrealized gain (loss) on investments	(0.22)	2.02	(0.11)		0.11	(0.02)
Total from investment operations	(0.12)	2.20	0.05		0.25	(0.01)
Less dividends and distributions:
From net investment income	(0.26)	—	(0.19)		(0.16)	—
From net realized gain on investments	(0.39)	(0.33)	(0.28)		(0.28)	—
Total dividends and distributions	(0.65)	(0.33)	(0.47)		(0.44)	—
Net asset value at end of period	$11.84	$12.61	$10.74		$11.16	$11.35
Total investment return (b)	(1.21%)	20.99%	0.60%		2.21%	(0.09	)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.79%	1.55%	1.52	%(d)	1.26%	0.37	%††
Net expenses (e)	0.22%	0.22%	0.21	%(f)	0.22%	0.22	%††
Expenses (before waiver/reimbursement) (e)	0.34%	0.36%	0.39%		0.39%	0.41	%††
Portfolio turnover rate	42%	44%	38%		41%	83%
Net assets at end of period (in 000’s)	$5,610	$34	$27		$12,902	$12,248

**	Inception date.
††	Annualized.

(a)          Per share data based on average shares outstanding during the period.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d)          Without the custody fee reimbursement, net investment income (loss) would have been 1.51%.

(e)           In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)           Without the custody fee reimbursement, net expenses would have been 0.22

D-12

MainStay Retirement 2040 Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class R2	2018	2017	2016		2015	2014
Net asset value at beginning of year	$12.29	$10.64	$11.06		$11.26	$10.75
Net investment income (loss) (a)	0.35	0.15	0.12		0.13	0.08
Net realized and unrealized gain (loss) on investments	(0.53)	1.97	(0.10)		0.08	0.84
Total from investment operations	(0.18)	2.12	0.02		0.21	0.92
Less dividends and distributions:
From net investment income	(0.18)	(0.14)	(0.16)		(0.13)	(0.13)
From net realized gain on investments	(0.39)	(0.33)	(0.28)		(0.28)	(0.28)
Total dividends and distributions	(0.57)	(0.47)	(0.44)		(0.41)	(0.41)
Net asset value at end of year	$11.54	$12.29	$10.64		$11.06	$11.26
Total investment return (b)	(1.67%)	20.70%	0.31%		1.92%	8.79%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.97%	1.31%	1.12	%(c)	1.18%	0.71%
Net expenses (d)	0.47%	0.47%	0.46	%(e)	0.47%	0.47%
Expenses (before waiver/reimbursement) (d)	0.59%	0.61%	0.64%		0.64%	0.70%
Portfolio turnover rate	42%	44%	38%		41%	83%
Net assets at end of year (in 000’s)	$59	$6,695	$5,364		$5,093	$7,791

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 1.11%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.47%.

	Year ended October 31,
Class R3	2018	2017	2016		2015	2014
Net asset value at beginning of year	$12.38	$10.72	$11.14		$11.32	$10.71
Net investment income (loss) (a)	0.08	0.05	0.08		0.08	0.08
Net realized and unrealized gain (loss) on investments	(0.27)	2.06	(0.09)		0.11	0.81
Total from investment operations	(0.19)	2.11	(0.01)		0.19	0.89
Less dividends and distributions:
From net investment income	(0.19)	(0.12)	(0.13)		(0.09)	—
From net realized gain on investments	(0.39)	(0.33)	(0.28)		(0.28)	(0.28)
Total dividends and distributions	(0.58)	(0.45)	(0.41)		(0.37)	(0.28)
Net asset value at end of year	$11.61	$12.38	$10.72		$11.14	$11.32
Total investment return (b)	(1.75%)	20.40%	0.06%		1.72%	8.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.67%	0.43%	0.73	%(c)	0.71%	0.78%
Net expenses (d)	0.72%	0.72%	0.71	%(e)	0.72%	0.72%
Expenses (before reimbursement/waiver) (d)	0.84%	0.86%	0.88%		0.89%	0.95%
Portfolio turnover rate	42%	44%	38%		41%	83%
Net assets at end of year (in 000’s)	$277	$149	$26		$14	$11

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 0.72%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.72%.

D-13

MainStay Retirement 2050 Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class A	2018	2017	2016		2015	2014
Net asset value at beginning of year	$12.28	$10.54	$11.00		$11.16	$10.72
Net investment income (loss) (a)	0.11	0.13	0.11		0.16	0.07
Net realized and unrealized gain (loss) on investments	(0.23)	2.12	(0.10)		0.09	0.85
Total from investment operations	(0.12)	2.25	0.01		0.25	0.92
Less dividends and distributions:
From net investment income	(0.19)	(0.15)	(0.15)		(0.14)	(0.13)
From net realized gain on investments	(0.44)	(0.36)	(0.32)		(0.27)	(0.35)
Total dividends and distributions	(0.63)	(0.51)	(0.47)		(0.41)	(0.48)
Net asset value at end of year	$11.53	$12.28	$10.54		$11.00	$11.16
Total investment return (b)	(1.15%)	22.27%	0.10%		2.29%	8.82%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.91%	1.19%	1.08	%(c)	1.48%	0.62%
Net expenses (d)	0.37%	0.37%	0.36	%(e)	0.37%	0.37%
Expenses (before waiver/reimbursement) (d)	0.62%	0.67%	0.79%		0.79%	0.76%
Portfolio turnover rate	42%	48%	38%		42%	51%
Net assets at end of year (in 000’s)	$11,566	$8,917	$3,623		$3,503	$5,083

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 1.06%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.37%.

	Year ended October 31,
Investor Class	2018	2017	2016		2015	2014
Net asset value at beginning of year	$12.25	$10.52	$10.98		$11.14	$10.71
Net investment income (loss) (a)	0.11	0.12	0.09		0.09	0.05
Net realized and unrealized gain (loss) on investments	(0.24)	2.11	(0.09)		0.15	0.86
Total from investment operations	(0.13)	2.23	—		0.24	0.91
Less dividends and distributions:
From net investment income	(0.18)	(0.14)	(0.14)		(0.13)	(0.13)
From net realized gain on investments	(0.44)	(0.36)	(0.32)		(0.27)	(0.35)
Total dividends and distributions	(0.62)	(0.50)	(0.46)		(0.40)	(0.48)
Net asset value at end of year	$11.50	$12.25	$10.52		$10.98	$11.14
Total investment return (b)	(1.28%)	22.11%	0.03%		2.15%	8.69%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.88%	1.08%	0.88	%(c)	0.83%	0.49%
Net expenses (d)	0.47%	0.47%	0.46	%(e)	0.47%	0.47%
Expenses (before waiver/reimbursement) (d)	1.02%	0.92%	1.00%		1.00%	1.01%
Portfolio turnover rate	42%	48%	38%		42%	51%
Net assets at end of year (in 000’s)	$8,618	$8,194	$8,772		$6,494	$4,746

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 0.86%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.48%.

D-14

MainStay Retirement 2050 Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class I	2018	2017	2016		2015	2014
Net asset value at beginning of year	$12.38	$10.62	$11.08		$11.24	$10.79
Net investment income (loss) (a)	0.15	0.17	0.13		0.14	0.10
Net realized and unrealized gain (loss) on investments	(0.24)	2.12	(0.09)		0.13	0.86
Total from investment operations	(0.09)	2.29	0.04		0.27	0.96
Less dividends and distributions:
From net investment income	(0.23)	(0.17)	(0.18)		(0.16)	(0.16)
From net realized gain on investments	(0.44)	(0.36)	(0.32)		(0.27)	(0.35)
Total dividends and distributions	(0.67)	(0.53)	(0.50)		(0.43)	(0.51)
Net asset value at end of year	$11.62	$12.38	$10.62		$11.08	$11.24
Total investment return (b)	(0.94%)	22.56%	0.37%		2.47%	9.16%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.20%	1.49%	1.29	%(c)	1.22%	0.88%
Net expenses (d)	0.12%	0.12%	0.11	%(e)	0.12%	0.12%
Expenses (before waiver/reimbursement) (d)	0.37%	0.42%	0.54%		0.54%	0.52%
Portfolio turnover rate	42%	48%	38%		42%	51%
Net assets at end of year (in 000’s)	$97,201	$89,698	$77,341		$69,179	$58,948

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 1.27%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.12%.

	Year ended October 31,					August 21, 2014* through October 31,
Class R1	2018	2017	2016		2015	2014
Net asset value at beginning of period	$12.43	$10.63	$11.09		$11.23	$11.24
Net investment income (loss) (a)	0.08	0.16	0.14		0.12	0.00	‡
Net realized and unrealized gain (loss) on investments	(0.18)	2.13	(0.12)		0.15	(0.01)
Total from investment operations	(0.10)	2.29	0.02		0.27	(0.01)
Less dividends and distributions:
From net investment income	(0.22)	(0.13)	(0.16)		(0.14)	—
From net realized gain on investments	(0.44)	(0.36)	(0.32)		(0.27)	—
Total dividends and distributions	(0.66)	(0.49)	(0.48)		(0.41)	—
Net asset value at end of period	$11.67	$12.43	$10.63		$11.09	$11.23
Total investment return (b)	(1.03%)	22.39%	0.27%		2.44%	(0.09	)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.60%	1.36%	1.31	%(d)	1.09%	0.20	%††
Net expenses (e)	0.22%	0.22%	0.21	%(f)	0.22%	0.22	%††
Expenses (before waiver/reimbursement) (e)	0.47%	0.53%	0.64%		0.64%	0.68	%††
Portfolio turnover rate	42%	48%	38%		42%	51%
Net assets at end of period (in 000’s)	$4,965	$32	$27		$4,129	$3,130

*	Inception date.
††	Annualized.

‡             Less than one cent per share.

(a)          Per share data based on average shares outstanding during the period.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d)          Without the custody fee reimbursement, net investment income (loss) would have been 1.29%.

(e)           In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)           Without the custody fee reimbursement, net expenses would have been 0.22%.

D-15

MainStay Retirement 2050 Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class R2	2018	2017	2016		2015	2014
Net asset value at beginning of year	$12.29	$10.54	$11.01		$11.17	$10.73
Net investment income (loss) (a)	0.38	0.14	0.10		0.12	0.06
Net realized and unrealized gain (loss) on investments	(0.50)	2.10	(0.10)		0.12	0.85
Total from investment operations	(0.12)	2.24	(0.00)		0.24	0.91
Less dividends and distributions:
From net investment income	(0.18)	(0.13)	(0.15)		(0.13)	(0.12)
From net realized gain on investments	(0.44)	(0.36)	(0.32)		(0.27)	(0.35)
Total dividends and distributions	(0.62)	(0.49)	(0.47)		(0.40)	(0.47)
Net asset value at end of year	$11.55	$12.29	$10.54		$11.01	$11.17
Total investment return (b)	(1.16%)	22.18%	(0.00	)%‡	2.16%	8.71%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.19%	1.20%	0.93	%(c)	1.10%	0.53%
Net expenses (d)	0.47%	0.47%	0.46	%(e)	0.47%	0.47%
Expenses (before waiver/reimbursement) (d)	0.74%	0.77%	0.89%		0.89%	0.87%
Portfolio turnover rate	42%	48%	38%		42%	51%
Net assets at end of year (in 000’s)	$126	$5,163	$4,464		$3,754	$6,157

‡	Less than one-hundredth of a percent.

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 0.91%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.47%.

	Year ended October 31,
Class R3	2018	2017	2016		2015	2014
Net asset value at beginning of year	$12.34	$10.59	$11.05		$11.20	$10.68
Net investment income (loss) (a)	0.08	0.08	0.07		0.08	(0.02)
Net realized and unrealized gain (loss) on investments	(0.25)	2.14	(0.10)		0.14	0.89
Total from investment operations	(0.17)	2.22	(0.03)		0.22	0.87
Less dividends and distributions:
From net investment income	(0.15)	(0.11)	(0.11)		(0.10)	—
From net realized gain on investments	(0.44)	(0.36)	(0.32)		(0.27)	(0.35)
Total dividends and distributions	(0.59)	(0.47)	(0.43)		(0.37)	(0.35)
Net asset value at end of year	$11.58	$12.34	$10.59		$11.05	$11.20
Total investment return (b)	(1.54%)	21.80%	(0.25%)		2.00%	8.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.62%	0.67%	0.64	%(c)	0.72%	(0.21%)
Net expenses (d)	0.72%	0.72%	0.71	%(e)	0.72%	0.72%
Expenses (before reimbursement/waiver) (d)	0.97%	1.02%	1.14%		1.14%	1.12%
Portfolio turnover rate	42%	48%	38%		42%	51%
Net assets at end of year (in 000’s)	$256	$268	$146		$110	$108

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          Without the custody fee reimbursement, net investment income (loss) would have been 0.62%.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(e)          Without the custody fee reimbursement, net expenses would have been 0.72%.

D-16

MainStay Retirement 2060

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,		February 29, 2016* through October 31,
Class A	2018	2017	2016
Net asset value at beginning of period	$13.28	$11.04	$10.00
Net investment income (loss) (a)	0.08	0.09	0.01
Net realized and unrealized gain (loss) on investments	(0.18)	2.45	1.03
Total from investment operations	(0.10)	2.54	1.04
Less dividends and distributions:
From net investment income	(0.15)	(0.15)	—
From net realized gain on investments	(0.41)	(0.15)	—
Total dividends and distributions	(0.56)	(0.30)	—
Net asset value at end of period	$12.62	$13.28	$11.04
Total investment return (b)	(0.92%)	23.63%	10.30	%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.60%	0.72%	0.14	%††
Net expenses (d)	0.37%	0.37%	0.37	%††
Expenses (before waiver/reimbursement) (d)	1.76%	2.00%	3.19	%††
Portfolio turnover rate	35%	28%	26%
Net assets at end of period (in 000’s)	$430	$109	$28

*	Inception date.
††	Annualized.

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,		February 29, 2016* through October 31,
Investor Class	2018	2017	2016
Net asset value at beginning of period	$13.25	$11.03	$10.00
Net investment income (loss) (a)	0.08	0.07	0.01
Net realized and unrealized gain (loss) on investments	(0.20)	2.45	1.02
Total from investment operations	(0.12)	2.52	1.03
Less dividends and distributions:
From net investment income	(0.14)	(0.15)	—
From net realized gain on investments	(0.41)	(0.15)	—
Total dividends and distributions	(0.55)	(0.30)	—
Net asset value at end of period	$12.58	$13.25	$11.03
Total investment return (b)	(1.08%)	23.40%	10.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.59%	0.60%	0.07	%††
Net expenses (c)	0.47%	0.47%	0.47	%††
Expenses (before waiver/reimbursement) (c)	2.41%	2.18%	3.55	%††
Portfolio turnover rate	35%	28%	26%
Net assets at end of period (in 000’s)	$684	$221	$88

*	Inception date.
††	Annualized.

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-17

MainStay Retirement 2060

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,		February 29, 2016* through October 31,
Class I	2018	2017	2016
Net asset value at beginning of period	$13.31	$11.05	$10.00
Net investment income (loss) (a)	0.15	0.16	0.03
Net realized and unrealized gain (loss) on investments	(0.22)	2.41	1.02
Total from investment operations	(0.07)	2.57	1.05
Less dividends and distributions:
From net investment income	(0.23)	(0.16)	—
From net realized gain on investments	(0.41)	(0.15)	—
Total dividends and distributions	(0.64)	(0.31)	—
Net asset value at end of period	$12.60	$13.31	$11.05
Total investment return (b)	(0.67%)	23.85%	10.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.09%	1.32%	0.39	%††
Net expenses (c)	0.12%	0.12%	0.12	%††
Expenses (before waiver/reimbursement) (c)	1.53%	1.94%	2.94	%††
Portfolio turnover rate	35%	28%	26%
Net assets at end of period (in 000’s)	$8,145	$7,186	$5,389

*	Inception date.
††	Annualized.

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,		February 29, 2016* through October 31,
Class R1	2018	2017	2016
Net asset value at beginning of period	$13.30	$11.05	$10.00
Net investment income (loss) (a)	0.07	0.15	0.02
Net realized and unrealized gain (loss) on investments	(0.14)	2.40	1.03
Total from investment operations	(0.07)	2.55	1.05
Less dividends and distributions:
From net investment income	(0.22)	(0.15)	—
From net realized gain on investments	(0.41)	(0.15)	—
Total dividends and distributions	(0.63)	(0.30)	—
Net asset value at end of period	$12.60	$13.30	$11.05
Total investment return (b)	(0.71%)	23.66%	10.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.51%	1.24%	0.27	%††
Net expenses (c)	0.22%	0.22%	0.22	%††
Expenses (before waiver/reimbursement) (c)	1.59%	2.05%	3.04	%††
Portfolio turnover rate	35%	28%	26%
Net assets at end of period (in 000’s)	$1,108	$34	$28

*	Inception date.
††	Annualized.

(a)          Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R1 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-18

MainStay Retirement 2060

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,		February 29, 2016* through October 31,
Class R2	2018	2017	2016
Net asset value at beginning of period	$13.27	$11.03	$10.00
Net investment income (loss) (a)	0.44	0.01	0.00	‡
Net realized and unrealized gain (loss) on investments	(0.58)	2.52	1.03
Total from investment operations	(0.14)	2.53	1.03
Less dividends and distributions:
From net investment income	(0.14)	(0.14)	—
From net realized gain on investments	(0.41)	(0.15)	—
Total dividends and distributions	(0.55)	(0.29)	—
Net asset value at end of period	$12.58	$13.27	$11.03
Total investment return (b)	(1.23%)	23.44%	10.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.46%	0.11%	0.04	%††
Net expenses (c)	0.47%	0.47%	0.47	%††
Expenses (before waiver/reimbursement) (c)	2.08%	2.05%	3.29	%††
Portfolio turnover rate	35%	28%	26%
Net assets at end of period (in 000’s)	$34	$864	$28

*	Inception date.
††	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,		February 29, 2016* through October 31,
Class R3	2018	2017	2016
Net asset value at beginning of period	$13.21	$11.01	$10.00
Net investment income (loss) (a)	0.07	0.08	(0.02)
Net realized and unrealized gain (loss) on investments	(0.22)	2.40	1.03
Total from investment operations	(0.15)	2.48	1.01
Less dividends and distributions:
From net investment income	(0.11)	(0.13)	—
From net realized gain on investments	(0.41)	(0.15)	—
Total dividends and distributions	(0.52)	(0.28)	—
Net asset value at end of period	$12.54	$13.21	$11.01
Total investment return (b)	(1.25%)	23.03%	10.10%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.51%	0.65%	(0.23	)%††
Net expenses (c)	0.72%	0.72%	0.72	%††
Expenses (before reimbursement/waiver) (c)	2.13%	2.50%	3.72	%††
Portfolio turnover rate	35%	28%	26%
Net assets at end of period (in 000’s)	$99	$98	$58

*	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-19

MainStay Conservative Allocation Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,

Class A	2018	2017	2016	2015	2014
Net asset value at beginning of year	$12.51	$11.60	$11.81	$12.52	$12.56
Net investment income (loss) (a)	0.22	0.22	0.23	0.25	0.22
Net realized and unrealized gain (loss) on investments	(0.55)	0.95	0.01	(0.23)	0.50
Total from investment operations	(0.33)	1.17	0.24	0.02	0.72
Less dividends and distributions:
From net investment income	(0.25)	(0.23)	(0.25)	(0.30)	(0.29)
From net realized gain on investments	(0.24)	(0.03)	(0.20)	(0.43)	(0.47)
Total dividends and distributions	(0.49)	(0.26)	(0.45)	(0.73)	(0.76)
Net asset value at end of year	$11.69	$12.51	$11.60	$11.81	$12.52
Total investment return (b)	(2.73%)	10.36%	2.10%	0.11%	5.95%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.77%	1.83%	1.99%	2.05%	1.81%
Net expenses (c)	0.36%	0.36%	0.36%	0.36%	0.35%
Portfolio turnover rate	59%	36%	44%	40%	45%
Net assets at end of year (in 000’s)	$299,016	$314,722	$253,377	$253,308	$244,098

(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,

Investor Class	2018	2017	2016	2015	2014
Net asset value at beginning of year	$12.51	$11.59	$11.81	$12.52	$12.56
Net investment income (loss) (a)	0.20	0.20	0.21	0.23	0.21
Net realized and unrealized gain (loss) on investments	(0.54)	0.96	0.01	(0.23)	0.49
Total from investment operations	(0.34)	1.16	0.22	0.00	0.70
Less dividends and distributions:
From net investment income	(0.24)	(0.21)	(0.24)	(0.28)	(0.27)
From net realized gain on investments	(0.24)	(0.03)	(0.20)	(0.43)	(0.47)
Total dividends and distributions	(0.48)	(0.24)	(0.44)	(0.71)	(0.74)
Net asset value at end of year	$11.69	$12.51	$11.59	$11.81	$12.52
Total investment return (b)	(2.88%)	10.18%	1.96%	(0.03%)	5.79%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.60%	1.63%	1.85%	1.91%	1.67%
Net expenses (c)	0.51%	0.51%	0.50%	0.50%	0.50%
Expenses (before waiver/reimbursement) (c)	0.54%	0.51%	0.50%	0.50%	0.50%
Portfolio turnover rate	59%	36%	44%	40%	45%
Net assets at end of year (in 000’s)	$37,828	$37,533	$74,166	$71,083	$65,991

(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-20

MainStay Conservative Allocation Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,

Class B	2018	2017	2016	2015	2014
Net asset value at beginning of year	$12.46	$11.55	$11.76	$12.47	$12.51
Net investment income (loss) (a)	0.11	0.11	0.13	0.14	0.11
Net realized and unrealized gain (loss) on investments	(0.55)	0.95	0.01	(0.23)	0.50
Total from investment operations	(0.44)	1.06	0.14	(0.09)	0.61
Less dividends and distributions:
From net investment income	(0.14)	(0.12)	(0.15)	(0.19)	(0.18)
From net realized gain on investments	(0.24)	(0.03)	(0.20)	(0.43)	(0.47)
Total dividends and distributions	(0.38)	(0.15)	(0.35)	(0.62)	(0.65)
Net asset value at end of year	$11.64	$12.46	$11.55	$11.76	$12.47
Total investment return (b)	(3.63%)	9.30%	1.29%	(0.78%)	5.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.89%	0.95%	1.11%	1.17%	0.93%
Net expenses (c)	1.26%	1.27%	1.25%	1.25%	1.25%
Expenses (before waiver/reimbursement) (c)	1.29%	1.27%	1.25%	1.25%	1.25%
Portfolio turnover rate	59%	36%	44%	40%	45%
Net assets at end of year (in 000’s)	$21,988	$29,807	$32,850	$37,098	$39,583

(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,

Class C	2018	2017	2016	2015	2014
Net asset value at beginning of year	$12.45	$11.54	$11.76	$12.47	$12.51
Net investment income (loss) (a)	0.11	0.11	0.13	0.14	0.11
Net realized and unrealized gain (loss) on investments	(0.54)	0.95	0.00 ‡	(0.23)	0.50
Total from investment operations	(0.43)	1.06	0.13	(0.09)	0.61
Less dividends and distributions:
From net investment income	(0.14)	(0.12)	(0.15)	(0.19)	(0.18)
From net realized gain on investments	(0.24)	(0.03)	(0.20)	(0.43)	(0.47)
Total dividends and distributions	(0.38)	(0.15)	(0.35)	(0.62)	(0.65)
Net asset value at end of year	$11.64	$12.45	$11.54	$11.76	$12.47
Total investment return (b)	(3.56%)	9.31%	1.20%	(0.78%)	5.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.89%	0.93%	1.10%	1.16%	0.90%
Net expenses (c)	1.26%	1.27%	1.25%	1.25%	1.25%
Expenses (before waiver/reimbursement) (c)	1.29%	1.27%	1.25%	1.25%	1.25%
Portfolio turnover rate	59%	36%	44%	40%	45%
Net assets at end of year (in 000’s)	$57,482	$74,457	$75,946	$79,242	$71,051

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-21

MainStay Conservative Allocation Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,

Class I	2018		2017	2016	2015	2014
Net asset value at beginning of year	$12.61		$11.69	$11.90	$12.61	$12.64
Net investment income (loss) (a)	0.26		0.25	0.26	0.28	0.25
Net realized and unrealized gain (loss) on investments	(0.54)		0.96	0.01	(0.23)	0.51
Total from investment operations	(0.28)		1.21	0.27	0.05	0.76
Less dividends and distributions:
From net investment income	(0.29)		(0.26)	(0.28)	(0.33)	(0.32)
From net realized gain on investments	(0.24)		(0.03)	(0.20)	(0.43)	(0.47)
Total dividends and distributions	(0.53)		(0.29)	(0.48)	(0.76)	(0.79)
Net asset value at end of year	$11.80		$12.61	$11.69	$11.90	$12.61
Total investment return (b)	(2.38	%)(c)	10.54%	2.42%	0.36%	6.25%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.12%		2.05%	2.28%	2.33%	2.01%
Net expenses (d)	0.11%		0.12%	0.11%	0.11%	0.10%
Portfolio turnover rate	59%		36%	44%	40%	45%
Net assets at end of year (in 000’s)	$8,036		$12,532	$12,224	$15,928	$16,367

(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.

(d)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,		February 29, 2016* through October 31,
Class R3	2018	2017	2016
Net asset value at beginning of period	$12.50	$11.58	$10.88
Net investment income (loss) (a)	0.15	0.18	0.10
Net realized and unrealized gain (loss) on investments	(0.52)	0.96	0.72
Total from investment operations	(0.37)	1.14	0.82
Less dividends and distributions:
From net investment income	(0.22)	(0.19)	(0.12)
From net realized gain on investments	(0.24)	(0.03)	—
Total dividends and distributions	(0.46)	(0.22)	(0.12)
Net asset value at end of period	$11.67	$12.50	$11.58
Total investment return (b)	(3.06%)	9.98%	7.59%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.25%	1.46%	1.34%††
Net expenses (c)	0.71%	0.71%	0.71%††
Portfolio turnover rate	59%	36%	44%
Net assets at end of period (in 000’s)	$442	$62	$56

*	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-22

MainStay Growth Allocation Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,

Class A	2018	2017	2016	2015	2014
Net asset value at beginning of year	$17.01	$14.37	$15.36	$16.01	$14.86
Net investment income (loss) (a)	0.12	0.12	0.10	0.14	0.04
Net realized and unrealized gain (loss) on investments	(0.59)	3.08	(0.28)	(0.08)	1.36
Total from investment operations	(0.47)	3.20	(0.18)	0.06	1.40
Less dividends and distributions:
From net investment income	(0.36)	(0.13)	(0.15)	(0.26)	(0.25)
From net realized gain on investments	(0.58)	(0.43)	(0.66)	(0.45)	—
Total dividends and distributions	(0.94)	(0.56)	(0.81)	(0.71)	(0.25)
Net asset value at end of year	$15.60	$17.01	$14.37	$15.36	$16.01
Total investment return (b)	(3.15%)	22.91%	(1.07%)	0.36%	9.53%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.69%	0.73%	0.73%	0.89%	0.24%
Net expenses (c)	0.38%	0.40%	0.41%	0.40%	0.39%
Portfolio turnover rate	48%	30%	25%	32%	37%
Net assets at end of year (in 000’s)	$236,201	$242,172	$128,723	$133,089	$127,986

(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,

Investor Class	2018	2017	2016	2015	2014
Net asset value at beginning of year	$16.98	$14.34	$15.33	$15.98	$14.84
Net investment income (loss) (a)	0.09	0.09	0.08	0.12	0.02
Net realized and unrealized gain (loss) on investments	(0.59)	3.09	(0.28)	(0.09)	1.35
Total from investment operations	(0.50)	3.18	(0.20)	0.03	1.37
Less dividends and distributions:
From net investment income	(0.32)	(0.11)	(0.13)	(0.23)	(0.23)
From net realized gain on investments	(0.58)	(0.43)	(0.66)	(0.45)	—
Total dividends and distributions	(0.90)	(0.54)	(0.79)	(0.68)	(0.23)
Net asset value at end of year	$15.58	$16.98	$14.34	$15.33	$15.98
Total investment return (b)	(3.34%)	22.80%	(1.23%)	0.19%	9.33%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.56%	0.61%	0.57%	0.75%	0.12%
Net expenses (c)	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.64%	0.59%	0.60%	0.57%	0.56%
Portfolio turnover rate	48%	30%	25%	32%	37%
Net assets at end of year (in 000’s)	$66,924	$71,378	$123,415	$119,362	$112,122

(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-23

MainStay Growth Allocation Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,

Class B	2018	2017	2016	2015	2014
Net asset value at beginning of year	$16.51	$13.96	$14.92	$15.57	$14.47
Net investment income (loss) (a)	(0.02)	(0.01)	(0.02)	0.01	(0.09)
Net realized and unrealized gain (loss) on investments	(0.60)	2.99	(0.27)	(0.10)	1.32
Total from investment operations	(0.62)	2.98	(0.29)	(0.09)	1.23
Less dividends and distributions:
From net investment income	(0.18)	(0.00)‡	(0.01)	(0.11)	(0.13)
From net realized gain on investments	(0.58)	(0.43)	(0.66)	(0.45)	—
Total dividends and distributions	(0.76)	(0.43)	(0.67)	(0.56)	(0.13)
Net asset value at end of year	$15.13	$16.51	$13.96	$14.92	$15.57
Total investment return (b)	(4.09%)	21.85%	(1.88%)	(0.57%)	8.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.13%)	(0.05%)	(0.13%)	0.05%	(0.61%)
Net expenses (c)	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.39%	1.35%	1.35%	1.32%	1.31%
Portfolio turnover rate	48%	30%	25%	32%	37%
Net assets at end of year (in 000’s)	$32,586	$43,643	$45,733	$53,265	$59,583

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,

Class C	2018	2017	2016	2015	2014
Net asset value at beginning of year	$16.53	$13.97	$14.94	$15.59	$14.49
Net investment income (loss) (a)	(0.03)	(0.02)	(0.02)	(0.01)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.59)	3.01	(0.28)	(0.08)	1.33
Total from investment operations	(0.62)	2.99	(0.30)	(0.09)	1.23
Less dividends and distributions:
From net investment income	(0.18)	(0.00)‡	(0.01)	(0.11)	(0.13)
From net realized gain on investments	(0.58)	(0.43)	(0.66)	(0.45)	—
Total dividends and distributions	(0.76)	(0.43)	(0.67)	(0.56)	(0.13)
Net asset value at end of year	$15.15	$16.53	$13.97	$14.94	$15.59
Total investment return (b)	(4.08%)	21.90%	(2.02%)	(0.51%)	8.54%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.16%)	(0.15%)	(0.16%)	(0.04%)	(0.66%)
Net expenses (c)	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.39%	1.35%	1.35%	1.32%	1.31%
Portfolio turnover rate	48%	30%	25%	32%	37%
Net assets at end of year (in 000’s)	$23,998	$29,233	$24,268	$25,841	$22,767

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-24

MainStay Growth Allocation Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,

Class I	2018	2017	2016	2015	2014
Net asset value at beginning of year	$17.29	$14.59	$15.58	$16.23	$15.05
Net investment income (loss) (a)	0.16	0.15	0.13	0.18	0.08
Net realized and unrealized gain (loss) on investments	(0.61)	3.15	(0.27)	(0.08)	1.39
Total from investment operations	(0.45)	3.30	(0.14)	0.10	1.47
Less dividends and distributions:
From net investment income	(0.40)	(0.17)	(0.19)	(0.30)	(0.29)
From net realized gain on investments	(0.58)	(0.43)	(0.66)	(0.45)	—
Total dividends and distributions	(0.98)	(0.60)	(0.85)	(0.75)	(0.29)
Net asset value at end of year	$15.86	$17.29	$14.59	$15.58	$16.23
Total investment return (b)	(2.98%)	23.27%	(0.79%)	0.60%	9.84%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.96%	0.95%	0.94%	1.11%	0.52%
Net expenses (c)	0.13%	0.15%	0.16%	0.15%	0.14%
Portfolio turnover rate	48%	30%	25%	32%	37%
Net assets at end of year (in 000’s)	$5,915	$6,751	$4,593	$3,970	$3,621

(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,		February 29, 2016* through October 31,
Class R3	2018	2017	2016
Net asset value at beginning of period	$16.96	$14.34	$12.94
Net investment income (loss) (a)	0.00 ‡	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	(0.53)	3.13	1.43
Total from investment operations	(0.53)	3.14	1.40
Less dividends and distributions:
From net investment income	(0.34)	(0.09)	—
From net realized gain on investments	(0.58)	(0.43)	—
Total dividends and distributions	(0.92)	(0.52)	—
Net asset value at end of period	$15.51	$16.96	$14.34
Total investment return (b)	(3.51%)	22.46%	10.82%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.01%	0.06%	(0.29	%)††
Net expenses (c)	0.73%	0.73%	0.75	%††
Expenses (before reimbursement/waiver) (c)	0.73%	0.73%	0.76	%††
Portfolio turnover rate	48%	30%	25%
Net assets at end of period (in 000’s)	$405	$204	$28

*	Inception date.
††	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-25

MainStay Moderate Allocation Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,

Class A	2018	2017	2016	2015	2014
Net asset value at beginning of year	$14.23	$12.83	$13.32	$14.19	$13.90
Net investment income (loss) (a)	0.20	0.20	0.20	0.23	0.19
Net realized and unrealized gain (loss) on investments	(0.53)	1.67	(0.06)	(0.15)	0.82
Total from investment operations	(0.33)	1.87	0.14	0.08	1.01
Less dividends and distributions:
From net investment income	(0.31)	(0.25)	(0.24)	(0.30)	(0.31)
From net realized gain on investments	(0.45)	(0.22)	(0.39)	(0.65)	(0.41)
Total dividends and distributions	(0.76)	(0.47)	(0.63)	(0.95)	(0.72)
Net asset value at end of year	$13.14	$14.23	$12.83	$13.32	$14.19
Total investment return (b)	(2.58%)	14.98%	1.15%	0.59%	7.47%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.47%	1.52%	1.61%	1.67%	1.36%
Net expenses (c)	0.34%	0.35%	0.35%	0.35%	0.34%
Portfolio turnover rate	52%	33%	37%	39%	47%
Net assets at end of year (in 000’s)	$480,956	$500,627	$349,764	$353,841	$339,189

(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,

Investor Class	2018	2017	2016	2015	2014
Net asset value at beginning of year	$14.22	$12.81	$13.31	$14.17	$13.89
Net investment income (loss) (a)	0.18	0.18	0.18	0.21	0.17
Net realized and unrealized gain (loss) on investments	(0.54)	1.67	(0.08)	(0.14)	0.81
Total from investment operations	(0.36)	1.85	0.10	0.07	0.98
Less dividends and distributions:
From net investment income	(0.27)	(0.22)	(0.21)	(0.28)	(0.29)
From net realized gain on investments	(0.45)	(0.22)	(0.39)	(0.65)	(0.41)
Total dividends and distributions	(0.72)	(0.44)	(0.60)	(0.93)	(0.70)
Net asset value at end of year	$13.14	$14.22	$12.81	$13.31	$14.17
Total investment return (b)	(2.78%)	14.89%	0.90%	0.50%	7.22%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.30%	1.32%	1.43%	1.52%	1.22%
Net expenses (c)	0.51%	0.53%	0.53%	0.52%	0.51%
Expenses (before waiver/reimbursement) (c)	0.58%	0.53%	0.53%	0.52%	0.51%
Portfolio turnover rate	52%	33%	37%	39%	47%
Net assets at end of year (in 000’s)	$84,202	$84,951	$168,146	$158,390	$146,793

(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-26

MainStay Moderate Allocation Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,

Class B	2018	2017	2016	2015	2014
Net asset value at beginning of year	$14.00	$12.62	$13.11	$13.97	$13.70
Net investment income (loss) (a)	0.08	0.08	0.09	0.11	0.07
Net realized and unrealized gain (loss) on investments	(0.53)	1.65	(0.08)	(0.14)	0.80
Total from investment operations	(0.45)	1.73	0.01	(0.03)	0.87
Less dividends and distributions:
From net investment income	(0.16)	(0.13)	(0.11)	(0.18)	(0.19)
From net realized gain on investments	(0.45)	(0.22)	(0.39)	(0.65)	(0.41)
Total dividends and distributions	(0.61)	(0.35)	(0.50)	(0.83)	(0.60)
Net asset value at end of year	$12.94	$14.00	$12.62	$13.11	$13.97
Total investment return (b)	(3.45%)	13.98%	0.17%	(0.27%)	6.48%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.60%	0.63%	0.71%	0.79%	0.49%
Net expenses (c)	1.26%	1.29%	1.28%	1.27%	1.26%
Expenses (before waiver/reimbursement) (c)	1.33%	1.29%	1.28%	1.27%	1.26%
Portfolio turnover rate	52%	33%	37%	39%	47%
Net assets at end of year (in 000’s)	$50,416	$67,352	$71,339	$80,474	$88,007

(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,

Class C	2018	2017	2016	2015	2014
Net asset value at beginning of year	$14.00	$12.62	$13.11	$13.97	$13.70
Net investment income (loss) (a)	0.08	0.08	0.09	0.10	0.06
Net realized and unrealized gain (loss) on investments	(0.54)	1.65	(0.08)	(0.13)	0.81
Total from investment operations	(0.46)	1.73	0.01	(0.03)	0.87
Less dividends and distributions:
From net investment income	(0.16)	(0.13)	(0.11)	(0.18)	(0.19)
From net realized gain on investments	(0.45)	(0.22)	(0.39)	(0.65)	(0.41)
Total dividends and distributions	(0.61)	(0.35)	(0.50)	(0.83)	(0.60)
Net asset value at end of year	$12.93	$14.00	$12.62	$13.11	$13.97
Total investment return (b)	(3.52%)	13.98%	0.17%	(0.27%)	6.48%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.59%	0.61%	0.69%	0.77%	0.45%
Net expenses (c)	1.26%	1.29%	1.28%	1.27%	1.26%
Expenses (before waiver/reimbursement) (c)	1.33%	1.29%	1.28%	1.27%	1.26%
Portfolio turnover rate	52%	33%	37%	39%	47%
Net assets at end of year (in 000’s)	$57,496	$69,641	$69,090	$71,281	$67,851

(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-27

MainStay Moderate Allocation Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,

Class I	2018	2017	2016	2015	2014
Net asset value at beginning of year	$14.34	$12.92	$13.41	$14.28	$13.98
Net investment income (loss) (a)	0.24	0.24	0.24	0.26	0.20
Net realized and unrealized gain (loss) on investments	(0.54)	1.68	(0.07)	(0.14)	0.85
Total from investment operations	(0.30)	1.92	0.17	0.12	1.05
Less dividends and distributions:
From net investment income	(0.35)	(0.28)	(0.27)	(0.34)	(0.34)
From net realized gain on investments	(0.45)	(0.22)	(0.39)	(0.65)	(0.41)
Total dividends and distributions	(0.80)	(0.50)	(0.66)	(0.99)	(0.75)
Net asset value at end of year	$13.24	$14.34	$12.92	$13.41	$14.28
Total investment return (b)	(2.39%)	15.32%	1.41%	0.84%	7.74%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.75%	1.76%	1.87%	1.88%	1.42%
Net expenses (c)	0.09%	0.10%	0.10%	0.10%	0.09%
Portfolio turnover rate	52%	33%	37%	39%	47%
Net assets at end of year (in 000’s)	$13,108	$14,973	$13,068	$13,702	$11,757

(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,		February 29, 2016* through October 31,
Class R3	2018	2017	2016
Net asset value at beginning of period	$14.20	$12.80	$11.77
Net investment income (loss) (a)	0.13	0.09	0.07
Net realized and unrealized gain (loss) on investments	(0.50)	1.73	0.96
Total from investment operations	(0.37)	1.82	1.03
Less dividends and distributions:
From net investment income	(0.29)	(0.20)	—
From net realized gain on investments	(0.45)	(0.22)	—
Total dividends and distributions	(0.74)	(0.42)	—
Net asset value at end of period	$13.09	$14.20	$12.80
Total investment return (b)	(2.91%)	14.63%	8.75%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.94%	0.64%	0.85	%††
Net expenses (c)	0.69%	0.69%	0.70	%††
Portfolio turnover rate	52%	33%	37%
Net assets at end of period (in 000’s)	$459	$212	$64

*	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-28

MainStay Moderate Growth Allocation Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,

Class A	2018	2017	2016	2015	2014
Net asset value at beginning of year	$15.96	$13.90	$14.65	$15.47	$14.54
Net investment income (loss) (a)	0.16	0.17	0.18	0.19	0.11
Net realized and unrealized gain (loss) on investments	(0.55)	2.41	(0.18)	(0.07)	1.11
Total from investment operations	(0.39)	2.58	—	0.12	1.22
Less dividends and distributions:
From net investment income	(0.36)	(0.20)	(0.20)	(0.28)	(0.29)
From net realized gain on investments	(0.45)	(0.32)	(0.55)	(0.66)	—
Total dividends and distributions	(0.81)	(0.52)	(0.75)	(0.94)	(0.29)
Net asset value at end of year	$14.76	$15.96	$13.90	$14.65	$15.47
Total investment return (b)	(2.75%)	19.05%	0.15%	0.81%	8.48%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.02%	1.16%	1.29%	1.30%	0.74%
Net expenses (c)	0.35%	0.36%	0.36%	0.36%	0.35%
Portfolio turnover rate	47%	32%	32%	36%	45%
Net assets at end of year (in 000’s)	$484,182	$499,998	$296,060	$301,459	$283,404

(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,

Investor Class	2018	2017	2016	2015	2014
Net asset value at beginning of year	$15.93	$13.88	$14.63	$15.45	$14.52
Net investment income (loss) (a)	0.14	0.14	0.15	0.17	0.09
Net realized and unrealized gain (loss) on investments	(0.55)	2.40	(0.17)	(0.08)	1.11
Total from investment operations	(0.41)	2.54	(0.02)	0.09	1.20
Less dividends and distributions:
From net investment income	(0.31)	(0.17)	(0.18)	(0.25)	(0.27)
From net realized gain on investments	(0.45)	(0.32)	(0.55)	(0.66)	—
Total dividends and distributions	(0.76)	(0.49)	(0.73)	(0.91)	(0.27)
Net asset value at end of year	$14.76	$15.93	$13.88	$14.63	$15.45
Total investment return (b)	(2.86%)	18.80%	(0.04%)	0.64%	8.31%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.87%	0.96%	1.09%	1.13%	0.61%
Net expenses (c)	0.52%	0.55%	0.55%	0.54%	0.52%
Expenses (before waiver/reimbursement) (c)	0.61%	0.55%	0.55%	0.54%	0.52%
Portfolio turnover rate	47%	32%	32%	36%	45%
Net assets at end of year (in 000’s)	$110,200	$116,058	$221,041	$207,598	$192,129

(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-29

MainStay Moderate Growth Allocation Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,

Class B	2018	2017	2016	2015	2014
Net asset value at beginning of year	$15.66	$13.65	$14.39	$15.20	$14.30
Net investment income (loss) (a)	0.03	0.04	0.05	0.06	(0.02)
Net realized and unrealized gain (loss) on investments	(0.55)	2.36	(0.18)	(0.07)	1.09
Total from investment operations	(0.52)	2.40	(0.13)	(0.01)	1.07
Less dividends and distributions:
From net investment income	(0.19)	(0.07)	(0.06)	(0.14)	(0.17)
From net realized gain on investments	(0.45)	(0.32)	(0.55)	(0.66)	—
Total dividends and distributions	(0.64)	(0.39)	(0.61)	(0.80)	(0.17)
Net asset value at end of year	$14.50	$15.66	$13.65	$14.39	$15.20
Total investment return (b)	(3.60%)	17.91%	(0.81%)	(0.08%)	7.49%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.18%	0.31%	0.39%	0.43%	(0.12%)
Net expenses (c)	1.27%	1.30%	1.30%	1.29%	1.27%
Expenses (before waiver/reimbursement) (c)	1.36%	1.31%	1.30%	1.29%	1.27%
Portfolio turnover rate	47%	32%	32%	36%	45%
Net assets at end of year (in 000’s)	$55,493	$75,863	$80,344	$93,000	$105,839

(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,

Class C	2018	2017	2016	2015	2014
Net asset value at beginning of year	$15.66	$13.65	$14.38	$15.20	$14.30
Net investment income (loss) (a)	0.02	0.04	0.05	0.05	(0.03)
Net realized and unrealized gain (loss) on investments	(0.54)	2.36	(0.17)	(0.07)	1.10
Total from investment operations	(0.52)	2.40	(0.12)	(0.02)	1.07
Less dividends and distributions:
From net investment income	(0.19)	(0.07)	(0.06)	(0.14)	(0.17)
From net realized gain on investments	(0.45)	(0.32)	(0.55)	(0.66)	—
Total dividends and distributions	(0.64)	(0.39)	(0.61)	(0.80)	(0.17)
Net asset value at end of year	$14.50	$15.66	$13.65	$14.38	$15.20
Total investment return (b)	(3.60%)	17.91%	(0.81%)	(0.08%)	7.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.14%	0.25%	0.36%	0.37%	(0.17%)
Net expenses (c)	1.27%	1.30%	1.30%	1.29%	1.27%
Expenses (before waiver/reimbursement) (c)	1.36%	1.31%	1.30%	1.29%	1.27%
Portfolio turnover rate	47%	32%	32%	36%	45%
Net assets at end of year (in 000’s)	$47,590	$55,873	$51,005	$52,870	$49,817

(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-30

MainStay Moderate Growth Allocation Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,

Class I	2018	2017	2016	2015	2014
Net asset value at beginning of year	$16.14	$14.05	$14.80	$15.62	$14.67
Net investment income (loss) (a)	0.21	0.21	0.21	0.22	0.12
Net realized and unrealized gain (loss) on investments	(0.56)	2.43	(0.17)	(0.06)	1.15
Total from investment operations	(0.35)	2.64	0.04	0.16	1.27
Less dividends and distributions:
From net investment income	(0.40)	(0.23)	(0.24)	(0.32)	(0.32)
From net realized gain on investments	(0.45)	(0.32)	(0.55)	(0.66)	—
Total dividends and distributions	(0.85)	(0.55)	(0.79)	(0.98)	(0.32)
Net asset value at end of year	$14.94	$16.14	$14.05	$14.80	$15.62
Total investment return (b)	(2.48%)	19.35%	0.41%	1.05%	8.78%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.32%	1.40%	1.54%	1.47%	0.82%
Net expenses (c)	0.10%	0.11%	0.11%	0.11%	0.10%
Portfolio turnover rate	47%	32%	32%	36%	45%
Net assets at end of year (in 000’s)	$8,129	$8,435	$6,976	$7,568	$7,048

(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year ended October 31,		February 29, 2016* through October 31,
Class R3	2018	2017	2016
Net asset value at beginning of period	$15.90	$13.87	$12.58
Net investment income (loss) (a)	0.06	0.03	0.04
Net realized and unrealized gain (loss) on investments	(0.49)	2.48	1.25
Total from investment operations	(0.43)	2.51	1.29
Less dividends and distributions:
From net investment income	(0.34)	(0.16)	—
From net realized gain on investments	(0.45)	(0.32)	—
Total dividends and distributions	(0.79)	(0.48)	—
Net asset value at end of period	$14.68	$15.90	$13.87
Total investment return (b)	(3.04%)	18.58%	10.25%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.38%	0.21%	0.39	%††
Net expenses (c)	0.70%	0.70%	0.71	%††
Portfolio turnover rate	47%	32%	32%
Net assets at end of period (in 000’s)	$449	$185	$43

*	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the year.

(b)          Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)          In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

D-31

APPENDIX E

RECORD DATE, OUTSTANDING SHARES AND INTERESTS OF CERTAIN PERSONS

The following shows the shares of the Acquired Funds that were outstanding as of the close of business on February 28, 2019 (the “Record Date”).

NAME OF FUNDS	SHARES OUTSTANDING
MainStay Conservative Allocation Fund	36,509,704
MainStay Moderate Allocation Fund	55,010,155
MainStay Moderate Growth Allocation Fund	51,854,043
MainStay Growth Allocation Fund	26,042,262

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the Acquired Funds. Shareholders indicated below holding greater than 25% or more of a Fund are considered “controlling persons” of that Fund under the 1940 Act.

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
MainStay Retirement 2010 Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	63,460.468	12.22%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		JOHN HANCOCK TRUST COMPANY LLC	95,894.348	18.46%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
		NEW YORK LIFE TRUST CO	30,193.425	5.81%
		CUST FOR THE IRA OF
		MANNING JOSEPH FERREIRA
		NEW YORK LIFE TRUST CO	31,692.959	6.10%
		CUST FOR THE IRA OF
		SHIRLENE B FOSTER
	CLASS I	JOHN HANCOCK TRUST COMPANY LLC	2,759,719.318	93.95%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
		NEW YORK LIFE PROGRESS-SHARING	171,192.833	5.83%
		STATE STREET BANK TTEE
		JASON LANDRY - PLAN CONTACT
		ONE LINCOLN ST
		BOSTON MA 02111-2901
	CLASS R1	NEW YORK LIFE INVESTMENT MGMT	2,947.988	100.00%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
	CLASS R3	NEW YORK LIFE INVESTMENT MGMT	1,297.662	16.91%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
		MONTEBELLO PROFESSIONAL PHARMACY	6,367.811	82.99%
		DEFINED BENEFIT PENSION PLAN
		KAM-YING GUO TTEE
		265 E BEVERLY BLVD STE B
		MONTEBELLO CA 90640-3735
MainStay Retirement 2020 Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	270,423.748	11.62%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

E-1

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		JOHN HANCOCK TRUST COMPANY LLC	271,650.056	11.67%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
	CLASS I	JOHN HANCOCK TRUST COMPANY LLC	7,938,431.972	87.92%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
		NEW YORK LIFE PROGRESS-SHARING	1,039,129.521	11.51%
		STATE STREET BANK TTEE
		JASON LANDRY - PLAN CONTACT
		ONE LINCOLN ST
		BOSTON MA 02111-2901
	CLASS R1	NEW YORK LIFE INVESTMENT MGMT	2,895.956	100.00%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
	CLASS R2	UBS WM USA	1,431.562	16.17%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		MID ATLANTIC TRUST COMPANY FBO	7,358.774	83.14%
		ADVALUE PHOTONICS INC. 401(K)
		PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228
	CLASS R3	NEW YORK LIFE INVESTMENT MGMT	1,155.842	55.38%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
		MID ATLANTIC TRUST COMPANY FBO	859.430	41.18%
		SALES DELIVERY SOLUTION INC 401(K)
		PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228
MainStay Retirement 2030 Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	370,685.949	10.57%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		JOHN HANCOCK TRUST COMPANY LLC	254,813.682	7.27%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
	CLASS I	JOHN HANCOCK TRUST COMPANY LLC	18,054,102.179	87.06%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
		NEW YORK LIFE PROGRESS-SHARING	2,683,105.303	12.94%
		STATE STREET BANK TTEE
		JASON LANDRY - PLAN CONTACT
		ONE LINCOLN ST
		BOSTON MA 02111-2901
	CLASS R1	NEW YORK LIFE INVESTMENT MGMT	2,814.275	100.00%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
	CLASS R2	UBS WM USA	16,885.790	87.10%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

E-2

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		MID ATLANTIC TRUST COMPANY FBO	2,486.492	12.83%
		ADVALUE PHOTONICS INC. 401(K)
		PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228
	CLASS R3	NATIONAL FINANCIAL SERVICES LLC	4,460.358	10.88%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		NATIONAL FINANCIAL SERVICES LLC	12,472.905	30.42%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		NATIONAL FINANCIAL SERVICES LLC	6,987.903	17.04%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		MID ATLANTIC TRUST COMPANY FBO	10,284.722	25.08%
		READFIELD MEATS, INC. 401(K)
		PROFIT SHARING PLAN
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228
		MID ATLANTIC TRUST COMPANY FBO	4,376.834	10.67%
		L&M CONSTRUCTION CO INC 401(K) PROF
		1251 WATERFRONT PLACE, SUITE 525
		PITTSBURGH PA 15222-4228
MainStay Retirement 2040 Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	154,666.288	6.23%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		JOHN HANCOCK TRUST COMPANY LLC	234,108.793	9.43%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
	CLASS I	JOHN HANCOCK TRUST COMPANY LLC	15,351,742.535	87.71%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
		NEW YORK LIFE PROGRESS-SHARING	2,148,151.743	12.27%
		STATE STREET BANK TTEE
		JASON LANDRY - PLAN CONTACT
		ONE LINCOLN ST
		BOSTON MA 02111-2901
	CLASS R1	NEW YORK LIFE INVESTMENT MGMT	2,777.667	66.52%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
		ASCENSUS TRUST CO FBO	1,398.318	33.48%
		ALLIANCE INSURANCE SERVICES LLC 401
		ASCENSUS TRUST COMPANY
		PO BOX 10577
		FARGO ND 58106-0577
	CLASS R2	UBS WM USA	6,148.761	99.77%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
	CLASS R3	EDENS CONSTRUCTION CO INC 401K	3,498.008	11.63%
		JOSHUA M CRAWFORD TTEE
		FBO ANGELA VITTORI
		2850 SE MARKET PL # 4
		STUART FL 34997-4965
		THE COLUMBUS BOTANICAL GARDENS	1,743.638	5.80%
		457 PLAN STEFAN BLOODWORTH TTEE
		3603 WEEMS RD
		COLUMBUS GA 31909-3701

E-3

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		NATIONAL FINANCIAL SERVICES LLC	10,437.790	34.71%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		NATIONAL FINANCIAL SERVICES LLC	3,570.813	11.87%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		ASCENSUS TRUST COMPANY FBO	6,631.951	22.05%
		DAVID SCHWARTZ RETIREMENT PLAN 482
		P.O. BOX 10758
		FARGO ND 58106-0758
MainStay Retirement 2050 Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	59,386.764	5.14%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
		JOHN HANCOCK TRUST COMPANY LLC	63,212.966	5.47%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
	CLASS I	JOHN HANCOCK TRUST COMPANY LLC	7,746,681.593	79.23%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
		NEW YORK LIFE PROGRESS-SHARING	2,030,639.959	20.77%
		STATE STREET BANK TTEE
		JASON LANDRY - PLAN CONTACT
		ONE LINCOLN ST
		BOSTON MA 02111-2901
	CLASS R1	NEW YORK LIFE INVESTMENT MGMT	2,878.819	84.33%
		TIMOTHY FLORIN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4600
		ASCENSUS TRUST CO FBO	535.137	15.67%
		ALLIANCE INSURANCE SERVICES LLC 401
		ASCENSUS TRUST COMPANY
		PO BOX 10577
		FARGO ND 58106-0577
	CLASS R2	UBS WM USA	10,806.178	86.60%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
		MID ATLANTIC TRUST COMPANY FBO	1,632.049	13.08%
		INNOVO STAFFING LLC 401(K) PROFIT S
		1251 WATERFRONT PLACE, SUITE 525
		PITTSBURGH PA 15222-4228
	CLASS R3	ASCENSUS TRUST COMPANY FBO	1,626.985	6.65%
		PREMIER FIELD DEVELOPMENT 401(K) PS
		P.O. BOX 10758
		FARGO ND 58106-0758
		NATIONAL FINANCIAL SERVICES LLC	15,962.453	65.21%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995
		MID ATLANTIC TRUST COMPANY FBO	4,002.769	16.35%
		LIFETIME FAMILY MEDICINE 401(K) PRO
		1251 WATERFRONT PLACE, SUITE 525
		PITTSBURGH PA 15222-4228
MainStay Retirement 2060 Fund	CLASS A	JOHN HANCOCK TRUST COMPANY	4,438.919	8.69%
		FRUIT ROYALE, INC NDFI
		JOHN CHARLES GALVAN
		7105 OUTINGDALE DR
		BAKERSFIELD CA 93309-2760

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NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		JOHN HANCOCK TRUST COMPANY	4,005.142	7.84%
		OREGON CITY GARAGE DOOR LLC
		RYAN J DISSEN
		11232 BRANDOW ST
		OREGON CITY OR 97045-7759
		NYLIAC SMA	2,936.839	5.75%
		ATTN ARTHUR SETER
		51 MADISON AVE
		NEW YORK NY 10010-1603
		NEW YORK LIFE TRUST CO	3,756.260	7.35%
		CUST FOR THE ROTH IRA OF
		KENNETH M MCCURRY
		NEW YORK LIFE TRUST CO	3,060.522	5.99%
		CUST FOR THE IRA OF
		LEYA F THOMAS
		MICHAEL P SEIDLING	3,330.182	6.52%
		NEW YORK LIFE TRUST CO	4,419.528	8.65%
		CUST FOR THE IRA OF
		POOJA SAHANI
		NEW YORK LIFE TRUST CO	8,280.754	16.21%
		CUST FOR THE DCD IRA OF
		DENBY K TAVARES DCD
		FBO JERICHA S TAVARES
	CLASS I	NYLIAC SMA	578,545.201	79.77%
		ATTN ARTHUR SETER
		51 MADISON AVE
		NEW YORK NY 10010-1603
		JOHN HANCOCK TRUST COMPANY LLC	146,691.435	20.23%
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324
	CLASS R1	NYLIAC SMA	2,957.669	100.00%
		ATTN ARTHUR SETER
		51 MADISON AVE
		NEW YORK NY 10010-1603
	CLASS R2	NYLIAC SMA	2,931.020	100.00%
		ATTN ARTHUR SETER
		51 MADISON AVE
		NEW YORK NY 10010-1603
	CLASS R3	NYLIAC SMA	2,917.027	33.71%
		ATTN ARTHUR SETER
		51 MADISON AVE
		NEW YORK NY 10010-1603
		MONTEBELLO PROFESSIONAL PHARMACY	5,454.925	63.04%
		DEFINED BENEFIT PENSION PLAN
		KAM-YING GUO TTEE
		265 E BEVERLY BLVD STE B
		MONTEBELLO CA 90640-3735

E-5

MAINSTAY FUNDS TRUST

MAINSTAY CONSERVATIVE ALLOCATION FUND
MAINSTAY MODERATE ALLOCATION FUND
MAINSTAY MODERATE GROWTH ALLOCATION FUND
MAINSTAY GROWTH ALLOCATION FUND

Statement of Additional Information

April 10, 2019

Acquisition of the Assets and the Assumption of the Liabilities of	By, and in Exchange for, Shares of
MainStay Retirement 2010 Fund	MainStay Conservative Allocation Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund	MainStay Moderate Allocation Fund
MainStay Retirement 2040 Fund	MainStay Moderate Growth Allocation Fund
MainStay Retirement 2050 Fund
MainStay Retirement 2060 Fund	MainStay Growth Allocation Fund
(each, an “Acquired Fund,” and, collectively, the “Acquired Funds”)	(each, an “Acquiring Fund,” and, collectively, the “Acquiring Funds”)
(each a series of MainStay Funds Trust) 51 Madison Avenue, New York, New York 10010

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Information Statement/Prospectus dated April 10, 2019, relating specifically to the proposed transfer of the assets of each Acquired Fund to the corresponding Acquiring Fund and the assumption of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to those of the Acquired Fund (each, a “Reorganization,” and, collectively, the “Reorganizations”). Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Information Statement/Prospectus. The Reorganizations are not subject to approval by the shareholders of the Acquired Funds.

To obtain a copy of the Information Statement/Prospectus, please contact MainStay Funds, 30 Hudson Street, Jersey City, New Jersey 07302, by calling toll-free 800-624-6782, or by visiting our website at mainstayinvestments.com.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information consists of these introductory pages, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	Statement of Additional Information of the Acquired Funds and the Acquiring Funds, dated February 28, 2019, as supplemented (File Number 811-22321, Accession Number 0001144204-19-008665);
2.	Statement of Additional Information dated April 10, 2019 related to this Information Statement;
3.	Annual Report to shareholders of the Acquired Funds for the fiscal year ended October 31, 2018 (File Number 811-22321, Accession Number 0001193125-19-002618); and
4.	Annual Report to shareholders of the Acquiring Funds for the fiscal year ended October 31, 2018 (File Number 811-22321, Accession Number 0001193125-19-002618)

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The Reorganizations

FINANCIAL STATEMENTS

For additional information, see the October 31, 2018 annual report of the Acquired Funds.

PRO FORMA FINANCIAL INFORMATION

The pro forma information provided herein should be read in conjunction with the annual reports noted above which are on file with the SEC and are available at no charge. The information provided herein is unaudited and is provided as of February 28, 2019, the assumed date of the Reorganization for purposes of this section. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.

The Acquired Funds and the Acquiring Funds are all managed by New York Life Investments and are each a series of MainStay Funds Trust. The Funds are “diversified” (as that term is defined in the 1940 Act) funds for purposes of the 1940 Act.

Given the benefits that will be received by the Acquired Funds, the cost of the Reorganization will be borne by the Acquired Funds. These direct costs are estimated to be between $50,000 and $60,000.

To better align the portfolio holdings of each Acquired Fund with its corresponding Acquiring Fund, it is anticipated that up to 15% of the securities held by each Acquired Fund will be sold before the Reorganization and reinvested in accordance with the investment strategies of the corresponding Acquiring Fund. Because the Funds invest in other mutual funds and exchange-traded funds rather than individual portfolio securities, it is not anticipated that significant transaction costs will be incurred in connection with this realignment process. However, any such fees or other costs would be borne by each Acquired Fund that conducts such transactions. Large shareholders of each Acquired Fund may choose to redeem their holdings in an Acquired Fund which, in turn, may cause the Acquired Fund to sell portfolio holdings (possibly at a disadvantageous price or time) to be able to redeem such shareholders in cash.

The purpose of each Reorganization is to combine funds with similar exposure to equities and fixed income investments. Each resulting combined fund offers economies of scale that may lead to lower shareholder expenses and greater growth potential. The Acquiring Funds will be the accounting survivors of the Reorganizations.

Each Acquired Fund offers six classes of shares: Investor Class, Class A, Class I, Class R1, Class R2 and Class R3 shares, except for MainStay Retirement 2010 Fund which does not offer Class R2 shares. Class A, Investor Class and Class R2 shares are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.25% of the average daily net assets of Class A, Investor Class and Class R2 shares. Class R3 shares are subject to a distribution fee equal to an annual rate of 0.25% of the average daily net assets of Class R3 shares along with a service fee equal to an annual rate of 0.25% of the average daily net assets of Class R3 shares. Class I and Class R1 shares are not subject to any distribution and/or service (12b-1) fees.

In connection with the Reorganization, Investor Class, Class A, Class I, Class R1, Class R2 and Class R3 shares shareholders of each Acquired Fund will receive Investor Class, Class A, Class I, Class R1, Class R2 and Class R3 shares, respectively, of the corresponding Acquiring Fund. Class A, Investor Class and Class R2 shares of each Acquiring Fund are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.25% of the average daily net assets of Class A, Investor Class and Class R2 shares. Class R3 shares of each Acquiring Fund are subject to a distribution fee equal to an annual rate of 0.25% of the average daily net assets of Class R3 shares along with a service fee equal to an annual rate of 0.25% of the average daily net assets of Class R3 shares. Class I and Class R1 shares of each Acquiring Fund are not subject to any distribution and/or service (12b-1) fees.

2

The net assets of the Funds as of February 28, 2019 were approximately:

Acquired Fund	Net Assets	Acquiring Fund	Net Assets
MainStay Retirement 2010 Fund	$31,856,932	MainStay Conservative Allocation Fund	$419,534,598
MainStay Retirement 2020 Fund	$112,585,994
MainStay Retirement 2030 Fund	$259,301,482	MainStay Moderate Allocation Fund	$692,154,424
MainStay Retirement 2040 Fund	$225,607,373	MainStay Moderate Growth Allocation Fund	$712,268,896
MainStay Retirement 2050 Fund	$126,716,141
MainStay Retirement 2060 Fund	$10,372,453	MainStay Growth Allocation Fund	$372,769,150

New York Life Investments is the investment manager to the Funds. Pursuant to a management agreement with each Fund, New York Life Investments is entitled to receive fees from each Fund, accrued daily and payable monthly. However, New York Life Investments has contractually agreed to waive its management fee to 0.00% with respect to each Acquired Fund until February 28, 2020. The Acquiring Funds do not pay any fees to New York Life Investments under the management agreement in return for the advisory and asset allocation services provided. The Funds do, however, indirectly pay their proportionate share of the management fees paid to New York Life Investments or its affiliates by the affiliated Underlying Funds in which the Funds invest and the advisor of the unaffiliated Underlying Funds in which the Funds invest.

For the fiscal year ended October 31, 2018, the Funds paid New York Life Investments an aggregate fee for services performed as a percentage of the Funds’ average daily net assets equal to 0.00%.

With respect to each Acquired Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentages of its average daily net assets: Class A, 0.375%; Investor Class, 0.475%; Class I, 0.125%; Class R1, 0.225%; Class R2, 0.475%; and Class R3, 0.725%. This agreement will remain in effect until February 28, 2020.

With respect to each Acquiring Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentages of its average daily net assets: Class A, 0.50%; Investor Class, 0.55%; Class B, 1.30%; Class C, 1.30%; Class I, 0.25%; Class R1, 0.35%; Class R2, 0.60%; and Class R3, 0.85%. This agreement will remain in effect until February 28, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

The following table identifies the various service providers to the Funds, other than each Fund’s manager and subadvisor. Each of these service providers has entered into an agreement with MainStay Funds Trust, as the case may be, that governs the provision of services to the Funds.

	Acquired Fund	Acquiring Fund
Distributor	NYLIFE Distributors LLC	NYLIFE Distributors LLC
Transfer agent	NYLIM Service Co.	NYLIM Service Co.
Custodian	State Street Bank & Trust	State Street Bank & Trust
Independent registered public accounting firm	KPMG LLP	KPMG LLP

3

No significant accounting policies, specifically, policies regarding valuation of portfolio securities or compliance with Subchapter M of the Code will change as a result of the Reorganizations.

It is anticipated that each Reorganization will qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither the Acquired Funds, the Acquiring Funds, nor the shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the applicable Reorganization Agreement, and the aggregate tax basis of the corresponding Acquiring Fund shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor immediately before the Reorganization. As February 28, 2019, the Funds had the following in net realized losses:

Acquired Fund	Net Realized Losses	Acquiring Fund	Net Realized Losses
MainStay Retirement 2010 Fund	$(499,113)	MainStay Conservative Allocation Fund	$(5,987,490)
MainStay Retirement 2020 Fund	$(1,616,014)
MainStay Retirement 2030 Fund	$(3,356,109)	MainStay Moderate Allocation Fund	$(7,615,350)
MainStay Retirement 2040 Fund	$(3,707,112)	MainStay Moderate Growth Allocation Fund	$(7,309,074)
MainStay Retirement 2050 Fund	$(1,912,446)
MainStay Retirement 2060 Fund	$(236,362)	MainStay Growth Allocation Fund	$(3,377,571)

As of February 28, 2019, the Funds had the following net unrealized appreciation:

Acquired Fund	Net Unrealized Appreciation	Acquiring Fund	Net Unrealized Appreciation
MainStay Retirement 2010 Fund	$1,039,805	MainStay Conservative Allocation Fund	$16,551,444
MainStay Retirement 2020 Fund	$8,519,913
MainStay Retirement 2030 Fund	$21,891,225	MainStay Moderate Allocation Fund	$47,237,274
MainStay Retirement 2040 Fund	$18,548,328	MainStay Moderate Growth Allocation Fund	$68,467,457
MainStay Retirement 2050 Fund	$10,634,350
MainStay Retirement 2060 Fund	$620,781	MainStay Growth Allocation Fund	$41,175,217

Any securities transactions conducted in advance of the Reorganizations to align the portfolio holdings of the Acquired Fund with those of the corresponding Acquiring Fund are expected to generate capital gains for the Acquired Funds, based on market prices as of the date of the Information Statement/Prospectus. These distributable capital gains if any, would be distributed to shareholders of each Acquired Fund in advance of the Reorganization. This distribution generally would be taxable to shareholders that are not in a tax-qualified plan. However, because it is not anticipated that the Acquired Funds will sell more than 15% of its securities specifically in anticipation of the Reorganizations, it is not estimated that any capital gains generated directly by the Reorganizations will be significant. For more information regarding the tax treatment of capital gains distributions, please see “Understand the Tax Consequences” in Appendix C to the Information Statement/Prospectus. In addition, you should seek the advice of a tax advisor to determine how this distribution will impact your individual tax situation.

4